UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GLDX)

Global X Pure Gold Miners ETF (ticker: GGGG)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Global X Junior Miners ETF (formerly Global X

S&P/TSX 30 Canada ETF) (ticker: JUNR)

Annual Report

October 31, 2012

Management Discussion of Fund Performance (unaudited)	1

Schedule of Investments

Global X Silver Miners ETF	9

Global X Gold Explorers ETF	12

Global X Pure Gold Miners ETF	14

Global X Copper Miners ETF	17

Global X Uranium ETF	20

Global X Lithium ETF	22

Global X Fertilizers/Potash ETF	25

Global X Junior Miners ETF	28

Statements of Assets and Liabilities	32

Statements of Operations	34

Statements of Changes in Net Assets	36

Financial Highlights	40

Notes to Financial Statements	42

Report of Independent Registered Public Accounting Firm	56

Disclosure of Fund Expenses (unaudited)	57

Approval of Investment Advisory Agreement (unaudited)	59

Supplemental Information (unaudited)	62

Trustees and Officers of the Trust (unaudited)	63

Notice to Shareholders (unaudited)	66

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration. The Fund is the first ETF globally focused exclusively on the silver mining sector.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 5.76%, while the Index increased 6.72%. The Fund had a net asset value of $23.66 per share on October 31, 2011 and ended the reporting period with a net asset value of $24.98 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from MAG Silver Corp. and First Majestic Silver Corp., which returned 36.32% and 30.05%, respectively. The worst performers were Alcyone Resources and Alexco Resources Corp., which returned -52.06% and -49.09%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	5.76%	6.05%	24.51%	25.12%
Solactive Global Silver Miners Index	6.72%	6.72%	25.34%	25.34%
S&P 500 Index	15.21%	15.21%	8.97%	8.97%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Gold Explorers Index is designed to track the performance of the largest and most liquid listed companies that are active in the exploration for gold.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 33.42%, while the Index decreased 33.27%. The Fund had a net asset value of $13.36 per share on October 31, 2011 and ended the reporting period with a net asset value of $8.68 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Continental Gold Ltd. and Tigray Resources, which returned 16.3% and 8.01%, respectively. The worst performers were Canaco Resources and Ampella Mining Ltd., which returned - 79.62% and -76.15%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	(33.42%)	(32.55%)	(24.31%)	(23.70%)
Solactive Global Gold Explorers Index	(33.27%)	(33.27%)	(24.56%)	(24.56%)
S&P 500 Index	15.21%	15.21%	10.92%	10.92%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 3, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)
Global X Pure Gold Miners ETF

Global X Pure Gold Miners ETF

The Global X Pure Gold Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Pure Gold Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Pure Gold Miners Index tracks the performance of the largest and most liquid gold mining companies globally. Only companies that generate the vast majority of their business from gold mining are eligible to be included in the index. As of 2011, over 95% of the revenues from the companies in the Underlying Index were derived from gold mining, according to Structured Solutions AG.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 19.13%, while the Index decreased 19.10%. The Fund had a net asset value of $14.67 per share on October 31, 2011 and ended the reporting period with a net asset value of $11.62 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Koza Altin Isletmeleri and China Gold International Resources, which returned 61.49% and 44.91%, respectively. The worst performers were Alacer Gold Corporation and Semafo Inc., which returned -52.45% and -47.45%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Pure Gold Miners ETF	(19.13%)	(18.15%)	(13.94%)	(13.45%)
Solactive Global Pure Gold Miners Index	(19.10%)	(19.10%)	(13.61%)	(13.61%)
S&P 500 Index	15.21%	15.21%	7.61%	7.61%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on March 14, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the copper mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the copper mining industry, such as copper mining, refining, or exploration.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 7.08%, while the Index decreased 6.95%. The Fund had a net asset value of $14.92 per share on October 31, 2011 and ended the reporting period with a net asset value of $12.93 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Park Elektrik Madencilik Sanayi ve Ticaret AS and Cudeco Ltd., which returned 92.25% and 45.83%, respectively. The worst performers were Straits Resources Ltd. and Mercator Minerals Ltd., which returned -85.61% and -71.45%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	(7.08%)	(6.30%)	(1.30%)	(1.27%)
Solactive Global Copper Miners Index	(6.95%)	(6.95%)	(0.89%)	(0.89%)
S&P 500 Index	15.21%	15.21%	8.97%	8.97%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Uranium Index is designed to reflect the performance of the uranium mining industry. It is comprised of selected companies globally that are primarily engaged in some aspect of the uranium mining industry, such as mining, refining, exploration, and manufacturing of equipment for the uranium industry. The Fund is the nation’s first ETF focused exclusively on the uranium industry.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 30.53%, while the Index decreased 32.27%. The Fund had a net asset value of $10.09 per share on October 31, 2011 and ended the reporting period with a net asset value of $7.01 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Berkeley Resources Ltd. and Laramide Resources Ltd., which returned 42.46% and 34.64%, respectively. The worst performers were Bannerman Resources and USEC Inc., which returned -69.91% and -67.83%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	(30.53%)	(29.76%)	(34.90%)	(34.57%)
Solactive Global Uranium Index	(32.27%)	(32.27%)	(35.38%)	(35.38%)
S&P 500 Index	15.21%	15.21%	9.87%	9.87%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 4, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)
Global X Lithium ETF

Global X Lithium ETF

The Global X Lithium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the largest and most liquid listed companies that are active in the exploration and/or mining of Lithium or the production of Lithium batteries. The Fund is the first ETF globally focused exclusively on the lithium sector.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 9.25%, while the Index decreased 9.84%. The Fund had a net asset value of $15.90 per share on October 31, 2011 and ended the reporting period with a net asset value of $14.41 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Talison Lithium Ltd. and Orocobre Ltd., which returned 84.92% and 53.55%, respectively. The worst performers were A123 Systems Inc. and Valence Technology Inc., which returned - 95.81% and -94.79%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium ETF	(9.25%)	(9.03%)	(2.62%)	(2.95%)
Solactive Global Lithium Index	(9.84%)	(9.84%)	(2.14%)	(2.14%)
S&P 500 Index	15.21%	15.21%	14.24%	14.24%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on July 22, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

6

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/potash ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Fertilizers/Potash Index tracks the performance of the largest and most liquid listed companies globally that are active in some aspect of the fertilizer industry. The Fund is the nation’s first ETF focused exclusively on the fertilizers industry.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 0.61%, while the Index decreased 0.36%. The Fund had a net asset value of $14.06 per share on October 31, 2011 and ended the reporting period with a net asset value of $13.85 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Terra Nitrogen Co. and Syngenta AG, which returned 36.70% and 29.88%, respectively. The worst performers were Sinofert Holdings and K+S AG, which returned -35.96% and - 23.55%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	(0.61%)	(0.46%)	(5.04%)	(5.04%)
Solactive Global Fertilizers/Potash Index	(0.36%)	(0.36%)	(4.55%)	(4.55%)
S&P 500 Index	15.21%	15.21%	7.06%	7.06%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on May 25, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

7

Management Discussion of Fund Performance (unaudited)
Global X Junior Miners ETF

Global X Junior Miners ETF

The Global X Junior Miners ETF, formerly the Global X S&P/TSX Venture 30 Canada ETF, (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Junior Miners Index (“Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Junior Miners Index is designed to track the market performance of small-capitalization mining companies globally, as defined by Structured Solutions AG.

On September 6, 2012, the Index for the Fund was changed from the S&P/TSX Venture 30 Index to the Solactive Global Junior Miners Index. This change was intended to position the Fund to benefit from the growth of commodity consumption around the world by investing in companies that are key elements of the commodity supply chain. This change also allows the Fund to diversify its investments geographically. For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 3.16%, while the Index decreased 6.29%. The Fund had a net asset value of $11.53 per share on October 31, 2011 and ended the reporting period with a net asset value of $10.84 on October 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

During the reporting period, the highest returns came from Rio Alto Mining Ltd. and Sandstorm Gold Ltd., which returned 103.54% and 92.41%, respectively. The worst performers were CGX Energy Inc. and Madalena Ventures Inc., which returned -85.39% and -79.19%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Junior Miners ETF	(3.16%)	(2.19%)	(16.76%)	(16.47%)
Hybrid Solactive Junior Miners & S&P/TSX
Venture 30 Index	(6.29%)	(6.29%)	(18.29%)	(18.29%)
S&P/TSX Venture 30 Index	(15.85%)	(15.85%)	(23.51%)	(23.51%)
S&P 500 Index	15.21%	15.21%	9.70%	9.70%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on March 16, 2011.

**Reflects performance of S&P/TSX Venture 30 Index through September 6, 2012, and Solactive Global Junior Miners thereafter.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

8

Schedule of Investments	October 31, 2012

Global X Silver Miners ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA—0.2%
Basic Materials — 0.2%
Alcyone Resources *	15,997,416	$813,704
CANADA—48.7%
Basic Materials — 48.7%
Alexco Resource *	655,889	2,557,967
Aurcana *(A)	6,077,322	6,571,722
Bear Creek Mining *(A)	892,440	3,163,192
Endeavour Silver *	1,168,776	10,659,237
Excellon Resources *	3,567,902	1,536,118
First Majestic Silver *	798,491	18,460,233
Fortuna Silver Mines *	1,681,279	9,325,943
Great Panther Silver *(A)	1,814,477	3,615,328
Impact Silver *	788,608	1,058,057
MAG Silver *(A)	736,284	9,424,435
Minco Silver *(A)	467,023	897,806
Orko Silver *(A)	1,697,816	2,855,901
Pan American Silver	1,540,499	33,890,978
Scorpio Mining *	2,637,414	2,772,751
Silver Standard Resources *	1,089,031	16,585,942
Silver Wheaton	1,167,441	47,281,361
Silvercorp Metals (A)	2,229,645	13,868,392
US Silver & Gold *	693,489	1,659,513
Wildcat Silver *(A)	1,207,604	1,596,032
TOTAL CANADA		187,780,908
MEXICO—23.0%
Basic Materials — 23.0%
Fresnillo	1,468,450	45,475,101
Industrias Penoles	864,477	43,243,656
TOTAL MEXICO		88,718,757
PERU—4.3%
Basic Materials — 4.3%
Hochschild Mining	2,099,019	16,767,221
UNITED KINGDOM— 4.9%
Basic Materials — 4.9%
Arian Silver *	3,713,737	1,086,247
Polymetal International	988,368	17,768,198

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	October 31, 2012

Global X Silver Miners ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
TOTAL UNITED KINGDOM
UNITED STATES— 18.3%		$18,854,445
Basic Materials — 18.3%
Coeur d'Alene Mines *	608,975	18,823,417
Golden Minerals *(A)	453,627	1,982,350
Hecla Mining (A)	2,784,535	18,322,240
McEwen Mining *	2,095,178	10,182,565
Mines Management *	198,945	238,734
Revett Minerals *	305,689	1,089,615
Silvercrest Mines *	810,636	2,110,292
Tahoe Resources *	878,653	17,911,765
TOTAL UNITED STATES		70,660,978
TOTAL COMMON STOCK
(Cost $376,511,655)		383,596,013

TIME DEPOSIT — 0.8%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $3,060,636)	$3,060,636	3,060,636

REPURCHASE AGREEMENT — 1.5%
Barclays Capital
0.300%, dated 10/31/12, to be repurchased on 11/01/12,
repurchase price $5,761,945 (collateralized by U.S. Treasury Notes, ranging in par value $2,473-$819,334, 0.000%, 11/01/12-10/17/13)
with a total market value of $5,877,145 (B)
(Cost $5,761,897)	5,761,897	5,761,897

TOTAL INVESTMENTS — 101.7%
(Cost $385,334,188)		$392,418,546

Percentages are based on Net Assets of $385,966,774.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan as of October 31, 2012 was $5,759,770.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of October 31, 2012 was $5,761,897.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	October 31, 2012

Global X Silver Miners ETF

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$383,596,013	$—	$—	$383,596,013
Time Deposit	—	3,060,636	—	3,060,636
Repurchase Agreement	—	5,761,897	—	5,761,897
Total Investments in Securities	$383,596,013	$8,822,533	$—	$392,418,546

For the year ended October 31, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2012

Global X Gold Explorers ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares/Face
	Amount	Value
COMMON STOCK — 99.6%
AUSTRALIA—4.7%
Basic Materials — 4.7%
Gryphon Minerals *	2,394,641	$1,938,900
CANADA—94.9%
Basic Materials — 94.9%
Atac Resources *	710,268	1,564,545
Chesapeake Gold *	192,298	1,761,729
Continental Gold *	266,672	2,539,225
Exeter Resource *	1,236,383	1,733,103
Gold Canyon Resources *	1,283,933	1,645,491
International Tower Hill Mines *	580,060	1,405,502
Kaminak Gold, Cl A *	960,204	1,845,899
Keegan Resources *	600,714	2,369,775
Lydian International, Cl A *	789,456	1,825,926
Newstrike Capital *	1,151,117	2,985,124
Novagold Resources *	359,431	1,761,212
Paramount Gold and Silver *	667,549	1,775,680
Pretium Resources *	144,057	1,952,973
Rainy River Resources *	440,738	2,400,616
Rubicon Minerals *	694,522	2,461,685
Sabina Gold & Silver *	943,023	2,738,189
Seabridge Gold *	121,682	2,097,798
Torex Gold Resources *	1,184,562	2,466,973
Volta Resources *	2,875,353	1,813,740
TOTAL CANADA		39,145,185
TOTAL COMMON STOCK (Cost $49,811,509)		41,084,085

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 11/01/12 (Cost $155)	$155	155

TOTAL INVESTMENTS — 99.6% (Cost $49,811,664)		$41,084,240

Percentages are based on Net Assets of $41,251,366.

* Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2012

Global X Gold Explorers ETF

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,084,085	$—	$—	$41,084,085
Time Deposit	—	155	—	155
Total Investments in Securities	$41,084,085	$155	$—	$41,084,240

For the year ended October 31, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2012

Global X Pure Gold Miners ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA—6.8%
Basic Materials — 6.8%
Medusa Mining	24,173	$153,067
Perseus Mining *	62,075	164,959
TOTAL AUSTRALIA		318,026
CANADA—41.0%
Basic Materials — 41.0%
Alamos Gold	11,032	215,946
Aurizon Mines *	21,441	98,108
B2Gold *	48,985	202,561
Centerra Gold	22,059	250,241
Detour Gold *	7,855	221,316
Eldorado Gold	16,222	239,736
Kinross Gold	23,398	232,399
Kirkland Lake Gold *	7,977	78,752
Osisko Mining *	21,719	213,330
SEMAFO	37,684	150,925
TOTAL CANADA		1,903,314
CHINA—4.2%
Basic Materials — 4.2%
Real Gold Mining * (A) (B)	36,500	10,455
Zhaojin Mining Industry	109,857	184,275
TOTAL CHINA		194,730
JERSEY—5.4%
Basic Materials — 5.4%
Randgold Resources ADR	2,092	250,182
SOUTH AFRICA— 12.8%
Basic Materials — 12.8%
AngloGold Ashanti ADR	6,274	213,191
Gold Fields ADR	16,014	200,335

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2012

Global X Pure Gold Miners ETF

	Shares/Face
	Amount	Value

COMMON STOCK — continued
Basic Materials — continued
Harmony Gold Mining ADR	21,721	$180,284
TOTAL SOUTH AFRICA		593,810
TURKEY—4.9%
Basic Materials — 4.9%
Koza Altin Isletmeleri	10,429	226,907
UNITED KINGDOM— 5.1%
Basic Materials — 5.1%
African Barrick Gold	13,873	94,924
Petropavlovsk	21,920	142,662
TOTAL UNITED KINGDOM		237,586
UNITED STATES— 19.5%
Basic Materials — 19.5%
Alacer Gold *	34,998	192,029
Allied Nevada Gold *	6,613	244,152
Centamin (A) (B)	141,557	132,495
Gold Resource	6,558	109,650
Polyus Gold International *	70,626	235,070
TOTAL UNITED STATES		913,396
TOTAL COMMON STOCK (Cost $5,588,737)		4,637,951

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/12 (Cost $12,117)	$12,117	12,117
TOTAL INVESTMENTS — 100.0% (Cost $5,600,854)		$4,650,068

Percentages are based on Net Assets of $4,649,413.

*	Non-income producing security.

ADR — American Depositary Receipt

(A)	Security considered illiquid. The total value of such security as of October 31, 2012 was $142,950 and represented 3.1% of Net Assets.

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2012, was $142,950 and represents 3.1% of Net Assets.

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2012

Global X Pure Gold Miners ETF

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$318,026	$—	$—	$318,026
Canada	1,903,314	—	—	1,903,314
China	184,275	—	10,455	194,730
Jersey	250,182	—	—	250,182
South Africa	593,810	—	—	593,810
Turkey	226,907	—	—	226,907
United Kingdom	237,586	—	—	237,586
United States	780,901	132,495	—	913,396
Total Common Stock	4,495,001	132,495	10,455	4,637,951
Time Deposit	—	12,117	—	12,117
Total Investments in Securities	$4,495,001	$144,612	$10,455	$4,650,068

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2012, there was a transfer from Level 1 to Level 2 in the amount of $132,495 due to the securities being fair valued. There were no transfers in or out of Level 3

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2012

Global X Copper Miners ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA—9.3%
Basic Materials — 9.3%
Cudeco (A) (B) (C)	265,324	$1,286,216
OZ Minerals	184,318	1,567,011
Straits Resources *	251,301	25,304
TOTAL AUSTRALIA		2,878,531
CANADA—45.6%
Basic Materials — 45.6%
Augusta Resource * (C)	175,909	480,231
Capstone Mining *	611,446	1,512,162
Copper Mountain Mining ^*	188,797	763,694
Copper Mountain Mining *	12,300	50,012
Duluth Metals *	188,300	424,205
First Quantum Minerals	65,311	1,468,067
HudBay Minerals, Cl B	154,934	1,438,036
Imperial Metals *	82,588	1,055,969
Inmet Mining	30,212	1,557,865
Katanga Mining *	294,000	141,297
Lumina Copper *	51,055	486,652
Lundin Mining *	276,173	1,437,897
Mercator Minerals *	455,898	225,952
Northern Dynasty Minerals *	151,403	535,967
Taseko Mines *	402,416	1,106,644
Turquoise Hill Resources *	185,480	1,463,437
TOTAL CANADA		14,148,087
CHINA—4.9%
Basic Materials — 4.9%
Jiangxi Copper, Cl H	585,802	1,515,517
MEXICO—4.8%
Basic Materials — 4.8%
Grupo Mexico, Cl B	462,606	1,483,844

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2012

Global X Copper Miners ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
PERU—5.0%
Basic Materials — 5.0%
Southern Copper	40,759	$1,552,918
POLAND—4.7%
Basic Materials — 4.7%
KGHM Polska Miedz	28,758	1,448,416
SOUTH AFRICA— 0.6%
Basic Materials — 0.6%
Palabora Mining	17,965	175,161
SWITZERLAND—4.8%
Basic Materials — 4.8%
Xstrata	94,683	1,496,024
TURKEY—0.9%
Basic Materials — 0.9%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	80,885	296,917
UNITED KINGDOM— 14.1%
Basic Materials — 14.1%
Antofagasta	72,089	1,462,325
Kazakhmys	123,785	1,416,295
Vedanta Resources	82,020	1,500,971
TOTAL UNITED KINGDOM		4,379,591
UNITED STATES— 4.4%
Basic Materials — 4.4%
Freeport-McMoRan Copper & Gold	35,904	1,395,947
TOTAL COMMON STOCK (Cost $37,780,048)		30,770,953

WARRANT — 0.0%
Canada — 0.0%
Duluth Exploration, Expires 1/18/13*(A) (B) (Cost $–)	11,771	—

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/12 (Cost $71,590)	$71,590	71,590

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2012

Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 2.6%
Barclays Capital
0.300%, dated 10/31/12, to be repurchased on 11/01/12,
repurchase price $797,707 (collateralized by U.S.
Treasury Notes, ranging in par value $78-$132,738, 0.000%, 11/01/12-
10/17/13) with a total market value of $813,655 (D) (Cost $797,700)	$797,700	$797,700

TOTAL INVESTMENTS — 101.9% (Cost $38,649,338)		$31,640,243

Percentages are based on Net Assets of $31,040,710.

*	Non-income producing security.

Cl — Class

^  Traded on Toronto Stock Exchange

(A)	Securities considered illiquid. The total value of such security as of October 31, 2012 was $1,286,216 and represented 4.1% of Net Assets.

(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2012 was $1,286,216 and represented 4.1% of Net Assets.
(C)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan as of October 31, 2012 was $756,915.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of October 31, 2012 was $797,700.

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,484,737	$1,286,216	$—	$30,770,953
Time Deposit	—	71,590	—	71,590
Warrant	—	—	—	—
Repurchase Agreement	—	797,700	—	797,700
Total Investments in Securities	$29,484,737	$2,155,506	$—	$31,640,243

For the year ended October 31, 2012, there was a transfer from Level 1 to Level 2 in the amount of $1,286,216 due to the securities being fair valued. There were no transfers in or out of Level 3.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2012

Global X Uranium ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA—29.0%
Basic Materials — 29.0%
Azimuth Resources *(A)	18,166,338	$6,977,334
Bannerman Resources *	12,717,034	1,108,882
Berkeley Resources *(A)	5,377,734	2,623,721
Energy Resources of Australia*(A)	4,115,352	6,023,467
Greenland Minerals & Energy *(A)	6,698,531	2,155,568
Paladin Energy *(A)	17,317,725	20,403,614
TOTAL AUSTRALIA		39,292,586
CANADA—44.8%
Basic Materials — 44.8%
Cameco	1,323,291	25,664,227
Denison Mines *	4,804,460	6,205,511
Laramide Resources *	2,587,288	2,357,379
Mega Uranium *	9,593,401	1,440,811
Rockgate Capital *(A) (C)	13,530,081	7,044,447
Uex *	9,461,660	5,210,426
Uranium One *(A)	5,947,791	12,922,860
TOTAL CANADA		60,845,661
UNITED STATES— 26.0%
Basic Materials — 26.0%
Energy Fuels *	13,937,241	2,372,297
Uranerz Energy *(A) (C)	4,315,082	7,163,036
Uranium Energy *(A)	3,199,472	7,550,754
Uranium Resources *(A) (C)	11,608,711	5,155,428
Ur-Energy *(A) (C)	8,826,426	8,032,048
USEC * (A) (C)	7,328,404	4,950,337
TOTAL UNITED STATES		35,223,900
TOTAL COMMON STOCK (Cost $261,489,761)		135,362,147

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2012

Global X Uranium ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/12 (Cost $278,932)	$278,932	$278,932
REPURCHASE AGREEMENT — 19.9%
Barclays Capital 0.300%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price $27,033,989 (collateralized by U.S. Treasury Notes, ranging in par value $26,421-2,762,992, 0.000%, 11/01/12-10/17/13) with a total market value of $27,574,488 (B) (Cost $27,033,764)	27,033,764	27,033,764

TOTAL INVESTMENTS — 119.9% (Cost $288,802,457)		$162,674,843

Percentages are based on Net Assets of $135,668,263.

*	Non-income producing security.

Cl — Class

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan as of October 31, 2012 was $22,893,660.

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2012 was $27,033,764.
(C)	Affiliated investment (see Note 3).

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$135,362,147	$—	$—	$135,362,147
Time Deposit	—	278,932	—	278,932
Repurchase Agreement	—	27,033,764	—	27,033,764
Total Investments in Securities	$135,362,147	$27,312,696	$—	$162,674,843

For the year ended October 31, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2012

Global X Lithium ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 102.1%
AUSTRALIA—21.0%
Basic Materials — 21.0%
Galaxy Resources * (A)	7,380,480	$3,868,979
Orocobre *	1,618,573	3,116,712
Reed Resources *	14,170,185	2,647,698
Talison Lithium *	782,574	5,038,249
TOTAL AUSTRALIA		14,671,638
CANADA—12.1%
Basic Materials — 11.7%
Avalon Rare Metals *(A)	1,987,982	3,184,752
Canada Lithium *	5,912,686	3,788,855
Lithium Americas *	1,307,376	1,217,382
		8,190,989
Industrials — 0.4%
Electrovaya *(A)	687,000	247,629
TOTAL CANADA		8,438,618
CHILE—16.0%
Basic Materials — 16.0%
Sociedad Quimica y Minera de Chile ADR	192,772	11,151,860
CHINA—0.7%
Industrials — 0.7%
China BAK Battery *(A)	278,464	456,681
FRANCE—4.5%
Industrials — 4.5%
Saft Groupe	142,368	3,165,599
HONG KONG— 2.5%
Industrials — 2.5%
Coslight Technology International Group*	5,842,624	1,771,623
JAPAN—4.5%
Industrials — 4.5%
GS Yuasa (A)	805,769	3,149,191

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2012

Global X Lithium ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
SOUTH KOREA— 4.8%
Basic Materials — 4.8%
LG Chemical	11,981	$3,361,623
UNITED STATES— 36.0%
Basic Materials — 29.0%
FMC	263,117	14,082,022
Rockwood Holdings	135,039	6,198,290
		20,280,312
Industrials — 7.0%
Exide Technologies *	1,220,207	3,721,631
Ultralife *	363,382	1,115,583
		4,837,214
TOTAL UNITED STATES		25,117,526
TOTAL COMMON STOCK (Cost $78,459,668)		71,284,359

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/12 (Cost $174,349)	$174,349	174,349

REPURCHASE AGREEMENT — 3.7%
Barclays Capital 0.300%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price $2,580,707 (collateralized by U.S. Treasury Notes, ranging in par value $82-$441,780, 0.000%, 11/01/12- 10/17/13) with a total market value of $2,632,303 (B) (Cost $2,580,685)	2,580,685	2,580,685

TOTAL INVESTMENTS — 106.0% (Cost $81,214,702)		$74,039,393

Percentages are based on Net Assets of $69,870,903.

*	Non-income producing security.

ADR — American Depositary Receipt

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan as of October 31, 2012 was $2,410,810.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of October 31, 2012 was $2,580,685.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2012

Global X Lithium ETF

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$71,284,359	$—	$—	$71,284,359
Time Deposit	—	174,349	—	174,349
Repurchase Agreement	—	2,580,685	—	2,580,685
Total Investments in Securities	$71,284,359	$2,755,034	$—	$74,039,393

For the year ended October 31, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2012

Global X Fertilizers/Potash ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA—9.9%
Basic Materials — 9.9%
Incitec Pivot	390,886	$1,282,205
Nufarm	253,761	1,514,653
TOTAL AUSTRALIA		2,796,858
CANADA—10.1%
Basic Materials — 10.1%
Agrium	15,408	1,622,642
Potash Corp of Saskatchewan	30,615	1,230,730
TOTAL CANADA		2,853,372
CHILE—4.6%
Basic Materials — 4.6%
Sociedad Quimica y Minera de Chile ADR	22,452	1,298,848
CHINA—4.0%
Basic Materials — 4.0%
China BlueChemical	1,808,388	1,145,694
GERMANY—4.5%
Basic Materials — 4.5%
K+S	27,096	1,281,890
HONG KONG— 4.9%
Basic Materials — 4.9%
Sinofert Holdings	6,586,181	1,393,712
ISRAEL—9.9%
Basic Materials — 9.9%
Israel Chemicals	115,121	1,440,624
The Israel Corp	2,013	1,368,383
TOTAL ISRAEL		2,809,007

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2012

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
JAPAN—2.8%
Basic Materials — 2.8%
Nihon Nohyaku	180,898	$802,178
NORWAY—4.7%
Basic Materials — 4.7%
Yara International	28,562	1,345,615
RUSSIA—4.7%
Basic Materials — 4.7%
Uralkali GDR	34,038	1,333,609
SOUTH KOREA— 2.4%
Basic Materials — 2.4%
Namhae Chemical (A)(B)	74,159	671,824
SWITZERLAND—4.9%
Basic Materials — 4.9%
Syngenta	3,585	1,400,433
TAIWAN—4.3%
Basic Materials — 4.3%
Taiwan Fertilizer	507,340	1,208,759
TURKEY—4.0%
Basic Materials — 4.0%
Bagfas Bandirma Gubre Fabrik	19,559	602,865
Gubre Fabrikalari *	74,093	518,754
TOTAL TURKEY		1,121,619
UNITED STATES— 24.1%
Basic Materials — 24.1%
CF Industries Holdings	7,709	1,581,810
Intrepid Potash *	62,135	1,350,194
Mosaic	26,029	1,362,358
Scotts Miracle-Gro, Cl A	26,642	1,140,544
Terra Nitrogen	6,612	1,419,662
TOTAL UNITED STATES		6,854,568
TOTAL COMMON STOCK (Cost $29,833,505)		28,317,986

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2012

Global X Fertilizers/Potash ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/12 (Cost $41,945)	$41,945	$41,945
TOTAL INVESTMENTS — 99.9% (Cost $29,875,450)		$28,359,931

Percentages are based on Net Assets of $28,383,494.

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2012, was $671,824 and represented 2.4% of Net Assets.
(B)	Securities considered illiquid. The total value of such security as of October 31, 2012 was $671,824 and represented 2.4% of Net Assets.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,646,162	$671,824	$—	$28,317,986
Time Deposit	—	41,945	—	41,945
Total Investments in Securities	$27,646,162	$713,769	$—	$28,359,931

For the year ended October 31, 2012, there was a transfer from Level 1 to Level 2 in the amount of $671,824 due to the securities being fair valued. There were no transfers in or out of Level 3.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2012

Global X Junior Miners ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA—27.8%
Basic Materials — 27.8%
Alumina	81,335	$81,475
Aquila Resources *	5,967	16,662
Atlas Iron	25,281	40,283
Beadell Resources *	21,277	21,424
CGA Mining *	10,176	30,872
Discovery Metals *	11,449	20,561
Energy Resources of Australia*	5,301	7,759
Evolution Mining *	14,916	30,890
Independence Group	6,976	28,894
Kingsgate Consolidated	4,745	27,041
Lynas *	54,596	41,372
Medusa Mining	6,395	40,494
Mineral Deposits *	2,387	12,141
Mount Gibson Iron	12,169	8,906
Northern Star Resources	11,059	14,752
OceanaGold ADR *	6,770	23,472
Paladin Energy *	24,305	28,636
PanAust	17,383	60,088
Perseus Mining *	14,443	38,381
Resolute Mining	15,795	31,317
Sandfire Resources *	2,999	26,244
Silver Lake Resources *	5,820	21,206
St. Barbara *	10,418	20,493
Sundance Resources *	80,996	29,848
Syrah Resources *	1,844	4,690
Toho Zinc	4,047	13,738
Troy Resources	2,450	11,241
Western Areas	4,550	20,687
TOTAL AUSTRALIA		753,567
BRAZIL—0.5%
Basic Materials — 0.5%
MMX Mineracao e Metalicos *	7,346	14,540

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2012

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM—0.8%
Basic Materials — 0.8%
Nyrstar*	3,857	$22,447
CANADA—38.2%
Basic Materials — 38.2%
Alacer Gold *	9,312	51,094
Argonaut Gold *	2,890	30,759
Aurcana *	14,532	15,714
AuRico Gold *	9,241	77,166
Aurizon Mines *	5,075	23,222
B2Gold *	11,594	47,943
Banro *	6,512	30,123
Barisan Gold *	4,920	739
Capstone Mining *	11,130	27,525
Centerra Gold	5,221	59,228
Colossus Minerals *	3,360	19,075
Continental Gold *	2,764	26,318
Denison Mines *	10,654	13,761
Dundee Precious Metals *	3,155	29,031
Endeavour Silver *	2,841	25,910
Fortuna Silver Mines *	4,091	22,692
Gabriel Resources *	6,865	16,634
HudBay Minerals, Cl B	5,647	52,413
Kirkland Lake Gold *	1,888	18,639
Lake Shore Gold *	12,884	10,320
MAG Silver *	1,431	18,225
Nevsun Resources	6,481	30,694
Novagold Resources *	6,185	30,035
Orbite Aluminae *	5,651	15,503
Premier Gold Mines *	4,408	24,760
Rainy River Resources *	2,856	15,556
Rio Alto Mining *	5,040	28,613
Rubicon Minerals *	8,792	31,163
Sandstorm Gold *	2,043	28,617
Seabridge Gold *	1,294	22,309
SEMAFO	8,920	35,725
Silver Standard Resources *	2,640	40,099
Silvercorp Metals	5,422	33,725
Sherritt International	9,553	41,321
Thompson Creek Metals *	5,051	13,250
Torex Gold Resources *	13,535	28,188
TOTAL CANADA		1,036,089

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2012

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 2.9%
Basic Materials — 2.9%
China Molybdenum, Cl H*	38,489	$16,488
CST Mining Group *	665,616	9,447
Hidili Industry International Development	30,241	7,687
Shougang Fushan Resources Group	128,145	44,809
TOTAL HONG KONG		78,431
INDONESIA—0.5%
Basic Materials — 0.5%
Aneka Tambang Persero	107,547	14,332
IRELAND—1.9%
Basic Materials — 1.9%
Kenmare Resources *	80,854	51,422
JAPAN—0.8%
Basic Materials — 0.8%
Pacific Metals*	4,365	14,818
Sky Aluminum	2,514	5,889
TOTAL JAPAN		20,707
RUSSIA—0.4%
Basic Materials — 0.4%
Raspadskaya*	5,025	9,447
SINGAPORE—0.6%
Basic Materials — 0.6%
LionGold *	19,909	17,382
SOUTH AFRICA— 0.9%
Basic Materials — 0.9%
Northam Platinum	6,439	24,209
UNITED KINGDOM— 7.5%
Basic Materials — 7.5%
African Minerals *	9,098	40,119
Centamin (A)(B)*	32,961	30,851
Ferrexpo	9,024	30,421
Highland Gold Mining*	3,081	5,196
London Mining *	3,358	8,264
Lonmin	4,715	39,034
Petropavlovsk	5,867	38,184
Talvivaara Mining *	5,263	11,058
TOTAL UNITED KINGDOM		203,127

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2012

Global X Junior Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 17.1%
Basic Materials — 17.1%
Alpha Natural Resources *	7,186	$61,584
Arch Coal	6,982	55,577
Century Aluminum *	1,665	11,905
Cloud Peak Energy *	1,984	41,862
Coeur d'Alene Mines *	2,940	90,875
Gold Resource	1,553	25,966
Hecla Mining	9,323	61,345
McEwen Mining *	5,097	24,771
Molycorp *	2,713	28,215
RTI International Metals *	980	22,334
Stillwater Mining *	3,613	37,611
TOTAL UNITED STATES		462,045
TOTAL COMMON STOCK (Cost $2,463,333)		2,707,745

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/12 (Cost $2,828)	$2,828	2,828

TOTAL INVESTMENTS — 100.0% (Cost $2,466,161)		$2,710,573

Percentages are based on Net Assets of $2,710,029.

*    Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2012 was $30,851 and represented 1.1% of Net Assets.
(B)	Securities considered illiquid. The total value of such security as of October 31, 2012 was $30,851 and represented 1.1% of Net Assets.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,676,894	$30,851	$—	$2,707,745
Time Deposit	—	2,828	—	2,828
Total Investments in Securities	$2,676,894	$33,679	$—	$2,710,573

For the year ended October 31, 2012, there was a transfer from Level 1 to Level 2 in the amount of $30,851 due to the securities being fair valued. There were no transfers between Level 2 and Level 3 investments

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2012

	Global X Silver		Global X Gold	Global X Pure	Global X Copper
	Miners ETF		Explorers ETF	Gold Miners ETF	Miners ETF
Assets:
Cost of Investments	$379,572,291		$49,811,664	$5,600,854	$37,851,638
Cost of Repurchase Agreement	5,761,897		—	—	797,700
Cost of Foreign Currency	11,365		—	—	—
Investments at Value	$386,656,649	*	$41,084,240	$4,650,068	$30,842,543 *
Repurchase Agreement	5,761,897		—	—	797,700
Foreign Currency at Value	11,272		—	—	—
Receivable for Investment Securities Sold	13,268,119		189,201	—	2,364,131
Receivable for Capital Shares Sold	8,743,000		—	—	—
Dividend and Interest Receivable	12,446		—	1,769	121,658
Reclaim Receivable	—		—	—	11,937
Total Assets	414,453,383		41,273,441	4,651,837	34,137,969

Liabilities:
Payable for Investment Securities Purchased	21,983,723		—	—	2,205,845
Obligation to Return Securities Lending Collateral	5,761,897		—	—	797,700
Cash Overdraft	531,802		—	—	76,412
Payable due to Investment Adviser	209,187		22,075	2,424	17,302
Total Liabilities	28,486,609		22,075	2,424	3,097,259

Net Assets	$385,966,774		$41,251,366	$4,649,413	$31,040,710
* Includes Market Value of Securities on Loan	$5,759,770		$—	$—	$756,915

Net Assets Consist of:
Paid-in Capital	$406,449,398		$59,455,105	$5,888,689	$39,031,404
Undistributed (Distributions in Excess of) Net Investment Income	1,403,715		(604,602)	(68,820)	365,329
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(28,973,248)		(8,871,565)	(219,678)	(1,356,003)
Net Unrealized Appreciation (Depreciation) on Investments	7,084,358		(8,727,424)	(950,786)	(7,009,095)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	2,551		(148)	8	9,075

Net Assets	$385,966,774		$41,251,366	$4,649,413	$31,040,710
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,450,000		4,750,000	400,000	2,400,000

Net Asset Value, Offering and Redemption Price Per Share	$24.98		$8.68	$11.62	$12.93

The accompanying notes are an integral part of the financial statements.

32

Statements of Assets and Liabilities
October 31, 2012

	Global X Uranium	Global X Lithium	Global X Fertilizers/Potash	Global X Junior
	ETF	ETF	ETF	Miners ETF
Assets:
Cost of Investments	$187,237,329	$78,634,017	$29,875,450	$2,466,161
Cost of Repurchase Agreement	27,033,764	2,580,685	—	—
Cost of Affiliated Investments	74,531,364	—	—	—
Cost of Foreign Currency	—	—	—	3
Investments at Value	$103,295,783 *	$71,458,708 *	$28,359,931	$2,710,573
Repurchase Agreement	27,033,764	2,580,685	—	—
Affiliated Investments	32,345,296	—	—	—
Foreign Currency at Value	—	—	—	3
Cash	—	4,148	—	—
Dividend and Interest Receivable	108,749	6,804	28,403	1,194
Receivable for Investment Securities Sold	—	2,755,428	—	—
Reclaim Receivable	—	—	11,922	—
Total Assets	162,783,592	76,805,773	28,400,256	2,711,770

Liabilities:
Payable for Investment Securities Purchased	—	4,306,946	—	—
Obligation to Return Securities Lending Collateral	27,033,764	2,580,685	—	—
Payable due to Investment Adviser	81,565	47,239	16,762	1,741
Total Liabilities	27,115,329	6,934,870	16,762	1,741

Net Assets	$135,668,263	$69,870,903	$28,383,494	$2,710,029
*Includes Market Value of Securities on Loan	$22,893,660	$2,410,810	$—	$—

Net Assets Consist of:
Paid-in Capital	$340,626,471	$107,967,340	$30,857,916	$4,161,041
Undistributed (Distributions in Excess of) Net Investment Income	1,881,106	1,175,127	191,947	272,164
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(80,711,710)	(32,094,896)	(1,150,558)	(1,967,592)
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(126,127,614)	(7,175,309)	(1,515,519)	244,412
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	10	(1,359)	(292)	4

Net Assets	$135,668,263	$69,870,903	$28,383,494	$2,710,029
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,350,000	4,850,000	2,050,000	250,000
Net Asset Value, Offering and Redemption Price Per Share	$7.01	$14.41	$13.85	$10.84

The accompanying notes are an integral part of the financial statements.

33

Statements of Operations

For the year ended October 31, 2012

	Global X Silver		Global X Gold	Global X Pure	Global X Copper
	Miners ETF		Explorers ETF	Gold Miners ETF	Miners ETF
Investment Income:
Dividend Income	$4,223,873		$1	$49,344	$905,818
Interest Income	—		17	16	—
Securities Lending Income	180,228		—	—	11,507
Less: Foreign Taxes Withheld	(288,281)		—	(6,596)	(72,255)
Total Investment Income	4,115,820		18	42,764	845,070
Supervision and Administration Fees(1)	2,111,247		192,138	27,633	220,398
Total Expenses	2,111,247		192,138	27,633	220,398
Net Expenses	2,111,247		192,138	27,633	220,398
Net Investment Income (Loss)	2,004,573		(192,120)	15,131	624,672

Net Realized Gain (Loss) on:
Investments	(9,532,517	)(2)	(8,394,582)	(212,287)	(3,034,181	)(2)
Foreign Currency Transactions	(71,868)		(4,862)	(47)	17,339
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(9,604,385)		(8,399,444)	(212,334)	(3,016,842)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	24,894,512		(2,230,964)	(836,503)	(263,371)
Foreign Currency Transactions	62,386		(150)	(89)	5,494

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	24,956,898		(2,231,114)	(836,592)	(257,877)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	15,352,513		(10,630,558)	(1,048,926)	(3,274,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,357,086		$(10,822,678)	$(1,033,795)	$(2,650,047)

(1)	This expense reflects the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gain(loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

34

Statements of Operations

For the year ended October 31, 2012

	Global X	Global X	Global X Fertilizers/Potash	Global X Junior
	Uranium ETF	Lithium ETF	ETF	Miners ETF
Investment Income:
Dividend Income	$684,484	$938,126	$647,680	$4,936
Interest Income	2,180	11	—	—
Securities Lending Income	1,049,618	1,023,782	—	—
Less: Foreign Taxes Withheld	(102,673)	(102,684)	(61,703)	(416)
Total Investment Income	1,633,609	1,859,235	585,977	4,520
Supervision and Administration Fees(1)	1,138,949	650,289	191,933	18,302
Total Expenses	1,138,949	650,289	191,933	18,302
Net Expenses	1,138,949	650,289	191,933	18,302
Net Investment Income (Loss)	494,660	1,208,946	394,044	(13,782)

Net Realized Gain (Loss) on:
Investments(2)	(47,661,696)	(29,717,697)	(2,927,919)	(1,127,329)
Affiliated Investments	(9,234,965)	—	—	—
Foreign Currency Transactions	240,149	(31,270)	11,690	(277)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(56,656,512)	(29,748,967)	(2,916,229)	(1,127,606)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,555,226	19,807,265	1,380,041	942,994
Affiliated Investments	(16,319,693)	—	—	—
Foreign Currency Transactions	4,086	(1,050)	(405)	4

Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	(3,760,381)	19,806,215	1,379,636	942,998

Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(60,416,893)	(9,942,752)	(1,536,593)	(184,608)

Net Decrease in Net Assets Resulting from Operations	$(59,922,233)	$(8,733,806)	$(1,142,549)	$(198,390)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

35

Statements of Changes in Net Assets

	Global X Silver Miners ETF			Global X Gold Explorers ETF
	Year Ended		Year Ended	Year Ended	Period Ended
	October 31,		October 31,	October 31,	October 31,
	2012		2011	2012	2011(1)
Operations:
Net Investment Income (Loss)	$2,004,573		$697,307	$(192,120)	$(150,769)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(9,604,385	)(2)	49,906,688 (2)	(8,399,444)	596,087 (2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	24,956,898		(47,167,356)	(2,231,114)	(6,496,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,357,086		3,436,639	(10,822,678)	(6,051,140)

Dividends and Distributions from:
Net Investment Income	(528,916)		(3,208,369)	(545,816)	—
Total Dividends and Distributions	(528,916)		(3,208,369)	(545,816)	—

Capital Share Transactions:
Issued	80,704,000		449,418,000	25,228,000	41,769,000
Redeemed	(74,671,000)		(258,212,500)	—	(8,326,000)
Increase in Net Assets from Capital Share Transactions	6,033,000		191,205,500	25,228,000	33,443,000
Total Increase in Net Assets	22,861,170		191,433,770	13,859,506	27,391,860
Net Assets:
Beginning of Period	363,105,604		171,671,834	27,391,860	—
End of Period	$385,966,774		$363,105,604	$41,251,366	$27,391,860

Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$1,403,715		$(97,015)	$(604,602)	$(98,158)

Share Transactions:
Issued	3,550,000		17,400,000	2,700,000	2,550,000
Redeemed	(3,450,000)		(10,550,000)	—	(500,000)

Net Increase in Shares Outstanding from Share Transactions	100,000		6,850,000	2,700,000	2,050,000

(1)	Commenced operations on November 3, 2010.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

36

Statements of Changes in Net Assets

	Global X Pure Gold Miners ETF		Global X Copper Miners ETF
	Year Ended	Period Ended	Year Ended		Year Ended
	October 31,	October 31,	October 31,		October 31,
	2012	2011(1)	2012		2011
Operations:
Net Investment Income	$15,131	$2,200	$624,672		$1,506,098
Net Realized Loss on Investments and Foreign Currency Transactions	(212,334)	(3,528)	(3,016,842	)(2)	(8,078,425	)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(836,592)	(114,186)	(257,877)		(7,506,184)
Net Decrease in Net Assets Resulting from Operations	(1,033,795)	(115,514)	(2,650,047)		(14,078,511)
Dividends and Distributions from:
Net Investment Income	(86,778)	—	(1,669,576)		(388,853)
Net Realized Gains	—	—	(1,004,380)		—
Total Dividends and Distributions	(86,778)	—	(2,673,956)		(388,853)
Capital Share Transactions:
Issued	636,000	5,249,500	2,635,500		116,788,000
Redeemed	—	—	(11,788,000)		(86,732,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	636,000	5,249,500	(9,152,500)		30,056,000
Total Increase (Decrease) in Net Assets	(484,573)	5,133,986	(14,476,503)		15,588,636
Net Assets:
Beginning of Period	5,133,986	—	45,517,213		29,928,577
End of Period	$4,649,413	$5,133,986	$31,040,710		$45,517,213
Undistributed (Distributions in Excess of) Net Investment Income	$(68,820)	$1,087	$365,329		$1,198,992

Share Transactions:
Issued	50,000	350,000	200,000		6,150,000
Redeemed	—	—	(850,000)		(4,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	350,000	(650,000)		1,250,000

(1)	Commenced operations on March 14, 2011.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

37

Statements of Changes in Net Assets

	Global X Uranium ETF		Global X Lithium ETF
	Year Ended	Period Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2012	2011(1)	2012	2011
Operations:
Net Investment Income (Loss)	$494,660	$2,123,060	$1,208,946	$(324,650)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions (2)	(56,656,512)	(19,773,756)	(29,748,967)	(1,456,429)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	(3,760,381)	(122,367,223)	19,806,215	(34,183,005)
Net Decrease in Net Assets Resulting from Operations	(59,922,233)	(140,017,919)	(8,733,806)	(35,964,084)
Dividends and Distributions from:
Net Investment Income	—	(2,682,085)	(114,415)	(1,533,031)
Net Realized Gains	—	—	—	(105,326)
Total Dividends and Distributions	—	(2,682,085)	(114,415)	(1,638,357)
Capital Share Transactions:
Issued	14,424,500	406,784,000	11,966,000	140,851,000
Redeemed	(18,183,000)	(64,735,000)	(40,547,500)	(74,264,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,758,500)	342,049,000	(28,581,500)	66,586,500
Total Increase (Decrease) in Net Assets	(63,680,733)	199,348,996	(37,429,721)	28,984,059
Net Assets:
Beginning of Period	199,348,996	—	107,300,624	78,316,565
End of Period	$135,668,263	$199,348,996	$69,870,903	$107,300,624
Undistributed (Distributions in Excess of) Net Investment Income	$1,881,106	$(393,842)	$1,175,127	$(70,303)

Share Transactions:
Issued	1,550,000	23,900,000	750,000	6,550,000
Redeemed	(1,950,000)	(4,150,000)	(2,650,000)	(3,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	19,750,000	(1,900,000)	2,800,000

(1)	Commenced operations on November 4, 2010.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

38

Statements of Changes in Net Assets

	Global X Fertilizers/Potash ETF			Global X Junior Miners ETF
	Year Ended		Period Ended	Year Ended		Period Ended
	October 31,		October 31,	October 31,		October 31,
	2012		2011(1)	2012		2011(2)
Operations:
Net Investment Income (Loss)	$394,044		$91,659	$(13,782)		$(16,092)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,916,229	)(3)	59,099	(1,127,606	)(3)	(403,595	)(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	1,379,636		(2,895,447)	942,998		(698,582)
Net Decrease in Net Assets Resulting from Operations	(1,142,549)		(2,744,689)	(198,390)		(1,118,269)
Dividends and Distributions from:
Net Investment Income	(185,936)		—	(71,812)		—
Net Realized Gains	(32,332)		—	—		—
Total Dividends and Distributions	(218,268)		—	(71,812)		—
Capital Share Transactions:
Issued	6,730,500		37,904,500	568,000		6,060,000
Redeemed	(12,146,000)		—	(469,500)		(2,060,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,415,500)		37,904,500	98,500		4,000,000
Total Increase (Decrease) in Net Assets	(6,776,317)		35,159,811	(171,702)		2,881,731
Net Assets:
Beginning of Period	35,159,811		—	2,881,731		—
End of Period	$28,383,494		$35,159,811	$2,710,029		$2,881,731
Undistributed (Distributions in Excess of/Accumulated Net Investment Loss) Net Investment Income	$191,947		$100,542	$272,164		$(20,517)

Share Transactions:
Issued	500,000		2,500,000	50,000		400,000
Redeemed	(950,000)		—	(50,000)		(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(450,000)		2,500,000	—		250,000

(1)	Commenced operations on May 25, 2011.
(2)	Commenced operations on March 16, 2011.
(3)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financials.)

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

													Ratio of
			Net Realized										Net
			and								Ratio of		Investment
			Unrealized							Net	Expenses		Income
	Net Asset	Net	Gain (Loss)		Distribution	Distribution		Net Asset		Assets	to		(Loss) to
	Value,	Investment	on	Total from	from Net	from	Total from	Value, End	Total	End of	Average		Average		Portfolio
	Beginning	Income	Investments	Operations	Investment	Capital	Distributions	of Period	Return	Period	Net Assets		Net Assets		Turnover
	of Period ($)	(Loss) ($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)††
Global X Silver Miners ETF
2012	23.66	0.13	1.23	1.36	(0.04)	—	(0.04)	24.98	5.76	385,967	0.65		0.62		18.13
2011	20.20	0.04	3.66	3.70	(0.24)	—	(0.24)	23.66	18.20	363,106	0.65		0.16		26.50
2010(1)	14.50	0.05	5.65	5.70	—	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35
Global X Gold Explorers ETF
2012	13.36	(0.06)	(4.37)	(4.43)	(0.25)	—	(0.25)	8.68	(33.42)	41,251	0.65		(0.65)		43.12
2011(2)	15.49	(0.10)	(2.03)	(2.13)	—	—	—	13.36	(13.75)	27,392	0.65	†	(0.65	)†	29.96
Global X Pure Gold Miners ETF
2012	14.67	0.04	(2.84)	(2.80)	(0.25)	—	(0.25)	11.62	(19.13)	4,649	0.59		0.32		19.23
2011(3)	15.15	0.01	(0.49)	(0.48)	—	—	—	14.67	(3.17)	5,134	0.59	†	0.10	†	7.61
Global X Copper Miners ETF
2012	14.92	0.24	(1.32)	(1.08)	(0.57)	(0.34)	(0.91)	12.93	(7.08)	31,041	0.65		1.84		28.90
2011	16.63	0.35	(1.97)	(1.62)	(0.09)	—	(0.09)	14.92	(9.85)	45,517	0.65		1.91		15.78
2010(1)	14.40	—	2.23	2.23	—	—	—	16.63	15.49	29,929	0.65	†	0.06	†	1.36

(1)	The Fund commenced operations on April 19, 2010.
(2)	The Fund commenced operations on November 3, 2010.
(3)	The Fund commenced operations on March 14, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40

Financial Highlights

Selected Per Share Data & Ratios

 For a Share Outstanding Throughout the Period

													Ratio of
			Net Realized										Net
			and								Ratio of		Investment
			Unrealized							Net	Expenses		Income
	Net Asset	Net	Gain (Loss)		Distribution	Distribution		Net Asset		Assets	to		(Loss) to
	Value,	Investment	on	Total from	from Net	from	Total from	Value, End	Total	End of	Average		Average		Portfolio
	Beginning	Income	Investments	Operations	Investment	Capital	Distributions	of Period	Return	Period	Net Assets		Net Assets		Turnover
	of Period ($)	(Loss) ($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)††
Global X Uranium ETF
2012	10.09	0.03	(3.11)	(3.08)	—	—	—	7.01	(30.53)	135,668	0.69		0.30		55.90
2011(1)	16.78	0.15	(6.45)	(6.30)	(0.39)	—	(0.39)	10.09	(38.70)	199,349	0.69	†	1.10	†	24.17
Global X Lithium ETF
2012	15.90	0.21	(1.68)	(1.47)	(0.02)	—	(0.02)	14.41	(9.25)	69,871	0.75		1.40		28.78
2011	19.83	(0.04)	(3.62)	(3.66)	(0.25)	(0.02)	(0.27)	15.90	(18.86)	107,301	0.75		(0.22)		24.87
2010(2)	15.51	(0.03)	4.35	4.32	—	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55
Global X Fertilizers/Potash ETF
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(3)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55
Global X Junior Miners ETF
2012	11.53	(0.06)	(0.34)	(0.40)	(0.29)	—	(0.29)	10.84	(3.16)	2,710	0.75		(0.57)		167.10
2011(4)	15.04	(0.07)	(3.44)	(3.51)	—	—	—	11.53	(23.34)	2,882	0.75	†	(0.77	)†	28.23

(1)	The Fund commenced operations on November 4, 2010.
(2)	The Fund commenced operations on July 22, 2010.
(3)	The Fund commenced operations on May 25, 2011.
(4)	The Fund commenced operations on March 16, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

41

Notes to Financial Statements
October 31, 2012

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2012 the Trust had eighty-seven portfolios, thirty-one of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF (formerly Global X S&P/TSX Venture 30 Canada ETF) (the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been

42

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2012, there were $142,950, $1,286,216, $671,824 and $30,851 of fair valued securities in the Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF, respectively. There were no other securities priced using the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

43

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Funds adopted ASU 2011-04 during the year ended October 31, 2012. The adoption of ASU 2011-04 did not have a material impact on the Funds’ financials.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2012 there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

44

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

45

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X Silver Miners ETF	50,000	$1,000	$1,249,000	$1,000
Global X Gold Explorers ETF	50,000	1,000	434,000	1,000
Global X Pure Gold Miners ETF	50,000	1,000	581,000	1,000
Global X Copper Miners ETF	50,000	1,000	646,500	1,000
Global X Uranium ETF	50,000	1,000	350,500	1,000
Global X Lithium ETF	50,000	1,000	720,500	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	692,500	1,000
Global X Junior Miners ETF	50,000	1,000	542,000	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

46

Notes to Financial Statements (continued)
October 31, 2012

3. RELATED PARTY TRANSACTIONS (continued)

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Pure Gold Miners ETF	0.59%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%
Global X Junior Miners ETF	0.69%*

* Effective September 3, 2012 the Global X Junior Miners ETF reduced its fee from 0.75% to 0.69%.

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have entered into an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

47

Notes to Financial Statements (continued)
October 31, 2012

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

At October 31, 2012, the Global X Uranium ETF Fund owns greater than 5% of the outstanding shares of five common stocks. These investments are labeled as “Affiliated Investments” in the Schedule of Investments. The following is a summary of the transactions with affiliates for the year ended October 31, 2012:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
Value At 10/31/2011	Cost	Sales	(Depreciation)	(Loss)	10/31/2012	Income
Rockgate Capital
$4,048,721	$11,014,610	$(900,588)	$(7,291,002)	$172,706	$7,044,447	$—
Uranerz Energy
$6,555,944	$4,943,000	$(1,195,492)	$(2,678,140)	$(462,276)	$7,163,036	$—
Uranium Resources
$8,073,888	$5,539,785	$(3,722,111)	$2,431,229	$(7,167,363)	$5,155,428	$—
Ur-Energy
$4,912,814	$6,448,176	$(705,360)	$(2,696,515)	$72,933	$8,032,048	$—
USEC
$7,342,493	$7,103,804	$(1,559,730)	$(6,085,265)	$(1,850,965)	$4,950,337	$—
Totals:
$30,933,860	$35,049,375	$(8,083,281)	$(16,319,693)	$(9,234,965)	$32,345,296	$—

48

Notes to Financial Statements (continued)
October 31, 2012

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2012, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$68,456,824	$59,915,374
Global X Gold Explorers ETF	13,039,352	13,970,386
Global X Pure Gold Miners ETF	903,117	966,672
Global X Copper Miners ETF	9,980,330	11,410,878
Global X Uranium ETF	93,739,630	93,457,669
Global X Lithium ETF	39,011,189	25,115,053
Global X Fertilizers/Potash ETF	6,733,484	7,124,108
Global X Junior Miners ETF	4,207,034	4,330,635

For the periods ended October 31, 2011 and October 31, 2012, respectively, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$402,094,872	$237,098,769	$64,219,953
Global X Gold Explorers ETF	33,432,262	7,616,073	654,517
Global X Pure Gold Miners ETF	5,241,873	-	-
Global X Copper Miners ETF	102,159,483	79,785,883	(8,966,405)
Global X Uranium ETF	372,214,203	63,051,969	3,912,226
Global X Lithium ETF	100,350,670	47,935,094	4,216,095
Global X Fertilizers/Potash ETF	33,295,879	-	-
Global X Junior Miners ETF	4,829,680	1,635,188	112,312

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$80,721,501	$82,625,848	$5,762,523
Global X Gold Explorers ETF	25,250,157	-	-
Global X Pure Gold Miners ETF	628,887	-	-
Global X Copper Miners ETF	2,635,573	11,780,495	(1,997,983)
Global X Uranium ETF	14,456,617	18,183,895	1,104,450
Global X Lithium ETF	-	39,923,151	(5,229,061)
Global X Fertilizers/Potash ETF	6,305,309	11,054,840	(1,634,109)
Global X Junior Miners ETF	563,708	470,367	(41,821)

During the period ended October 31, 2012, there were no purchases or sales of long-term U.S. Government securities for the Funds.

49

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to distribution reclassifications, investment in master limited partnership, foreign currency, redemptions in-kind, sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal year ended October 31, 2012.

		Undistributed Net	Accumulated
Global X Funds	Paid-in Capital	Investment Income	Net Realized Gain (Loss)
Global X Silver Miners ETF	$4,371,304	$25,073	$(4,396,377)
Global X Gold Explorers ETF	–	231,492	(231,492)
Global X Pure Gold Miners ETF	3,189	1,740	(4,929)
Global X Copper Miners ETF	(2,227,473)	211,241	2,016,232
Global X Uranium ETF	(1,337,084)	1,780,288	(443,204)
Global X Lithium ETF	(5,312,742)	150,899	5,161,843
Global X Fertilizers/Potash ETF	(1,631,084)	(116,703)	1,747,787
Global X Junior Miners ETF	(49,771)	378,275	(328,504)

These reclassifications have no impact on net assets or net asset value per share.

50

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the periods ended October 31, 2012 and 2011 were as follows:

Global X	Ordinary	Long-Term	Return of
Funds	Income	Capital Gain	Capital	Totals

Global X Silver Miners ETF
2012	$528,916	$–	$–	$528,916
2011	3,208,369	–	–	3,208,369
Global X Gold Explorers ETF
2012	$545,816	$–	$–	$545,816
Global X Pure Gold Miners ETF
2012	$86,778	$–	$–	$86,778
Global X Copper Miners ETF
2012	$2,658,157	$15,799	$–	$2,673,956
2011	388,853	–	–	388,853
Global X Uranium ETF
2011	$2,442,914	$–	$239,171	$2,682,085
Global X Lithium ETF
2012	$114,415	$–	$–	$114,415
2011	1,638,357	–	–	1,638,357
Global X Fertilizers/Potash ETF
2012	$218,268	$–	$–	$218,268
Global X Junior Miners ETF
2012	$71,812	$–	$–	$71,812

As of October 31, 2012, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver	Global X Gold	Global X Pure
	Miners ETF	Explorers ETF	Gold Miners ETF
Undistributed Ordinary Income	$2,755,920	$1,890,494	$5,222
Capital Loss Carryforwards	(13,118,963)	(7,924,493)	(210,817)
Unrealized Depreciation on Investments and Foreign Currency	(10,119,585)	(12,169,740)	(1,033,680)
Other Temporary Differences	4	—	(1)
Total Accumulated Losses	$(20,482,624)	$(18,203,739)	$(1,239,276)

	Global X Funds
	Global X Copper	Global X Uranium	Global X Lithium
	Miners ETF	ETF	ETF
Undistributed Ordinary Income	$915,220	$2,374,151	$1,408,083
Capital Loss Carryforwards	(789,689)	(60,021,322)	(30,780,985)
Unrealized Depreciation on Investments and Foreign Currency	(8,116,216)	(147,311,034)	(8,723,532)
Other Temporary Differences	(9)	(3)	(3)
Total Accumulated Losses	$(7,990,694)	$(204,958,208)	$(38,096,437)

51

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

	Global X Funds
	Global X
	Fertilizers/Potash	Global X Junior
	ETF	Miners ETF
Undistributed Ordinary Income	$191,947	$337,186
Capital Loss Carryforwards	(1,004,754)	(1,967,592)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,661,614)	179,395
Other Temporary Differences	(1)	(1)
Total Accumulated Losses	$(2,474,422)	$(1,451,012)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2012, the Funds that had capital loss carryforwards are listed below:

Global X
	Global X	Gold			Global X
	Silver Miners	Explorers	Global X	Global X	Junior
	ETF	ETF	Uranium ETF	Lithium ETF	Miners ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308	$506,011

During the fiscal year ended October 31, 2012, no Funds utilized capital loss carry forwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$2,110,101	$2,575,397	$4,685,498
Global X Gold Explorers ETF	4,629,856	3,163,661	7,793,517
Global X Pure Gold Miners ETF	210,817	—	210,817
Global X Copper Miners ETF	628,673	161,016	789,689
Global X Uranium ETF	25,010,984	22,304,540	47,315,524
Global X Lithium ETF	7,882,524	15,569,153	23,451,677
Global X Fertilizers/Potash ETF	1,004,754	—	1,004,754
Global X Junior Miners ETF	961,159	500,422	1,461,581

52

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2012 were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Global X Funds	Cost	Appreciation	Depreciation	(Depreciation)
Global X Silver Miners ETF	$402,540,682	$32,534,502	$(42,656,638)	$(10,122,136)
Global X Gold Explorers ETF	53,253,832	1,270,054	(13,439,646)	(12,169,592)
Global X Pure Gold Miners ETF	5,683,756	159,917	(1,193,605)	(1,033,688)
Global X Copper Miners ETF	39,765,534	721,844	(8,847,135)	(8,125,291)
Global X Uranium ETF	309,985,887	–	(147,311,044)	(147,311,044)
Global X Lithium ETF	82,761,566	7,298,726	(16,020,899)	(8,722,173)
Global X Fertilizers/Potash ETF	30,021,253	1,399,730	(3,061,052)	(1,661,322)
Global X Junior Miners ETF	2,531,182	246,221	(66,830)	179,391

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying

53

Notes to Financial Statements (continued)
October 31, 2012

6. CONCENTRATION OF RISKS (continued)

Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Commodity related securities, are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. OTHER

At October 31, 2012, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X Silver Miners ETF	5	100%
Global X Gold Explorers ETF	5	100%
Global X Pure Gold Miners ETF	3	100%
Global X Copper Miners ETF	4	100%
Global X Uranium ETF	7	100%
Global X Lithium ETF	4	100%
Global X Fertilizers/Potash ETF	4	100%
Global X Junior Miners ETF	2	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2012, the value of securities on loan was $5,759,770, $756,915, $22,893,660 and $2,410,810 for the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

54

Notes to Financial Statements (concluded)
October 31, 2012

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as the date the financial statements were issued.

Subsequent to the fiscal year end, the following investment portfolio was added to the Trust: Global X SuperDividend U.S. ETF.

55

Report of Independent Registered Public Accounting Firm
October 31, 2012

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF (formerly Global X S&P/TSX Venture 30 Canada ETF) (eight of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods then ended, and financial highlights for each of the two years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Global X Silver Miners ETF, Global X Copper Miners ETF and Global X Lithium ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2012 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2012, and the results of their operations for the year then ended, the changes in their net assets for each of the two years or periods then ended, and their financial highlights for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 21, 2012

56

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

57

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/1/2012	10/31/2012	Ratios	Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,169.50	0.65%	$3.54
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$914.60	0.65%	$3.13
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X Pure Gold Miners ETF
Actual Fund Return	$1,000.00	$998.30	0.59%	$2.96
Hypothetical 5% Return	1,000.00	1,022.17	0.59	3.00
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$945.90	0.65%	$3.18
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X Uranium ETF
Actual Fund Return	$1,000.00	$784.10	0.69%	$3.09
Hypothetical 5% Return	1,000.00	1,021.67	0.69	3.51
Global X Lithium ETF
Actual Fund Return	$1,000.00	$899.50	0.75%	$3.58
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.81
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$997.10	0.69%	$3.46
Hypothetical 5% Return	1,000.00	1,021.67	0.69	3.51
Global X Junior Miners ETF
Actual Fund Return	$1,000.00	$1,044.30	0.73%	$3.76
Hypothetical 5% Return	1,000.00	1,021.53	0.73	3.72

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period.)

58

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of the fund’s investment advisory agreement and approve the investment agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on May 25, 2012, the Board of Trustees (“Board”) (including the Independent Trustees) of the Global X Fund (“Trust”) considered and unanimously approved certain changes to the Global X S&P/TSX Venture 30 Canada ETF, including changing its name to Global X Junior Miners ETF (“New Fund”), changing its investment objective, and decreasing its management fee (including advisory fee). The Investment Advisory Agreement between the Trust, on behalf of the New Fund, and Global X Management and the Supervision and Administration Agreement between the Trust, on behalf of the New Fund, and Global X Management are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. The Independent Trustees discussed with Independent Trustee Counsel the response to their request for information and other materials provided by Global X Management in connection with their consideration of the New Fund Agreement.

In determining to approve the New Fund Agreements for the New Fund the Board concluded that the New Fund Agreements were fair and reasonable and in the best interests of the New Fund and its shareholders, respectively. In approving New Fund Agreements for the New Fund, the Board considered, among other things, the categories of material factors described in the section below.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the New Fund Agreements are discussed separately below.

NEW FUNDS AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•       the terms of the New Fund Agreements and the range of services to be provided to the New Fund in accordance with the New Fund Agreements;

•       Global X Management’s key personnel and the portfolio managers who would provide investment advisory services and other services to the New Fund under the New Fund Agreements;

•       Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to

59

Approval of Investment Advisory Agreement (unaudited) (continued)

securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the New Fund by shareholders and new investors;

 •       the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to the New Fund; and

 •       the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund.

Performance

The Board determined that data relating to investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•        Global X Management’s expected cost to provide investment management, supervision and administrative and related services to the New Fund;

•        The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•        The expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and the New Fund. In connection with these considerations, the Board noted that Global X Management advised the Board that it was uncertain whether it would generate any profits from its services to the New Fund during the first 12 months of the New Fund’s operations, but expected to generate profits after that initial period.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the New Fund would not be excessive.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•        comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management

60

Approval of Investment Advisory Agreement (unaudited) (continued)

provided the Board with detailed comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds as well as the fees and expenses paid by other Funds that are series of the Trust under the same unified Management Fee structure;

•        the structure of the proposed unified Management Fee structure (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive fee in order to seek to assure that the New Fund would be viable in the marketplace; and

•        that Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and certain extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of the New Fund should not preclude approval of the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•        the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•        the significant investment of time, personnel and other resources that Global X Management intends to made to the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•        that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for the New Fund was reasonable.

Other Benefits

In considering the New Fund Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund.

61

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com.

62

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Number of
Name,			Funds in	Other
Address	Position(s)		Trust	Directorships
(Year of	Held	Principal Occupation(s) During	Overseen by	Held
Birth)	with Funds	the Past 5 Years	Director	by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	31[3]	None.

Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	31[3]	Director of Bayview Acquisition Corp. (since 2010).

Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	31[3]	None.

63

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2012.

Number of Funds
		Principal Occupation(s)	in Trust	Other
Name, Address	Position(s) Held	During	Overseen by	Directorships Held
(Year of Birth)	with Funds	the Past 5 Years	Director	by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	31[3]	None.

Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006); Financial Advisor, Broad Street Securities, Inc. (2004-2006).	N/A	N/A

Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	N/A	N/A

Dianne Sulzbach[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Corporate Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

64

Trustees and Officers of the Trust (unaudited)

Other Directorships
Name, Address	Position(s) Held	Principal Occupation(s) During	Held
(Year of Birth)	with Funds	the Past 5 Years	by Trustees
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2012, the Trust had eighty-seven investment portfolios, thirty-one of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

65

Notice to Shareholders (unaudited)

For shareholders that do not have a October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2012, the Funds have designated the following items with regard to distributions paid during the year.

				Qualifying
				for
				Corporate				Short
				Dividends	Qualifying	U.S.	Interest	Term
	Long-Term	Ordinary		Received	Dividend	Government	Related	Capital
	Capital Gain	Income	Total	Deduction	Income	Interest	Dividends	Gain
	Distributions	Distributions	Distributions	(1)	(2)	(3)	(4)	Dividends
Global X Silver Miners ETF	0.00%	100.00%	100.00%	27.40%	100.00%	0.00%	0.00%	0.00%
Global X Gold Explorers ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.02%	0.00%
Global X Pure Gold Miners ETF	0.00%	100.00%	100.00%	1.09%	19.16%	0.00%	0.00%	0.00%
Global X Copper Miners ETF	0.58%	99.42%	100.00%	12.31%	71.45%	0.00%	0.00%	100.00%
Global X Uranium ETF	0.00%	100.00%	100.00%	0.00%	27.58%	0.00%	0.06%	0.00%
Global X Lithium ETF	0.00%	100.00%	100.00%	1.73%	57.69%	0.00%	0.00%	0.00%
Global X Fertilizers/Potash ETF	0.00%	100.00%	100.00%	36.76%	75.57%	0.00%	0.00%	100.00%
Global X Junior Miners ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.01%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2012, the total amount of foreign source income and foreign tax credit are as follows:

		Foreign Tax
	Foreign Source	Credit Pass-
Fund Name	Income	Through
Global X Silver Miners ETF	$4,174,401	$83,481
Global X Copper Miners ETF	905,818	63,688
Global X Uranium	684,484	102,673
Global X Lithium	938,126	102,684
Global X Fertizers/Potash ETF	318,855	61,703

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

66

399 Park Ave, 32nd floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Avenue, 32nd floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-0400

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)
Global X China Industrials ETF (ticker: CHII)
Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)
Global X FTSE ASEAN 40 ETF (ticker: ASEA)
Global X FTSE Andean 40 ETF (ticker: AND)
Global X FTSE Colombia 20 ETF (ticker: GXG)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)
Global X Brazil Financials ETF (ticker: BRAF)

Global X FTSE Argentina 20 ETF (ticker: ARGT)
Global X FTSE Greece 20 ETF (ticker: GREK)
Global X FTSE Norway 30 ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)

Annual Report

October 31, 2012

Management Discussion of Fund Performance (unaudited)	1
Schedule of Investments
Global X China Consumer ETF	18
Global X China Energy ETF	21
Global X China Financials ETF	23
Global X China Industrials ETF	25
Global X China Materials ETF	27
Global X NASDAQ China Technology ETF	29
Global X FTSE ASEAN 40 ETF	31
Global X FTSE Andean 40 ETF	34
Global X FTSE Colombia 20 ETF	37
Global X Brazil Mid Cap ETF	39
Global X Brazil Consumer ETF	42
Global X Brazil Financials ETF	45
Global X FTSE Argentina 20 ETF	47
Global X FTSE Greece 20 ETF	49
Global X FTSE Norway 30 ETF	51
Global X FTSE Nordic Region ETF	54
Statements of Assets and Liabilities	57
Statements of Operations	61
Statements of Changes in Net Assets	65
Financial Highlights	73
Notes to Financial Statements	76
Report of Independent Registered Public Accounting Firm	93
Disclosure of Fund Expenses (unaudited)	94
Trustees and Officers of the Trust (unaudited)	97
Notice to Shareholders (unaudited)	100
Supplemental Information (unaudited)	101

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X China Consumer ETF

Global X China Consumer ETF

The Global X China Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in China. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China consumer sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 8.06%, while the Index decreased 7.78%. The Fund had a net asset value of $15.29 per share on October 31, 2011 and ended the reporting period with a net asset value of $14.00 on October 31, 2012.

During the reporting period, the highest returns came from Uni-President China Holdings and Great Wall Motor, which returned 111.19% and 98.43%, respectively. The worst performers were GOME Electrical Appliances Holding and China Yurun Food Group, which returned -66.59% and -58.80%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Consumer ETF	(8.06%)	(4.99%)	(3.26%)	(3.12%)
Solactive China Consumer Index	(7.78%)	(7.78%)	(2.83%)	(2.83%)
S&P 500 Index	15.21%	15.21%	11.35%	11.35%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)
Global X China Energy ETF

Global X China Energy ETF

The Global X China Energy ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the energy sector in China. It is comprised of selected companies which have their main business operations in the energy sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China energy sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 1.87%, while the Index increased 2.51%. The Fund had a net asset value of $13.78 per share on October 31, 2011 and ended the reporting period with a net asset value of $13.76 on October 31, 2012.

During the reporting period, the highest returns came from China Gas Holdings and Huaneng Power International, which returned 88.92% and 74.57%, respectively. The worst performers were LDK Solar and Suntech Power Holdings., which returned -78.99% and -70.44%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Energy ETF	1.87%	4.10%	(2.02%)	(2.27%)
Solactive China Energy Index	2.51%	2.51%	(1.20%)	(1.20%)
S&P 500 Index	15.21%	15.21%	11.06%	11.06%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 15, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)
Global X China Financials ETF

Global X China Financials ETF

The Global X China Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in China. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China financial sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 10.28%, while the Index increased 10.65%. The Fund had a net asset value of $10.92 per share on October 31, 2011 and ended the reporting period with a net asset value of $12.03 on October 31, 2012.

During the reporting period, the highest returns came from Terra Nitrogen and Syngenta, which returned 36.70% and 29.88%, respectively. The worst performers were Sinofert Holdings and K+S., which returned -35.96% and -23.55%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Financials ETF	10.28%	11.40%	(6.34%)	(6.60%)
Solactive China Financials Index	10.65%	10.65%	(6.15%)	(6.15%)
S&P 500 Index	15.21%	15.21%	11.20%	11.20%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 10, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)
Global X China Industrials ETF

Global X China Industrials ETF

The Global X China Industrials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the industrial sector in China. It is comprised of selected companies which have their main business operations in the industrial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China industrial sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 0.30%, while the Index increased 0.95%. The Fund had a net asset value of $11.39 per share on October 31, 2011 and ended the reporting period with a net asset value of $11.40 on October 31, 2012.

During the reporting period, the highest returns came from China Railway Construction and China Railway Group, which returned 67.13% and 53.12%, respectively. The worst performers were China High Speed Transition Equipment Group and Dongfang Electric, which returned -46.04% and -45.95%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Industrials ETF	0.30%	2.29%	(9.49%)	(9.58%)
Solactive China Industrials Index	0.95%	0.95%	(8.94%)	(8.94%)
S&P 500 Index	15.21%	15.21%	11.35%	11.35%

Growth of a $10,000 Investment

 (At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)
Global X China Materials ETF

Global X China Materials ETF

The Global X China Materials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the materials sector in China. It is comprised of selected companies which have their main business operations in the materials sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China materials sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 15.03%, while the Index decreased 16.70%. The Fund had a net asset value of $9.58 per share on October 31, 2011 and ended the period with a net asset value of $8.14 on October 31, 2012.

During the reporting period, the highest returns came from North Mining Shares and Yongye International, which returned 109.63% and 9.92%, respectively. The worst performers were Real Gold Mining and Hidili Industry International Development, which returned -62.54% and -38.02% respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Materials ETF	(15.03%)	(14.33%)	(19.23%)	(19.48%)
Solactive China Materials Index	(16.70%)	(16.70%)	(18.73%)	(18.73%)
S&P 500 Index	15.21%	15.21%	10.33%	10.33%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on January 12, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ China Technology ETF

Global X NASDAQ China Technology ETF

The Global X NASDAQ China Technology ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ OMX China Technology Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the technology sector in China. It is made up of securities of companies which have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services; internet; software; computer hardware; electronic office equipment; semiconductors; and telecommunications equipment. Only securities which are tradable for foreign investors without restrictions are eligible. On December 13, 2011, the Underlying Index for the Fund was changed from the Solactive China Technology Index to the NASDAQ OMX China Technology Index. This change was intended to give investors a broader exposure to the technology sector in China, and to utilize the expertise of NASDAQ in the area of constructing indexes that track technology companies.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 9.17%, while the Index decreased 9.24%. The Fund had a net asset value of $15.38 per share on October 31, 2011 and ended the reporting period with a net asset value of $13.77 on October 31, 2012.

During the reporting period, the highest returns came from China Wireless Technologies and Tencent Holdings, which returned 51.95% and 50.00%, respectively. The worst performers were Comba Telecom Systems Holdings and ZTE, which returned -53.28% and -50.46%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ China Technology ETF	(9.17%)	(8.62%)	(1.89%)	(2.09%)
Solactive China Technology Index	(3.19%)	(3.19%)	0.68%	0.68%
Hybrid NASDAQ/Solactive China Technology Index	(9.24%)	(9.24%)	(1.54%)	(1.54%)
S&P 500 Index	15.21%	15.21%	11.55%	11.55%

6

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ China Technology ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 8, 2009.

** Reflects performance of Solactive China Technology Index through December 12, 2011 and NASDAQ China Technology Index thereafter.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

7

Management Discussion of Fund Performance (unaudited)
Global X FTSE ASEAN 40 ETF

Global X FTSE ASEAN 40 ETF

The Global X FTSE ASEAN 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the 40 largest companies in the five ASEAN regions: Indonesia, Philippines, Singapore, Malaysia and Thailand. The index is free float adjusted and weighted by market capitalization and designed using eligible stocks within the FTSE All-World universe. The Fund is the nation’s first ETF focused exclusively on the ASEAN region.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 10.77%, while the Index increased 11.11%. The Fund had a net asset value of $15.51 per share on October 31, 2011 and ended the reporting period with a net asset value of $16.75 on October 31, 2012.

During the reporting period, the highest returns came from Advanced Info Service and Kasikornbank, which returned 59.69% and 47.03%, respectively. The worst performers were Wilmar International and Gudang Garam, which returned -41.14% and -23.74%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE ASEAN 40 ETF	10.77%	11.66%	7.96%	8.01%
FTSE ASEAN 40 Index	11.11%	11.11%	8.54%	8.54%
S&P 500 Index	15.21%	15.21%	5.49%	5.49%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 16, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

8

Management Discussion of Fund Performance (unaudited)
Global X FTSE Andean 40 ETF

Global X FTSE Andean 40 ETF

The Global X Andean 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to represent the performance of the 40 largest and most liquid companies listed on the Chile, Colombia, and Peru stock exchanges. The Index is designed to provide investors with a comprehensive and transparent way to measure the performance of the constituent companies. The Fund is the nation’s first ETF focused exclusively on the Andean region.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 7.63%, while the Index increased 7.74%. The Fund had a net asset value of $13.61 per share on October 31, 2011 and ended the reporting period with a net asset value of $14.37 on October 31, 2012.

During the reporting period, the highest returns came from Cementos Argos and Almacenes Exito, which returned 59.89% and 49.82%, respectively. The worst performers were Salfacorp and Interconexion Electrica, which returned -23.11% and -13.46%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Andean 40 ETF	7.63%	7.97%	(0.90%)	(1.01%)
FTSE Andean 40 Index	7.74%	7.74%	0.04%	0.04%
S&P 500 Index	15.21%	15.21%	6.94%	6.94%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

9

Management Discussion of Fund Performance (unaudited)
Global X FTSE Colombia 20 ETF

Global X FTSE Colombia 20 ETF

The Global X FTSE Colombia 20 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Colombia 20 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 20 most liquid stocks in the Colombian market. The Index is designed to measure broad based equity market performance in Colombia. The Fund is the first ETF globally focused exclusively on Colombia.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 15.41%, while the Index increased 16.18%. The Fund had a net asset value of $19.19 per share on October 31, 2011 and ended the reporting period with a net asset value of $21.89 on October 31, 2012.

During the reporting period, the highest returns came from Cementos Argos and Almacenes Exito, which returned 60.45% and 50.35%, respectively. The worst performers were Canacol Energy and InterBolsa, which returned -59.53% and -34.66%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Colombia 20 ETF	15.41%	15.68%	35.30%	35.64%
FTSE Colombia 20 Index	16.18%	16.18%	36.77%	36.77%
S&P 500 Index	15.21%	15.21%	17.19%	17.19%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 5, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

10

Management Discussion of Fund Performance (unaudited)
Global X Brazil Mid Cap ETF

Global X Brazil Mid Cap ETF

The Global X Brazil Mid Cap ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Mid Cap Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of Brazilian mid cap companies. It is comprised of mid-market capitalization securities of companies that are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on Brazil mid cap companies.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 2.42%, while the Index increased 3.91%. The Fund had a net asset value of $15.55 per share on October 31, 2011 and ended the reporting period with a net asset value of $15.55 on October 31, 2012.

During the reporting period, the highest returns came from Companhia de Saneamento Basico do Estado de Sao Paulo and Multiplan Empreendimentos Imobiliarios, which returned 59.11% and 48.31%, respectively. The worst performers were PDG Realty and GOL Linhas Aereas Inteligentes, which returned -60.74% and -50.75%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Mid Cap ETF	2.42%	2.88%	2.73%	2.60%
Solactive Brazil Mid Cap Index	3.91%	3.91%	3.68%	3.68%
S&P 500 Index	15.21%	15.21%	12.91%	12.91%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on June 21, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

11

Management Discussion of Fund Performance (unaudited)
Global X Brazil Consumer ETF

Global X Brazil Consumer ETF

The Global X Brazil Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Consumer Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in Brazil. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled or have their main business operations in Brazil. The Fund is the nation’s first ETF focused exclusively on the Brazil consumer sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 17.49%, while the Index increased 18.84%. The Fund had a net asset value of $16.78 per share on October 31, 2011 and ended the reporting period with a net asset value of $19.43 on October 31, 2012.

During the reporting period, the highest returns came from Raia Drogasil and Hypermarcas, which returned 76.42% and 46.13%, respectively. The worst performers were Gafisa and B2W Companhia Global do Varejo, which returned -50.67% and -40.19%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Consumer ETF	17.49%	14.95%	11.10%	10.87%
Solactive Brazil Consumer Index	18.84%	18.84%	12.28%	12.28%
S&P 500 Index	15.21%	15.21%	15.52%	15.52%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 7, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

12

Management Discussion of Fund Performance (unaudited)
Global X Brazil Financials ETF

Global X Brazil Financials ETF

The Global X Brazil Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Financials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in Brazil. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on the Brazil financial sector.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 9.79%, while the Index decreased 9.18%. The Fund had a net asset value of $14.92 per share on October 31, 2011 and ended the reporting period with a net asset value of $12.82 on October 31, 2012.

During the reporting period, the highest returns came from Ez Tec and Multiplan Empreendimentos Imobiliarios, which returned 74.83% and 46.18%, respectively. The worst performers were Rossi Residencial SA and PDG Realty, which returned -65.90% and -61.19%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Financials ETF	(9.79%)	(9.54%)	(4.69%)	(4.83%)
Solactive Brazil Financials Index	(9.18%)	(9.18%)	(4.07%)	(4.07%)
S&P 500 Index	15.21%	15.21%	13.77%	13.77%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 28, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

13

Management Discussion of Fund Performance (unaudited)
Global X FTSE Argentina 20 ETF

Global X FTSE Argentina 20 ETF

The Global X FTSE Argentina 20 (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Argentina 20 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index represents the performance of the 20 largest and most liquid companies that directly participate in the Argentine economy, but are not listed in Argentina. The index is designed to provide investors with a comprehensive and transparent way to measure the performance of these companies. The Fund is the nation’s first ETF focused exclusively on Argentina.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund decreased 21.44%, while the Index decreased 20.59%. The Fund had a net asset value of $11.02 per share on October 31, 2011 and ended the reporting period with a net asset value of $8.42 on October 31, 2012.

During the reporting period, the highest returns came from Yamana Gold and MercadoLibre, which returned 36.91% and 29.42%, respectively. The worst performers were Pampa Energia and YPF, which returned -77.23% and -65.12%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Argentina 20 ETF	(21.44%)	(21.31%)	(27.93%)	(28.17%)
FTSE Argentina 20 Index	(20.59%)	(20.59%)	(27.32%)	(27.32%)
S&P 500 Index	15.21%	15.21%	6.91%	6.91%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on March 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

14

Management Discussion of Fund Performance (unaudited)
Global X FTSE Greece 20 ETF

Global X FTSE Greece 20 ETF

The Global X FTSE Greece 20 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Athex 20 Capped Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Greece. The Fund is the nation’s first ETF focused exclusively on Greece.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the period from the Fund’s commencement date on December 7, 2011 through October 31, 2012 (the “reporting period”), the Fund increased 6.70%, while the Index increased 10.06%. The Fund commenced operations with a net asset value of $15.18 per share on December 7, 2011 and ended the reporting period with a net asset value of $16.16 on October 31, 2012.

During the reporting period, the highest returns came from Alpha Bank AE and Eurobank Ergasias, which returned 186.96% and 105.41%, respectively. The worst performers were Cyprus Popular Bank Public and Bank of Cyprus, which returned -76.48% and -40.33%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
	OCTOBER 31, 2012
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X FTSE Greece 20 ETF	6.70%	6.96%
FTSE/ATHEX 20 Capped Index	10.06%	10.06%
S&P 500 Index	14.13%	14.13%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

15

Management Discussion of Fund Performance (unaudited)
Global X FTSE Norway 30 ETF

Global X FTSE Norway 30 ETF

The Global X FTSE Norway 30 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Norway 30 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Norway. The Fund is the nation’s first ETF focused exclusively on Norway.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 11.24%, while the Index increased 11.87%. The Fund had a net asset value of $13.96 per share on October 31, 2011 and ended the reporting period with a net asset value of $15.09 on October 31, 2012.

During the reporting period, the highest returns came from Aker and Marine Harvest, which returned 76.02% and 75.53%, respectively. The worst performers were Renewable Energy and Archer, which returned -79.41% and -68.94%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Norway 30 ETF	11.24%	11.59%	2.49%	2.40%
FTSE Norway 30 Index	11.87%	11.87%	3.62%	3.62%
S&P 500 Index	15.21%	15.21%	10.26%	10.26%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 9, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

16

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 30 largest and most liquid stocks in Sweden, Denmark, Norway and Finland. The Index is designed to measure broad based equity market performance in these countries. The Fund is the nation’s first ETF focused exclusively on the Nordic region.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 10.84%, while the Index increased 10.15%. The Fund had a net asset value of $17.47 per share on October 31, 2011 and ended the reporting period with a net asset value of $18.65 on October 31, 2012.

During the reporting period, the highest returns came from Novo Nordisk and Swedbank, which returned 52.74% and 38.10%, respectively. The worst performers were Nokia Corp. and Fortum, which returned -58.10% and -19.63%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	10.84%	11.51%	9.75%	9.64%
FTSE Nordic 30 Index	10.15%	10.15%	9.88%	9.88%
S&P 500 Index	15.21%	15.21%	14.41%	14.41%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on August 17, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

17

Schedule of Investments	October 31, 2012

Global X China Consumer ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.3%

CHINA— 74.7%
Consumer Goods — 41.4%
361 Degrees International (A)	2,189,068	$629,883
Anta Sports Products (A)	1,949,873	1,660,526
China Yurun Food Group* (A)	3,421,516	2,507,624
Daphne International Holdings	2,322,657	2,802,155
Dongfeng Motor Group, Cl H	4,812,095	5,960,750
Great Wall Motor, Cl H	2,131,857	5,859,131
Guangzhou Automobile Group, Cl H	5,671,246	3,885,693
Hengan International Group	626,511	5,707,276
Li Ning* (A)	1,904,211	1,009,840
Peak Sport Products	49,765	9,439
Shenzhou International Group Holdings	959,084	1,868,655
Tingyi Cayman Islands Holding	1,928,823	5,736,656
Tsingtao Brewery, Cl H	842,828	4,556,679
Uni-President China Holdings	2,445,390	3,076,438
Want Want China Holdings	4,461,790	6,102,538
Zhongpin *	70,753	815,075
		52,188,358
Consumer Services — 24.3%
Air China, Cl H	5,055,052	3,587,433
Ajisen China Holdings (A)	1,318,010	911,547
China Southern Airlines, Cl H	4,512,979	2,137,100
Focus Media Holding	1,556	36,690
Focus Media Holding ADR	102,213	2,410,183
Golden Eagle Retail Group (A)	1,543,544	3,385,817
GOME Electrical Appliances Holding*	29,334,659	3,065,925
Home Inns & Hotels Management ADR *	34,364	1,012,020
Intime Department Store Group	2,933,741	3,475,041
New Oriental Education & Technology Group ADR	99,965	1,685,410
Parkson Retail Group	3,485,375	2,950,182
PCD Stores Group	5,963,850	561,753
Wumart Stores, Cl H	1,374,874	2,441,051
Youku.com ADR* (A)	171,184	3,389,443
		31,049,595

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2012

Global X China Consumer ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Health Care — 9.0%
Shandong Weigao Group Medical Polymer, Cl H	3,893,201	$5,264,579
Sinopharm Group, Cl H	1,808,126	6,077,597
		11,342,176
TOTAL CHINA		94,580,129

HONG KONG— 25.6%
Consumer Goods — 21.1%
AviChina Industry & Technology, Cl H	5,058,316	2,075,528
Belle International Holdings, Cl A	3,219,157	5,997,977
Bosideng International Holdings	7,130,662	2,263,396
China Agri-Industries Holdings	3,996,676	2,501,130
China Foods	1,851,596	1,873,086
China Mengniu Dairy	1,967,560	5,966,111
China Resources Enterprise	1,859,424	6,046,088
		26,723,316
Consumer Services — 4.5%
China Dongxiang Group	6,577,383	823,228
China Travel International Investment Hong Kong	6,856,380	1,327,033
Chow Tai Fook Jewellery Group (A)	2,726,559	3,363,321
New World Department Store China (A)	416,183	249,708
		5,763,290
TOTAL HONG KONG		32,486,606
TOTAL COMMON STOCK
(Cost $137,345,307)		127,066,735

TIME DEPOSIT — 2.5%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $3,192,119)	$3,192,119	3,192,119

REPURCHASE AGREEMENT — 7.9%
Barclays Capital
0.30%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price
$10,022,864 (collateralized by U.S. Treasury Bills, ranging in par value
$410 to $1,709,207, 0.000%, 11/01/12 to 10/17/13, with a total market value of $10,223,253)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $10,022,780)	10,022,780	10,022,780

TOTAL INVESTMENTS — 110.7%
(Cost $150,560,206)		$140,281,634

Percentages are based on Net Assets of $126,714,580.

The accompanying notes are an integral part of the financial statement .

19

Schedule of Investments	October 31, 2012

Global X China Consumer ETF

* Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan at October 31, 2012 was $9,373,101.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2012 was $10,022,780.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$127,066,735	$—	$—	$127,066,735
Time Deposit	—	3,192,119	—	3,192,119
Repurchase Agreement	—	10,022,780	—	10,022,780
Total Investments in Securities	$127,066,735	$13,214,899	$—	$140,281,634

For the year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2012

Global X China Energy ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

CHINA—61.7%
Energy — 49.4%
Anton Oilfield Services Group	85,142	$25,707
China Coal Energy, Cl H	229,425	227,944
China Longyuan Power Group, Cl H	240,687	156,834
China Oilfield Services, Cl H	121,973	231,354
China Petroleum & Chemical, Cl H	452,475	480,496
China Shenhua Energy, Cl H	112,008	476,934
JA Solar Holdings ADR *	14,033	9,704
LDK Solar ADR *	13,167	11,455
PetroChina, Cl H	342,482	467,540
Suntech Power Holdings ADR *	16,180	13,106
Tianneng Power International	55,415	37,468
Trina Solar ADR *	4,336	17,994
Yanzhou Coal Mining, Cl H	138,534	208,425
Yingli Green Energy Holding ADR *	8,251	13,944
		2,378,905
Oil & Gas — 4.5%
ENN Energy Holdings	52,242	217,393

Utilities — 7.8%
Datang International Power Generation, Cl H	280,589	99,925
Huadian Power International, Cl H *	137,768	35,020
Huaneng Power International, Cl H	300,400	240,318
		375,263
TOTAL CHINA		2,971,561

HONG KONG— 38.2%
Energy — 24.1%
Beijing Enterprises Holdings	35,762	230,952
China Gas Holdings	163,728	89,152
CNOOC	228,217	474,099
Kunlun Energy	125,322	232,855
Shougang Fushan Resources Group	378,547	132,368
		1,159,426

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2012

Global X China Energy ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Utilities — 14.1%
China Power International Development	192,648	$52,450
China Resources Power Holdings	107,730	230,749
GCL-Poly Energy Holdings *	921,632	164,109
Hong Kong & China Gas	87,687	233,076
		680,384
TOTAL HONG KONG		1,839,810
TOTAL COMMON STOCK
(Cost $5,016,248)		4,811,371

TIME DEPOSIT — 0.6%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $28,036)	$28,036	28,036

TOTAL INVESTMENTS — 100.5%
(Cost $5,044,284)		$4,839,407

Percentages are based on Net Assets of $4,816,345.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,811,371	$—	$—	$4,811,371
Time Deposit	—	28,036	—	28,036
Total Investments in Securities	$4,811,371	$28,036	$—	$4,839,407

For the year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2012

Global X China Financials ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA—84.1%
Financials — 73.2%
Agricultural Bank of China, Cl H	665,388	$288,476
Bank of China, Cl H	1,486,537	611,874
Bank of Communications, Cl H	374,932	268,014
China Citic Bank, Cl H	375,416	191,824
China Construction Bank, Cl H	778,518	586,647
China Life Insurance, Cl H	93,733	276,964
China Merchants Bank, Cl H	149,505	279,331
China Minsheng Banking, Cl H	241,179	219,394
China Pacific Insurance Group, Cl H	69,245	217,115
Chongqing Rural Commercial Bank, Cl H	116,867	54,890
CITIC Securities, Cl H	41,196	77,289
Industrial & Commercial Bank of China, Cl H	919,303	608,515
PICC Property & Casualty, Cl H	179,243	238,681
Ping An Insurance Group of China, Cl H	34,616	274,246
Sino-Ocean Land Holdings	232,476	145,784
SOHO China	91,547	62,252
		4,401,296
Real Estate — 10.9%
Agile Property Holdings	62,153	70,653
Country Garden Holdings *	224,519	90,097
Evergrande Real Estate Group	226,704	99,164
Greentown China Holdings *	28,156	34,695
Guangzhou R&F Properties	50,417	61,996
Longfor Properties	60,714	107,169
Renhe Commercial Holdings *	507,977	21,630
Shimao Property Holdings	62,604	119,553
Shui On Land	124,701	52,776
		657,733
TOTAL CHINA		5,059,029

HONG KONG— 15.7%
Financials — 13.8%
China Everbright	41,798	60,836
China Overseas Land & Investment	108,117	283,195

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2012

Global X China Financials ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Financials — continued
China Resources Land	87,502	$199,842
Franshion Properties China	152,658	46,683
Hopson Development Holdings *	34,409	33,166
KWG Property Holding	56,247	33,530
New China Life Insurance, Cl H	25,811	85,592
Shenzhen Investment	92,621	24,619
Yuexiu Property	219,445	60,312
		827,775
Real Estate — 1.9%
China Taiping Insurance Holdings *	37,473	64,211
Poly Property Group *	80,307	48,806
		113,017
TOTAL HONG KONG		940,792
TOTAL COMMON STOCK
(Cost $6,489,387)		5,999,821

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $19,202)	$19,202	19,202

TOTAL INVESTMENTS — 100.1%
(Cost $6,508,589)		$6,019,023

Percentages are based on Net Assets of $6,012,590.

* Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,999,821	$—	$—	$5,999,821
Time Deposit	—	19,202	—	19,202
Total Investments in Securities	$5,999,821	$19,202	$—	$6,019,023

For the year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2012

Global X China Industrials ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%

CHINA—84.1%
Industrials — 84.1%
Anhui Conch Cement, Cl H	62,388	$215,741
BBMG, Cl H	157,978	135,758
Byd, Cl H *	29,653	58,540
China Communications Construction, Cl H	225,798	211,812
China COSCO Holdings, Cl H *	366,379	182,007
China Liansu Group Holdings	127,945	75,446
China National Building Material, Cl H	185,875	236,959
China National Materials	135,446	42,468
China Railway Construction, Cl H	216,440	215,042
China Railway Group, Cl H	444,772	226,689
China Rongsheng Heavy Industry Group	431,584	92,999
China Shanshui Cement Group	276,913	206,165
China Shipping Container Lines, Cl H *	532,552	142,242
China Shipping Development, Cl H *	174,483	91,631
China South Locomotive and Rolling Stock	261,563	203,174
China Zhongwang Holdings *	199,065	79,625
Dongfang Electric, Cl H	48,258	80,824
First Tractor, Cl H *	57,073	47,646
Guangshen Railway, Cl H	203,210	70,009
Haitian International Holdings	79,342	97,974
Harbin Power Equipment, Cl H	94,173	77,889
Jiangsu Expressway, Cl H	173,495	149,540
Metallurgical Corp of China, Cl H *	407,599	75,734
Sany Heavy Equipment International Holdings	119,192	62,595
Shanghai Electric Group, Cl H *	396,492	161,154
Weichai Power, Cl H	60,978	215,979
Yangzijiang Shipbuilding Holdings	252,667	187,460
Zhuzhou CSR Times Electric, Cl H	64,756	190,507
TOTAL CHINA		3,833,609

HONG KONG— 15.9%
Industrials — 15.9%
Beijing Capital International Airport, Cl H	210,591	135,592
China High Speed Transmission Equipment Group *	134,150	46,216
China Resources Cement Holdings	246,197	167,413

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2012

Global X China Industrials ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Industrials — continued
Citic Resources Holdings *	285,141	$43,783
Shanghai Industrial Holdings	64,245	206,412
Shenzhen International Holdings	1,052,191	86,890
Sunny Optical Technology Group	69,671	40,993
TOTAL HONG KONG		727,299
TOTAL COMMON STOCK
(Cost $6,135,736)		4,560,908

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $13,434)	$13,434	13,434

TOTAL INVESTMENTS — 100.3%
(Cost $6,149,170)		$4,574,342

Percentages are based on Net Assets of $4,560,983.

* Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,560,908	$—	$—	$4,560,908
Time Deposit	—	13,434	—	13,434
Total Investments in Securities	$4,560,908	$13,434	$—	$4,574,342

For the year ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2012

Global X China Materials ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA—68.3%
Basic Materials — 68.3%
Aluminum Corp of China, Cl H *	251,063	$109,819
Angang Steel, Cl H *	193,764	116,258
China BlueChemical	166,270	105,339
China Hongqiao Group	200,822	93,025
China Molybdenum, Cl H *	258,426	110,706
China Rare Earth Holdings	245,006	55,956
China Vanadium Titano - Magnetite Mining	199,620	38,378
Dongyue Group	236,255	135,046
Hidili Industry International Development	227,363	57,794
Hunan Non-Ferrous Metal, Cl H *	335,792	99,654
Jiangxi Copper, Cl H	43,842	113,423
Kinetic Mines and Energy *	28,089	1,884
Lingbao Gold, Cl H	73,198	32,207
Maanshan Iron & Steel, Cl H *	393,232	101,478
Real Gold Mining * (A) (B)	97,864	28,033
Sinopec Shanghai Petrochemical, Cl H	379,204	108,623
Sinopec Yizheng Chemical Fibre, Cl H	317,458	66,768
Xinjiang Xinxin Mining Industry, Cl H	156,094	32,830
Yongye International *	7,935	43,960
Zhaojin Mining Industry	64,230	107,740
Zijin Mining Group, Cl H	273,674	110,175
TOTAL CHINA		1,669,096

HONG KONG— 31.5%
Basic Materials — 31.5%
China Lumena New Materials	564,892	115,164
Citic Pacific	90,662	115,579
Fufeng Group	164,402	62,578
Kingboard Laminates Holdings	241,874	102,991
North Mining Shares, Cl C *	1,829,676	102,697
Shougang Concord International Enterprises *	1,317,854	70,569
Sinofert Holdings	399,938	84,632
Yingde Gases	121,549	115,275
		769,485
TOTAL COMMON STOCK
(Cost $3,465,029)		2,438,581

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2012

Global X China Materials ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $3,951)	$3,951	3,951

TOTAL INVESTMENTS — 100.0%
(Cost $3,468,980)		$2,442,532

Percentages are based on Net Assets of $2,441,481.

* Non-income producing security.
Cl — Class

(A)	Securities considered illiquid. The total value of such securities as of October 31, 2012 was $28,033 and represented 1.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2012, was $28,033 and represents 1.1% of Net Assets.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,410,548	$—	$28,033	$2,438,581
Time Deposit	—	3,951	—	3,951
Total Investments in Securities	$2,410,548	$3,951	$28,033	$2,442,532

(1) Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of November 1, 2011	$74,830
Realized gain/(loss)	(51,187)
Change in unrealized appreciation/(depreciation)	4,340
Net purchases	36,244
Net sales	(36,194)
Ending Balance as of October 31, 2012	$28,033

For the year ended October 31, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2012 is $4,340.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2012

Global X NASDAQ China Technology ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA—80.0%
Technology — 80.0%
21Vianet Group ADR *	7,531	$83,443
AsiaInfo Holdings *	8,827	88,270
AutoNavi Holdings ADR *	2,054	22,039
Baidu ADR *	1,901	202,685
China Communications Services, Cl H	151,306	85,317
China Wireless Technologies	330,381	96,343
Foxconn International Holdings *	335,417	116,854
iSoftStone Holdings ADR *	9,297	44,533
Kingdee International Software Group *	398,418	82,768
Lenovo Group	257,414	206,926
NetEase ADR *	2,034	109,836
Qihoo 360 Technology ADR *	4,731	97,317
Semiconductor Manufacturing International *	2,774,391	109,185
SINA *	3,776	206,283
Sky-mobi ADR *	1,257	2,589
Sohu.com *	2,704	102,698
Spreadtrum Communications ADR	5,361	123,571
Tencent Holdings	6,910	244,300
VanceInfo Technologies ADR *	8,495	64,732
ZTE, Cl H	79,773	112,402
TOTAL CHINA		2,202,091

HONG KONG— 19.8%
Technology — 19.8%
ASM Pacific Technology	9,461	105,474
Comba Telecom Systems Holdings	81,188	31,742
Digital China Holdings	68,089	114,564
TCL Communication Technology Holdings	98,494	30,247
VODone	606,806	58,723
VTech Holdings	17,275	205,181
TOTAL HONG KONG		545,931
TOTAL COMMON STOCK
(Cost $3,044,054)		2,748,022

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2012

Global X NASDAQ China Technology ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $3,205)	$3,205	$3,205

TOTAL INVESTMENTS — 99.9%
(Cost $3,047,259)		$2,751,227

Percentages are based on Net Assets of $2,753,947.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,748,022	$—	$—	$2,748,022
Time Deposit	—	3,205	—	3,205
Total Investments in Securities	$2,748,022	$3,205	$—	$2,751,227

For the year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2012

Global X FTSE ASEAN 40 ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

INDONESIA—22.3%
Consumer Goods — 8.8%
Astra International	2,710,204	$2,271,436
Gudang Garam	51,305	262,534
Unilever Indonesia	136,674	370,677
		2,904,647
Financials — 7.6%
Bank Central Asia	1,090,631	931,096
Bank Mandiri	835,926	718,000
Bank Rakyat Indonesia Persero	1,087,330	837,714
		2,486,810
Industrials — 1.7%
United Tractors	247,459	543,611
Telecommunications — 2.9%
Telekomunikasi Indonesia ADR	23,144	940,804
Utilities — 1.3%
Perusahaan Gas Negara	868,462	420,442
TOTAL INDONESIA		7,296,314

MALAYSIA—27.8%
Basic Materials — 1.9%
Petronas Chemicals Group	284,704	607,543
Consumer Goods — 2.2%
IOI	428,039	711,056
Consumer Services — 2.2%
Genting	246,445	716,034
Financials — 10.2%
CIMB Group Holdings	496,219	1,242,991

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2012

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Malayan Banking	540,303	$1,601,752
Public Bank	94,219	491,201
		3,335,944
Industrials — 3.9%
Sime Darby	400,344	1,285,412
Oil & Gas — 1.4%
Petronas Gas	70,402	453,013
Telecommunications — 5.1%
Axiata Group	563,676	1,208,406
Maxis	200,084	457,185
		1,665,591
Utilities — 0.9%
Tenaga Nasional	126,300	288,176
TOTAL MALAYSIA		9,062,769

PHILIPPINES—0.7%
Telecommunications — 0.7%
Philippine Long Distance Telephone ADR	3,765	239,190

SINGAPORE—36.7%
Consumer Goods — 1.8%
Wilmar International	226,862	574,687
Consumer Services — 4.8%
Genting Singapore	541,068	589,950
Jardine Cycle & Carriage	12,674	511,615
Singapore Airlines	52,757	458,456
		1,560,021
Financials — 20.0%
CapitaLand	282,330	756,861
City Developments	60,658	569,881
DBS Group Holdings	165,456	1,885,423
Oversea-Chinese Banking	231,445	1,726,635
United Overseas Bank	104,799	1,569,665
		6,508,465
Industrials — 1.2%
Singapore Technologies Engineering	140,600	405,732
Oil & Gas — 3.2%
Keppel	118,862	1,038,751
Telecommunications — 5.7%
Singapore Telecommunications	712,130	1,879,864
TOTAL SINGAPORE		11,967,520

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2012

Global X FTSE ASEAN 40 ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
THAILAND—12.3%
Financials — 4.8%
Bangkok Bank	42,484	$245,340
Kasikornbank	103,884	606,696
Siam Commercial Bank	138,415	727,074
		1,579,110
Industrials — 1.0%
Siam Cement	27,633	337,186
Oil & Gas — 4.4%
PTT	75,882	787,291
PTT Exploration & Production	117,322	635,415
		1,422,706
Telecommunications — 2.1%
Advanced Info Service	105,606	680,495
TOTAL THAILAND		4,019,497
TOTAL COMMON STOCK
(Cost $31,533,540)		32,585,290

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $47,610)	$47,610	47,610

TOTAL INVESTMENTS — 99.9%
(Cost $31,581,150)		$32,632,900

Percentages are based on Net Assets of $32,656,076.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,585,290	$—	$—	$32,585,290
Time Deposit	—	47,610	—	47,610
Total Investments in Securities	$32,585,290	$47,610	$—	$32,632,900

For the year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	October 31, 2012

Global X FTSE Andean 40 ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 96.0%

CHILE—49.4%
Basic Materials — 9.6%
CAP	5,457	$187,953
Empresas CMPC	79,312	302,050
Sociedad Quimica y Minera de Chile ADR	5,782	334,489
		824,492
Consumer Goods — 1.7%
Cia Cervecerias Unidas ADR	1,274	90,365
Embotelladora Andina ADR, Cl B	1,560	59,093
		149,458
Consumer Services — 12.0%
Cencosud	48,948	267,930
Latam Airlines	14,195	351,894
Ripley	49,182	46,407
SACI Falabella	35,764	366,864
		1,033,095
Financials — 8.5%
Banco de Chile ADR	2,889	255,445
Banco de Credito e Inversiones	2,051	131,816
Banco Santander Chile ADR	9,215	250,556
Corpbanca ADR	4,773	97,846
		735,663
Industrials — 1.4%
Cia Sud Americana de Vapores *	334,223	31,953
Salfacorp	22,100	52,178
Sigdo Koppers	15,718	37,731
		121,862

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	October 31, 2012

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 4.0%
Empresas COPEC	23,974	$345,263
Technology — 1.1%
Sonda	29,402	89,957
Telecommunications — 1.1%
ENTEL Chile	4,720	96,573
Utilities — 10.0%
AES Gener	118,400	70,572
Aguas Andinas, Cl A	139,559	93,945
Colbun *	351,524	98,126
E.CL	25,254	61,729
Empresa Nacional de Electricidad ADR	6,692	320,346
Enersis ADR	12,738	215,782
		860,500
TOTAL CHILE		4,256,863

COLOMBIA—30.8%
Consumer Services — 3.7%
Almacenes Exito	16,844	321,107
Financials — 8.8%
BanColombia ADR	6,442	412,417
Grupo de Inversiones Suramericana	17,650	344,566
		756,983
Industrials — 1.4%
Cementos Argos	26,003	124,354
Oil & Gas — 14.3%
Ecopetrol ADR	14,672	868,729
Pacific Rubiales Energy ^	15,503	364,621
		1,233,350
Utilities — 2.6%
Interconexion Electrica	25,009	135,437
Isagen	61,550	86,356
		221,793
TOTAL COLOMBIA		2,657,587

PERU—15.8%
Basic Materials — 11.0%
Cia de Minas Buenaventura ADR	10,564	377,769
Southern Copper	11,139	424,396
Volcan Cia Minera SAA	152,869	149,241
		951,406

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	October 31, 2012

Global X FTSE Andean 40 ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Financials — 4.8%
Credicorp	1,056	$135,590
Credicorp Ltd.	2,133	275,882
		411,472
TOTAL PERU		1,362,878
TOTAL COMMON STOCK
(Cost $8,315,477)		8,277,328

PREFERRED STOCK — 3.9%

COLOMBIA—3.9%
Financials — 2.6%
Banco Davivienda	7,567	93,360
Grupo Aval Acciones y Valores	178,178	125,966
		219,326
Industrials — 1.3%
Grupo Argos	10,371	115,500
TOTAL COLOMBIA		334,826
TOTAL PREFERRED STOCK
(Cost $314,816)		334,826

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $3,294)	$3,294	3,294

TOTAL INVESTMENTS — 99.9%
(Cost $8,633,587)		$8,615,448

Percentages are based on Net Assets of $8,620,392.

* Non-income producing security.

^ Security traded on the Toronto Stock Exchange

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,277,328	$—	$—	$8,277,328
Preferred Stock	334,826	—	—	334,826
Time Deposit	—	3,294	—	3,294
Total Investments in Securities	$8,612,154	$3,294	$—	$8,615,448

For the year ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	October 31, 2012

Global X FTSE Colombia 20 ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 88.2%

COLOMBIA—88.2%
Consumer Goods — 12.1%
Almacenes Exito	466,655	$8,896,115
Fabricato *	86,980,939	4,321,114
Grupo Nutresa	654,883	8,759,111
		21,976,340
Financials — 29.7%
BanColombia ADR (A)	346,531	22,184,914
Bolsa de Valores de Colombia	237,382,484	4,172,870
Financiera Colombiana	440,338	8,365,564
Grupo Aval Acciones y Valores	13,392,555	9,504,670
Grupo de Inversiones Suramericana	450,713	8,798,889
Interbolsa *	1,312,703	1,003,286
		54,030,193
Industrials — 9.0%
Cementos Argos	1,704,693	8,152,307
Grupo Argos	569,452	6,509,746
Tableros y Maderas de Caldas	323,849,752	1,767,966
		16,430,019
Oil & Gas — 22.9%
Canacol Energy ^*	7,895,027	2,806,242
Ecopetrol ADR (A)	433,978	25,695,837
Pacific Rubiales Energy ^	560,922	13,192,549
		41,694,628
Telecommunications — 0.7%
Empresa de Telecomunicaciones de Bogota *	5,415,449	1,345,167

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	October 31, 2012

Global X FTSE Colombia 20 ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Utilities — 13.8%
Celsia ESP	2,900,847	$8,630,810
Interconexion Electrica	1,506,621	8,159,169
Isagen	6,029,981	8,460,174
		25,250,153
TOTAL COLOMBIA		160,726,500
TOTAL COMMON STOCK
(Cost $149,927,398)		160,726,500

PREFERRED STOCK — 10.2%

COLOMBIA— 10.2%
Financials — 8.7%
Banco Davivienda	686,154	8,465,650
Grupo Aval Acciones y Valores	4,549,014	3,216,009
Grupo de Inversiones Suramericana	204,338	4,205,530
		15,887,189
Industrials — 1.5%
Grupo Argos	241,682	2,691,564
TOTAL COLOMBIA		18,578,753
TOTAL PREFERRED STOCK
(Cost $16,188,194)		18,578,753

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $35)	$35	35

TOTAL INVESTMENTS — 98.4%
(Cost $166,115,627)		$179,305,288

Percentages are based on Net Assets of $182,378,791

* Non-income producing security.

 ^ Security traded on the Toronto Stock Exchange.
ADR — American Depositary Receipt

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan at October 31, 2012 was $18,457,927. These securities are collateralized by cash in the amount of $883,200 and $18,867,950 held at National Financial Services and JPMorgan Clearing, respectively.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$160,726,500	$—	$—	$160,726,500
Preferred Stock	18,578,753	—	—	18,578,753
Time Deposit	—	35	—	35
Total Investments in Securities	$179,305,253	$35	$—	$179,305,288

For the year ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	October 31, 2012

Global X Brazil Mid Cap ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 83.7%

BRAZIL—83.7%
Basic Materials — 3.2%
Fibria Celulose ADR *	75,701	$666,926
Consumer Goods — 12.3%
Cia Hering	19,522	448,486
Cosan, Cl A	23,072	378,611
Cosan Industria e Comercio	22,144	424,662
Hypermarcas *	51,757	411,549
JBS *	83,256	269,315
Natura Cosmeticos	24,581	655,356
		2,587,979
Consumer Services — 7.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	17,739	829,121
Lojas Renner	17,536	649,274
		1,478,395
Financials — 17.4%
BM&F Bovespa	234,065	1,498,163
BR Malls Participacoes	47,346	622,406
CETIP - Mercados Organizados	23,772	273,880
Cyrela Brazil Realty Empreendimentos e Participacoes	38,595	327,223
MRV Engenharia e Participacoes	44,465	225,494
Multiplan Empreendimentos Imobiliarios	9,915	290,462
PDG Realty Empreendimentos e Participacoes	160,025	269,459
Porto Seguro	13,609	144,730
		3,651,817
Industrials — 12.4%
All America Latina Logistica	67,710	308,038
CCR	122,415	1,076,454

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	October 31, 2012

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Duratex *	33,625	$233,929
EcoRodovias Infraestrutura e Logistica	20,444	178,566
Embraer ADR *	16,603	463,390
WEG	30,750	353,215
		2,613,592
Telecommunications — 5.3%
Tim Participacoes ADR	64,181	1,115,466
Utilities — 26.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	15,511	1,303,079
Cia Paranaense de Energia ADR *	16,449	242,787
CPFL Energia ADR	69,534	1,619,447
EDP - Energias do Brasil	33,065	206,753
Tractebel Energia	29,901	515,268
Ultrapar Participacoes ADR	75,768	1,578,247
		5,465,581
TOTAL BRAZIL		17,579,756
TOTAL COMMON STOCK
(Cost $16,725,183)		17,579,756

PREFERRED STOCK — 15.1%

BRAZIL—15.1%
Basic Materials — 2.0%
Metalurgica Gerdau	38,403	430,345
Consumer Services — 2.2%
Lojas Americanas	54,995	460,311
Financials — 3.1%
Banco do Estado do Rio Grande do Sul	25,190	199,060
Bradespar	29,353	433,564
		632,624
Telecommunications — 3.4%
Oi ADR	177,695	710,780
Utilities — 4.4%
AES Tiete	13,737	156,034
Cia Energetica de Sao Paulo	20,489	184,104
Cia Energetica de Minas Gerais	48,754	584,560
		924,698
TOTAL BRAZIL		3,158,758
TOTAL PREFERRED STOCK
(Cost $3,704,392)		3,158,758

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	October 31, 2012

Global X Brazil Mid Cap ETF

	Face
	Amount/Number
	of Warrants	Value
CORPORATE OBLIGATIONS — 0.6%
Hypermarcas
11.300%, 10/15/18(1) (2)	$59,000	$29,530
3.000%, 10/15/18(1) (2)	59,000	29,530
Marfrig Alimentos, Convertible
1.040%, 07/15/15(1) (2) (3)	12	59,892
TOTAL CORPORATE OBLIGATIONS
(Cost $141,511)		118,952

WARRANTS — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 * (1) (2)
(Cost $—)	59	—
TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $65,188)	65,188	65,188

TOTAL INVESTMENTS — 99.7%
(Cost $20,636,274)		$20,922,654

Percentages are based on Net Assets of $20,994,188.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(1)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2012, was $118,952 and represented 0.6% of Net Assets.
(2)	Securities considered illiquid. The total value of such securities as of October 31, 2012 was $118,952 and represented 0.6% of Net Assets.
(3)	Floating rate security. Rate disclosed is the rate in effect on October 31, 2012.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$17,579,756	$—	$—	$17,579,756
Preferred Stock	3,158,758	—	—	3,158,758
Corporate Obligations	—	—	118,952	118,952
Time Deposit	—	65,188	—	65,188
Warrants	—	—	—	—
Total Investments in Securities	$20,738,514	$65,188	$118,952	$20,922,654

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	October 31, 2012

Global X Brazil Consumer ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 86.9%

BRAZIL—86.9%
Consumer Goods — 52.6%
Arezzo Industria e Comercio	27,876	$497,528
BRF - Brasil Foods ADR *	62,650	1,147,748
Cia Hering	48,903	1,123,465
Cosan, Cl A	87,094	1,429,212
Cosan Industria e Comercio	70,632	1,354,529
Gafisa ADR *	143,678	527,298
Hypermarcas *	177,278	1,409,635
JBS *	362,640	1,173,061
M Dias Branco *	33,088	1,111,052
Marfrig Alimentos *	92,674	479,100
Natura Cosmeticos	51,902	1,383,764
Sao Martinho	26,459	330,632
SLC Agricola	35,753	341,502
Souza Cruz	75,697	987,652
		13,296,178
Consumer Services — 34.3%
Anhanguera Educacional Participacoes	85,408	1,497,021
B2W Cia Global Do Varejo *	49,101	238,851
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	25,556	1,194,488
Gol Linhas Aereas Inteligentes ADR *	90,879	453,486
Localiza Rent a Car	70,792	1,240,834
Lojas Renner	36,491	1,351,086
Marisa Lojas	36,379	533,940
Multiplus	34,244	795,635
Raia Drogasil *	111,773	1,229,968
Restoque Comercio e Confeccoes de Roupas	29,695	126,614
		8,661,923
TOTAL BRAZIL		21,958,101
TOTAL COMMON STOCK
(Cost $19,480,200)		21,958,101

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	October 31, 2012

Global X Brazil Consumer ETF

	Shares/Face
	Amount/Number
	of Warrants	Value
PREFERRED STOCK — 12.4%

BRAZIL—12.4%
Consumer Goods — 6.2%
Alpargatas *	63,092	$477,760
Cia de Bebidas das Americas	26,579	1,084,157
		1,561,917
Consumer Services — 6.2%
Lojas Americanas	168,474	1,410,137
Saraiva Livreiros Editores	13,293	165,128
		1,575,265
TOTAL BRAZIL		3,137,182
TOTAL PREFERRED STOCK
(Cost $2,425,629)		3,137,182

CORPORATE OBLIGATIONS — 0.5%
Hypermarcas
11.300%, 10/15/18 (1) (2)	$84,000	42,043
3.000%, 10/15/18 (1) (2)	84,000	42,042
Marfrig Alimentos, Convertible
1.040%, 07/15/15 (1) (2) (3)	6	29,927
TOTAL CORPORATE OBLIGATION
(Cost $136,027)		114,012

WARRANTS — 0.0%
Hypermarcas - Strike Price $29.48, Expires 10/15/15(1) (2)
(Cost $—)	84	—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $22,302)	22,302	22,302

TOTAL INVESTMENTS — 99.9%
(Cost $22,064,158)		$25,231,597

Percentages are based on Net Assets of $25,257,413.

*     Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(1)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2012, was $114,012 and represented 0.5% of Net Assets.
(2)	Securities considered illiquid. The total value of such securities as of October 31, 2012 was $114,012 and represented 0.5% of Net Assets.
(3)	Floating rate security. Rate disclosed is the rate in effect on October 31, 2012.

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	October 31, 2012

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3 (1)	Total
Common Stock	$21,958,101	$	— $	—	$21,958,101
Preferred Stock	3,137,182		—	—	3,137,182
Corporate Obligations	—		—	114,012	114,012
Time Deposit	—		22,302	—	22,302
Warrants	—		—	—	—
Total Investments in Securities	$25,095,283		$22,302	$114,012	$25,231,597

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	October 31, 2012

Global X Brazil Financials ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 94.3%

BRAZIL—94.3%
Financials — 94.3%
Banco Bradesco ADR	28,175	$441,220
Banco do Brasil	18,954	202,227
Banco Santander Brasil ADR	49,469	336,389
BM&F Bovespa	39,302	251,558
BR Malls Participacoes	13,913	182,899
BR Properties	14,134	185,108
Brasil Brokers Participacoes	11,234	31,527
Brookfield Incorporacoes	15,884	27,763
CETIP - Mercados Organizados	11,306	130,258
Cielo	6,457	159,752
Cyrela Brazil Realty Empreendimentos e Participacoes	21,443	181,802
Even Construtora e Incorporadora	15,668	62,485
Ez Tec Empreendimentos e Participacoes	3,678	48,351
Grupo BTG Pactual	13,634	214,809
Iguatemi Empresa de Shopping Centers	3,544	45,019
Itau Unibanco Holding ADR	28,241	411,754
MRV Engenharia e Participacoes	23,877	121,087
Multiplan Empreendimentos Imobiliarios	5,650	165,518
PDG Realty Empreendimentos e Participacoes	85,790	144,458
Porto Seguro	7,664	81,506
Rossi Residencial	12,974	27,276
Sul America	22,050	173,703
TOTAL BRAZIL		3,626,469
TOTAL COMMON STOCK
(Cost $4,380,041)		3,626,469

PREFERRED STOCK — 4.5%

BRAZIL—4.5%
Financials — 4.5%
Banco ABC Brasil *	3,799	21,585
Banco do Estado do Rio Grande do Sul	14,354	113,430
Banco Panamericano *	15,688	35,994

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	October 31, 2012

Global X Brazil Financials ETF

	Face Amount	Value
PREFERRED STOCK — continued
TOTAL BRAZIL		$171,009
TOTAL PREFERRED STOCK
(Cost $207,784)		171,009

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $16,910)	$16,910	16,910

TOTAL INVESTMENTS — 99.2%
(Cost $4,604,735)		$3,814,388

Percentages are based on Net Assets of $3,844,988.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,626,469	$—	$—	$3,626,469
Preferred Stock	171,009	—	—	171,009
Time Deposit	—	16,910	—	16,910
Total Investments in Securities	$3,797,478	$16,910	$—	$3,814,388

For the year ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	October 31, 2012

Global X FTSE Argentina 20 ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.6%

ARGENTINA—74.0%
Basic Materials — 18.3%
Tenaris ADR	14,342	$539,546
Consumer Discretionary — 10.6%
Arcos Dorados Holdings, Cl A	24,101	311,144
Consumer Goods — 2.6%
Cresud SACIF y A ADR	9,619	77,048
Consumer Services — 17.6%
MercadoLibre	6,172	518,263
Financials — 11.1%
Banco Macro ADR *	9,870	133,343
BBVA Banco Frances ADR *	13,715	50,060
Grupo Financiero Galicia ADR *	18,414	92,991
IRSA Inversiones y Representaciones ADR	7,128	51,464
		327,858
Oil & Gas — 8.1%
Petrobras Argentina ADR *	20,654	90,465
Transportadora de Gas del Sur ADR *	10,331	16,633
YPF ADR	11,891	132,822
		239,920
Telecommunications — 4.1%
Telecom Argentina ADR	12,216	120,205
Utilities — 1.6%
Pampa Energia ADR *	13,451	46,272
TOTAL ARGENTINA		2,180,256

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	October 31, 2012

Global X FTSE Argentina 20 ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued

CANADA—17.7%
Basic Materials — 17.7%
Goldcorp	2,758	$124,745
Pan American Silver	6,205	136,510
Silver Standard Resources *	7,925	120,698
Yamana Gold	6,792	137,266
TOTAL CANADA		519,219

CHILE—3.9%
Consumer Services — 3.9%
Cencosud	21,079	115,381
UNITED STATES— 4.0%
Basic Materials — 2.7%
McEwen Mining *	16,189	78,679
Oil & Gas — 1.3%
Apco Oil and Gas International *	3,013	38,295
TOTAL UNITED STATES		116,974
TOTAL COMMON STOCK
(Cost $4,322,385)		2,931,830

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $7,001)	$7,001	7,001

TOTAL INVESTMENTS — 99.8%
(Cost $4,329,386)		$2,938,831

Percentages are based on Net Assets of $2,945,544.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,931,830	$—	$—	$2,931,830
Time Deposit	—	7,001	—	7,001
Total Investments in Securities	$2,931,830	$7,001	$—	$2,938,831

For the year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	October 31, 2012

Global X FTSE Greece 20 ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.1%

CYPRUS—5.2%
Financials — 5.2%
Bank of Cyprus *	3,183,981	$1,345,367
GREECE—93.9%
Basic Materials — 2.7%
Mytilineos Holdings *	155,703	706,346
Consumer Goods — 20.9%
Coca Cola Hellenic Bottling ADR *	202,384	4,276,374
JUMBO *	172,662	1,141,352
		5,417,726
Consumer Services — 11.2%
Folli Follie Group *	59,295	807,744
OPAP	328,819	2,101,148
		2,908,892
Financials — 28.0%
Alpha Bank AE *	496,003	1,157,203
Cyprus Popular Bank *	6,049,865	486,172
Eurobank Ergasias *	735,170	857,597
Marfin Investment Group Holdings *	1,024,592	454,182
National Bank of Greece ADR *	1,354,672	3,210,572
Piraeus Bank *	1,985,154	1,070,386
		7,236,112
Industrials — 10.6%
Ellaktor *	235,594	461,099
Metka	46,113	418,981
Titan Cement *	59,117	1,100,322
Viohalco Hellenic Copper and Aluminum Industry *	176,586	759,884
		2,740,286

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	October 31, 2012

Global X FTSE Greece 20 ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued

Oil & Gas — 7.3%
Hellenic Petroleum	131,094	$1,026,296
Motor Oil Hellas Corinth Refineries	98,390	855,709
		1,882,005
Telecommunications — 8.6%
Hellenic Telecommunications Organization *	506,647	2,232,735
Utilities — 4.6%
Public Power *	205,753	1,178,749
TOTAL GREECE		24,302,851
TOTAL COMMON STOCK
(Cost $21,500,483)		25,648,218

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $67,757)	$67,757	67,757

TOTAL INVESTMENTS — 99.4%
(Cost $21,568,240)		$25,715,975

Percentages are based on Net Assets of $25,863,217.

* Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,648,218	$—	$—	$25,648,218
Time Deposit	—	67,757	—	67,757
Total Investments in Securities	$25,648,218	$67,757	$—	$25,715,975

For the period ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	October 31, 2012

Global X FTSE Norway 30 ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%

NORWAY—99.5%
Basic Materials — 8.8%
Norsk Hydro	596,887	$2,687,473
Yara International	57,521	2,709,933
		5,397,406
Consumer Goods — 8.6%
Aker, Cl A (A)	17,233	607,551
Cermaq	41,253	564,386
Marine Harvest *	1,574,476	1,237,201
Orkla	358,911	2,839,157
		5,248,295
Consumer Services — 3.1%
Norwegian Air Shuttle *	6,171	133,133
Schibsted	47,577	1,781,644
		1,914,777
Energy — 0.3%
Renewable Energy* (A)	930,646	162,989
Financials — 14.7%
DnB	474,378	5,924,213
Gjensidige Forsikring	117,396	1,715,238
Storebrand *	266,693	1,344,855
		8,984,306
Health Care — 1.1%
Algeta *	25,306	681,331

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	October 31, 2012

Global X FTSE Norway 30 ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued

Industrials — 1.6%
Tomra Systems	87,180	$718,689
Wilh Wilhelmsen, Cl B	38,977	278,246
		996,935
Oil & Gas — 49.7%
Aker Solutions (A)	121,172	2,380,381
Archer *	108,894	143,440
Det Norske Oljeselskap *	38,228	589,381
DNO International *	600,439	1,047,896
Fred Olsen Energy	15,622	732,970
Kvaerner	116,576	295,463
Petroleum Geo-Services	127,800	2,203,487
ProSafe	134,781	1,122,446
Seadrill	137,318	5,558,907
Statoil	470,720	11,633,215
Subsea 7 *	118,275	2,595,233
TGS Nopec Geophysical	61,316	2,086,420
		30,389,239
Technology — 1.5%
Atea	59,116	629,908
Opera Software	52,240	287,713
		917,621
Telecommunications — 10.1%
Telenor	313,641	6,166,867
TOTAL NORWAY		60,859,766
TOTAL COMMON STOCK
(Cost $60,506,100)		60,859,766

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $54,384)	$54,384	54,384

REPURCHASE AGREEMENT — 0.4%
Barclays Capital
0.30%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price
$248,707 (collateralized by U.S. Treasury Bills, ranging in par value $591 to $43,154, 0.000%, 11/01/12 to 10/17/13, with a total market value of
$253,680)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $248,705)	248,705	248,705
TOTAL INVESTMENTS — 100.0%
(Cost $60,809,189)		$61,162,855

Percentages are based on Net Assets of $61,128,560.

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	October 31, 2012

Global X FTSE Norway 30 ETF

* Non-income producing security.

Cl — Class

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan at October 31, 2012 was $229,396.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2012 was $248,705.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,859,766	$—	$—	$60,859,766
Time Deposit	—	54,384	—	54,384
Repurchase Agreement	—	248,705	—	248,705
Total Investments in Securities	$60,859,766	$303,089	$—	$61,162,855

For the year October 31, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the year October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	October 31, 2012

Global X FTSE Nordic Region ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%

DENMARK—20.7%
Consumer Goods — 2.2%
Carlsberg, Cl B	6,608	$570,056
Financials — 2.8%
Danske Bank *	46,972	734,530
Health Care — 13.3%
Novo Nordisk ADR	21,860	3,503,939
Industrials — 2.4%
A P Moller - Maersk, Cl B	92	641,963
TOTAL DENMARK		5,450,488

FINLAND—10.0%
Financials — 3.7%
Sampo, Cl A	30,743	963,508
Industrials — 2.4%
Kone, Cl B	8,918	638,635
Technology — 2.1%
Nokia ADR (A)	209,327	558,903
Utilities — 1.8%
Fortum	24,749	457,756
TOTAL FINLAND		2,618,802

NORWAY—20.2%
Basic Materials — 3.0%
Norsk Hydro	55,384	249,366
Yara International	11,840	557,807
		807,173

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	October 31, 2012

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — 1.7%
Orkla	56,474	$446,736
Financials — 3.2%
DnB	66,700	832,975
Oil & Gas — 9.0%
Seadrill	19,305	781,505
Statoil ADR	64,008	1,571,396
		2,352,901
Telecommunications — 3.3%
Telenor	44,109	867,279
TOTAL NORWAY		5,307,064

SWEDEN—49.0%
Consumer Goods — 2.5%
Svenska Cellulosa, Cl B	33,491	652,360
Consumer Services — 3.8%
Hennes & Mauritz, Cl B	29,456	996,981
Financials — 18.7%
Investor, Cl B	25,130	554,285
Nordea Bank	152,072	1,381,347
Skandinaviska Enskilda Banken, Cl A	119,089	987,486
Svenska Handelsbanken, Cl A	31,099	1,065,249
Swedbank, Cl A	49,911	925,546
		4,913,913
Industrials — 16.0%
Assa Abloy, Cl B	19,019	633,976
Atlas Copco, Cl A	34,540	849,323
Sandvik	62,566	867,806
Scania, Cl B	21,949	417,941
SKF, Cl B	22,775	513,329
Volvo, Cl B	69,172	930,755
		4,213,130
Technology — 5.0%
Ericsson ADR	149,316	1,327,419
Telecommunications — 3.0%
TeliaSonera	118,796	782,135
TOTAL SWEDEN		12,885,938
TOTAL COMMON STOCK
(Cost $28,029,266)		26,262,292

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	October 31, 2012

Global X FTSE Nordic Region ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $23,643)	$23,643	$23,643

REPURCHASE AGREEMENT — 1.5%
Barclays Capital
0.30%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price
$402,903 (collateralized by U.S. Treasury Bills, ranging in par value $958 to $69,909, 0.000%, 11/01/12 to 10/17/13, with a total market value of
$410,959)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $402,900)	402,900	402,900
TOTAL INVESTMENTS — 101.5%
(Cost $28,455,809)		$26,688,835

Percentages are based on Net Assets of $26,293,177

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan at October 31, 2012 was $358,581.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2012 was $402,900.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,262,292	$—	$—	$26,262,292
Time Deposit	—	23,643	—	23,643
Repurchase Agreement	—	402,900	—	402,900
Total Investments in Securities	$26,262,292	$426,543	$—	$26,688,835

For the year ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

56

Statements of Assets and Liabilities
October 31, 2012

	Global X China	Global X China	Global X China	Global X China
	Consumer ETF	Energy ETF	Financials ETF	Industrials ETF
Assets:
Cost of Investments	$140,537,426	$5,044,284	$6,508,589	$6,149,170
Cost of Repurchase Agreement	10,022,780	—	—	—
Investments at Value	$130,258,854 *	$4,839,407	$6,019,023	$4,574,342
Repurchase Agreement at Value	10,022,780	—	—	—
Receivable for Investment Securities Sold	12,534,239	352,015	259,589	482,986
Dividend and Interest Receivable	166,343	—	1,718	—
Total Assets	152,982,216	5,191,422	6,280,330	5,057,328

Liabilities:
Payable for Investment Securities Purchased	13,004,596	372,490	264,460	493,967
Obligation to Return Securities Lending Collateral	10,022,780	—	—	—
Cash Overdraft	3,175,936	—	—	—
Payable due to Investment Adviser	64,324	2,587	3,280	2,378
Total Liabilities	26,267,636	375,077	267,740	496,345

Net Assets	$126,714,580	$4,816,345	$6,012,590	$4,560,983

*Includes Market Value of Securities on Loan	$9,373,101	$—	$—	$—

Net Assets Consist of:
Paid-in Capital	$148,292,383	$5,170,148	$7,293,204	$7,119,053
Undistributed Net Investment Income	1,588,304	88,650	185,487	59,337
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(12,887,587)	(237,578)	(976,534)	(1,043,653)
Net Unrealized Depreciation on Investments	(10,278,572)	(204,877)	(489,566)	(1,574,828)
Net Unrealized Appreciation (Depreciation)on Foreign Currency Transactions	52	2	(1)	1,074

Net Assets	$126,714,580	$4,816,345	$6,012,590	$4,560,983
Outstanding Shares of Beneficial Interest(unlimited authorization — no par value)	9,050,000	350,000	500,000	400,000

Net Asset Value, Offering and Redemption Price Per Share	$14.00	$13.76	$12.03	$11.40

The accompanying notes are an integral part of the financial statements.

57

Statements of Assets and Liabilities
October 31, 2012

		Global X NASDAQ
	Global X China	China Technology	Global X FTSE	Global X FTSE
	Materials ETF	ETF	ASEAN 40 ETF	Andean 40 ETF
Assets:
Cost of Investments	$3,468,980	$3,047,259	$31,581,150	$8,633,587
Cost of Foreign Currency	—	—	21,964	8,594
Investments at Value	$2,442,532	$2,751,227	$32,632,900	$8,615,448
Foreign Currency at Value	—	—	21,950	8,460
Receivable for Investment Securities Sold	228,385	—	—	—
Dividend and Interest Receivable	—	4,486	19,227	1,750
Total Assets	2,670,917	2,755,713	32,674,077	8,625,658

Liabilities:
Payable for Investment Securities Purchased	223,563	—	—	—
Cash Overdraft	4,545	—	—	—
Payable due to Investment Adviser	1,328	1,766	18,001	5,266
Total Liabilities	229,436	1,766	18,001	5,266

Net Assets	$2,441,481	$2,753,947	$32,656,076	$8,620,392

Net Assets Consist of:
Paid-in Capital	$3,599,877	$3,815,786	$31,419,634	$8,911,467
Undistributed Net Investment Income	37,881	14,283	639,906	114,701
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(169,829)	(780,091)	(455,166)	(387,496)
Net Unrealized Appreciation (Depreciation) on Investments	(1,026,448)	(296,032)	1,051,750	(18,139)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	1	(48)	(141)

Net Assets	$2,441,481	$2,753,947	$32,656,076	$8,620,392
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,000	200,000	1,950,000	600,000

Net Asset Value, Offering and Redemption Price Per Share	$8.14	$13.77	$16.75	$14.37

The accompanying notes are an integral part of the financial statements.

58

Statements of Assets and Liabilities

October 31, 2012

	Global X FTSE	Global X Brazil	Global X Brazil	Global X Brazil
	Colombia 20 ETF	Mid Cap ETF	Consumer ETF	Financials ETF
Assets:
Cost of Investments	$166,115,627	$20,636,274	$22,064,158	$4,604,735
Cost of Foreign Currency	1,340,526	48,406	17,812	1,904
Investments at Value	$179,305,288 *	$20,922,654	$25,231,597	$3,814,388
Cash	19,751,150	—	—	—
Foreign Currency at Value	1,333,607	48,410	17,794	1,904
Receivable for Investment Securities Sold	2,560,787	—	—	25,649
Receivable for Capital Shares Sold	2,188,000	—	—	—
Dividend and Interest Receivable	63,791	35,493	24,482	5,445
Reclaim Receivable	—	—	—	177
Total Assets	205,202,623	21,006,557	25,273,873	3,847,563

Liabilities:
Obligation to Return Securities Lending Collateral	19,751,150	—	—	—
Payable for Investment Securities Purchased	2,191,247	—	—	—
Cash Overdraft	716,496	—	—	—
Payable due to Investment Adviser	98,899	12,369	16,460	2,575
Payable due to Custody	66,040	—	—	—
Total Liabilities	22,823,832	12,369	16,460	2,575

Net Assets	$182,378,791	$20,994,188	$25,257,413	$3,844,988
*Includes Market Value of Securities on Loan	$18,457,927	$—	$—	$—
Net Assets Consist of:
Paid-in Capital	$187,125,599	$23,194,202	$25,163,853	$5,181,448
Undistributed Net Investment Income	2,059,597	492,252	269,774	77,358
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(19,989,011)	(2,978,552)	(3,343,059)	(623,471)
Net Unrealized Appreciation (Depreciation) on Investments	13,189,661	286,380	3,167,439	(790,347)
Net Unrealized Depreciation on Foreign Currency Transactions	(7,055)	(94)	(594)	—

Net Assets	$182,378,791	$20,994,188	$25,257,413	$3,844,988
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,330,000	1,350,000	1,300,000	300,000

Net Asset Value, Offering and Redemption Price Per Share
	$21.89	$15.55	$19.43	$12.82

 The accompanying notes are an integral part of the financial statements.

59

Statements of Assets and Liabilities
October 31, 2012

	Global X FTSE	Global X FTSE	Global X FTSE		Global X FTSE
	Argentina 20 ETF	Greece 20 ETF	Norway 30 ETF		Nordic Region ETF
Assets:
Cost of Investments	$4,329,386	$21,568,240	$60,560,484		$28,052,909
Cost of Repurchase Agreement	—	—	248,705		402,900
Cost of Foreign Currency	—	—	—		2
Investments at Value	$2,938,831	$25,715,975	$60,914,150	*	$26,285,935 *
Repurchase Agreement at Value	—	—	248,705		402,900
Foreign Currency at Value	—	—	—		2
Receivable for Investment Securities Sold	8,102	161,341	237,512		—
Dividend and Interest Receivable	586	—	2,416		16,058
Receivable for Capital Shares Sold	—	—	754,500		—
Reclaim Receivable	—	—	—		3,110
Total Assets	2,947,519	25,877,316	62,157,283		26,708,005

Liabilities:
Payable for Investment Securities Purchased	—	—	754,974		—
Obligation to Return Securities Lending Collateral	—	—	248,705		402,900
Payable due to Investment Adviser	1,925	11,919	25,044		11,928
Payable due to Custody	50	2,180	—		—
Total Liabilities	1,975	14,099	1,028,723		414,828

Net Assets	$2,945,544	$25,863,217	$61,128,560		$26,293,177
*Includes Market Value of Securities on Loan	$—	$—	$229,396		$358,581
Net Assets Consist of:
Paid-in Capital	$5,219,000	$21,924,128	$63,336,326		$28,175,457
Undistributed Net Investment Income	10,610	30,671	1,388,410		644,769
Accumulated Net Realized (Loss) on Investments and Foreign Currency Transactions	(893,511)	(239,317)	(3,949,914)		(759,865)
Net Unrealized Appreciation (Depreciation) on Investments	(1,390,555)	4,147,735	353,666		(1,766,974)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—	72		(210)

Net Assets	$2,945,544	$25,863,217	$61,128,560		$26,293,177
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	350,000	1,600,000	4,050,000		1,410,000

Net Asset Value, Offering and Redemption Price Per Share	$8.42	$16.16	$15.09		$18.65

The accompanying notes are an integral part of the financial statements.

60

Statements of Operations
For the year ended October 31, 2012

					Global X	Global X
			Global X		China	China
	Global X China		China Energy		Financials	Industrials
	Consumer ETF		ETF		ETF	ETF
Investment Income:
Dividend Income	$2,366,136		$131,611		$276,562	$96,954
Securities Lending Income	714,289		—		—	—
Less: Foreign Taxes Withheld	(133,539)		(11,844)		(22,882)	(3,246)
Total Investment Income	2,946,886		119,767		253,680	93,708
Supervision and Administration Fees(1)	803,535		31,200		68,365	28,636
Total Expenses	803,535		31,200		68,365	28,636
Net Expenses	803,535		31,200		68,365	28,636
Net Investment Income	2,143,351		88,567		185,315	65,072

Net Realized Gain (Loss) on and Foreign Currency Transactions:
Investments	(24,421,288	)(2)	(251,229	)(2)	521,703 (2)	(944,992)
Foreign Currency Transactions	959		83		172	(58)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(24,420,329)		(251,146)		521,875	(945,050)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,897,986		183,940		153,352	890,912
Foreign Currency Transactions	(771)		(8)		(569)	1,099

Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	11,897,215		183,932		152,783	892,011

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(12,523,114)		(67,214)		674,658	(53,039)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,379,763)		$21,353		$859,973	$12,033

(1)	This expense reflects the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

61

Statements of Operations

For the year ended October 31, 2012

		Global X
	Global X	NASDAQ	Global X	Global X
	China	China	FTSE	FTSE
	Materials	Technology	ASEAN 40	Andean 40
	ETF	ETF	ETF	ETF
Investment Income:
Dividend Income	$56,694	$41,637	$1,095,511	$212,687
Less: Foreign Taxes Withheld	(2,510)	(1,598)	(37,957)	(25,883)
Total Investment Income	54,184	40,039	1,057,554	186,804
Supervision and Administration Fees(1)	16,349	25,917	177,076	56,875
Total Expenses	16,349	25,917	177,076	56,875
Net Expenses	16,349	25,917	177,076	56,875
Net Investment Income	37,835	14,122	880,478	129,929

Net Realized Gain (Loss) on:
Investments(2)	(924,434)	(147,120)	(655,598)	(211,916)
Foreign Currency Transactions	46	160	16,175	(336)

Net Realized (Loss) on Investments and Foreign Currency Transactions	(924,388)	(146,960)	(639,423)	(212,252)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	439,441	(284,080)	2,393,368	443,079
Foreign Currency Transactions	(34)	(58)	(534)	(171)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	439,407	(284,138)	2,392,834	442,908

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(484,981)	(431,098)	1,753,411	230,656

Net Increase (Decrease) in Net Assets Resulting from Operations	$(447,146)	$(416,976)	$2,633,889	$360,585

(1)	This expense reflects the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/( losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

62

Statements of Operations

For the year ended October 31, 2012

			Global X	Global X
	Global X FTSE	Global X	Brazil	Brazil
	Colombia 20	Brazil Mid	Consumer	Financials
	ETF	Cap ETF	ETF	ETF
Investment Income:
Dividend Income	$4,368,939	$804,790	$457,522	$157,847
Interest Income	—	11,046	9,504	—
Securities Lending Income	34,320	—	—	—
Less: Foreign Taxes Withheld	(35,771)	(162)	—	—
Total Investment Income	4,367,488	815,674	467,026	157,847
Supervision and Administration Fees(1)	1,099,888	153,455	225,210	37,527
Custodian Fees	238,992	–	–	–
Total Expenses	1,338,880	153,455	225,210	37,527
Waiver of Supervision and Administration Fees	(77,243)	–	–	–
Net Expenses	1,261,637	153,455	225,210	37,527
Net Investment Income	3,105,851	662,219	241,816	120,320

Net Realized Gain (Loss) on:
Investments(2)	(4,829,511)	(1,818,748)	(1,594,215)	(675,603)
Foreign Currency Transactions	89,401	(82,977)	27,959	(10,739)
Net Realized (Loss) on Investments and Foreign Currency Transactions	(4,740,110)	(1,901,725)	(1,566,256)	(686,342)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,290,593	1,685,321	5,436,013	9,400
Foreign Currency Transactions	(10,934)	73	1,947	(626)

Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	17,279,659	1,685,394	5,437,960	8,774

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	12,539,549	(216,331)	3,871,704	(677,568)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,645,400	$445,888	$4,113,520	$(557,248)

(1)	This expense reflects the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

63

Statements of Operations

For the year or period ended October 31, 2012

	Global X
	FTSE	Global X				Global X
	Argentina 20	FTSE Greece		Global X FTSE		FTSE Nordic
	ETF	20 ETF(3)		Norway 30 ETF		Region ETF
Investment Income:
Dividend Income	$69,400	$186,682		$2,408,800		$1,014,271
Interest Income	—	—		—		—
Securities Lending Income	—	—		109,133		10,988
Less: Foreign Taxes Withheld	(1,853)	(30,909)		(456,185)		(166,852)
Total Investment Income	67,547	155,773		2,061,748		858,407
Supervision and Administration Fees(1)	25,142	33,667		256,316		126,932
Custodian Fees	76	4,384		–		–
Total Expenses	25,218	38,051		256,316		126,932
Net Expenses	25,218	38,051		256,316		126,932
Net Investment Income	42,329	117,722		1,805,432		731,475

Net Realized Gain (Loss) on:
Investments	(457,550)	6,383	(2)	(5,349,871	)(2)	(318,240	)(2)
Foreign Currency Transactions	(19)	8,088		(52,404)		(21,137)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(457,569)	14,471		(5,402,275)		(339,377)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(393,483)	4,147,735		6,131,505		1,942,014
Foreign Currency Transactions	29	—		(1,535)		(372)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(393,454)	4,147,735		6,129,970		1,941,642

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(851,023)	4,162,206		727,695		1,602,265

Net Increase (Decrease) in Net Assets Resulting from Operations	$(808,694)	$4,279,928		$2,533,127		$2,333,740

(1)	This expense reflects the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(3)	The Fund commenced operations on December 7, 2011.

The accompanying notes are an integral part of the financial statements.

64

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Year Ended	Year Ended	Year Ended October 31,	Year Ended October 31,
	October 31, 2012	October 31, 2011	2012	2011
Operations:
Net Investment Income	$2,143,351	$1,713,956	$88,567	$125,627
Net Realized Loss on Investments and Foreign Currency Transactions (1)	(24,420,329)	(11,421,805)	(251,146)	(321,687)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	11,897,215	(43,411,698)	183,932	(602,939)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,379,763)	(53,119,547)	21,353	(798,999)

Dividends and Distributions:
Net Investment Income	(487,644)	(1,734,529)	(78,332)	(61,491)

Total Dividends and Distributions	(487,644)	(1,734,529)	(78,332)	(61,491)

Capital Share Transactions:
Issued	61,626,500	91,602,500	1,388,000	5,637,000
Redeemed	(60,902,500)	(74,765,500)	(1,336,500)	(4,672,000)
Increase in Net Assets from Capital Share Transactions	724,000	16,837,000	51,500	965,000

Total Increase (Decrease) in Net Assets	(10,143,407)	(38,017,076)	(5,479)	104,510
Net Assets:
Beginning of Year	136,857,987	174,875,063	4,821,824	4,717,314
End of Year	$126,714,580	$136,857,987	$4,816,345	$4,821,824

Undistributed (Distributions in Excess of) Net Investment Income	$1,588,304	$(646,350)	$88,650	$78,332

Share Transactions:
Issued	4,250,000	4,800,000	100,000	350,000
Redeemed	(4,150,000)	(4,450,000)	(100,000)	(300,000)

Net Increase in Shares Outstanding from Share Transactions	100,000	350,000	—	50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

65

Statements of Changes in Net Assets

	Global X China Financials ETF			Global X China Industrials ETF
	Year Ended	Year Ended		Year Ended	Year Ended
	October 31,	October 31,		October 31,	October 31,
	2012	2011		2012	2011
Operations:
Net Investment Income	$185,315	$40,125		$65,072	$69,662
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	521,875 (1)	(1,776,172	)(1)	(945,050)	366,392 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	152,783	(3,649,321)		892,011	(3,006,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	859,973	(5,385,368)		12,033	(2,570,051)

Dividends and Distributions:
Net Investment Income	(14,611)	(1,177,311)		(8,938)	(149,711)

Total Dividends and Distributions	(14,611)	(1,177,311)		(8,938)	(149,711)

Capital Share Transactions:
Issued	3,928,000	7,974,500		—	839,000
Redeemed	(9,684,500)	(60,646,500)		—	(6,411,500)
Decrease in Net Assets from Capital Share Transactions	(5,756,500)	(52,672,000)		—	(5,572,500)

Total Increase (Decrease) in Net Assets	(4,911,138)	(59,234,679)		3,095	(8,292,262)
Net Assets:	10,923,728	70,158,407		4,557,888	12,850,150
Beginning of Year
End of Year	$6,012,590	$10,923,728		$4,560,983	$4,557,888

Undistributed Net Investment Income	$185,487	$14,611		$59,337	$3,261

Share Transactions:
Issued	350,000	750,000		—	50,000
Redeemed	(850,000)	(4,500,000)		—	(400,000)

Net Decrease in Shares Outstanding from Share Transactions	(500,000)	(3,750,000)		—	(350,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

66

Statements of Changes in Net Assets

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2012	2011	2012	2011
Operations:
Net Investment Income	$37,835	$7,175	$14,122	$128,974
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(924,388)	11,778,378	(146,960)	(583,543)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	439,407	(12,377,520)	(284,138)	(505,794)

Net Decrease in Net Assets Resulting from Operations	(447,146)	(591,967)	(416,976)	(960,363)

Dividends and Distributions:
Net Investment Income	—	(336,120)	(57,614)	(7,571)
Net Realized Gains	—	—	—	(38,309)

Total Dividends and Distributions	—	(336,120)	(57,614)	(45,880)

Capital Share Transactions:
Issued	898,000	2,226,000	1,391,000	3,666,000
Redeemed	(884,000)	(56,065,000)	(2,776,500)	(2,347,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,000	(53,839,000)	(1,385,500)	1,319,000

Total Increase (Decrease) in Net Assets	(433,146)	(54,767,087)	(1,860,090)	312,757
Net Assets:
Beginning of Year	2,874,627	57,641,714	4,614,037	4,301,280
End of Year	$2,441,481	$2,874,627	$2,753,947	$4,614,037

Undistributed Net Investment Income	$37,881	$—	$14,283	$57,615

Share Transactions:
Issued	100,000	150,000	100,000	200,000
Redeemed	(100,000)	(3,800,000)	(200,000)	(150,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(3,650,000)	(100,000)	50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

67

Statements of Changes in Net Assets

	Global X FTSE ASEAN 40 ETF		Global X FTSE Andean 40 ETF
	Year Ended	Period Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2012	2011(2)	2012	2011(3)
Operations:
Net Investment Income	$880,478	$261,942	$129,929	$89,965
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(639,423)	(16,578)	(212,252)	(120,736)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	2,392,834	(1,341,132)	442,908	(461,188)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,633,889	(1,095,768)	360,585	(491,959)

Dividends and Distributions:
Net Investment Income	(517,045)	—	(120,234)	—

Total Dividends and Distributions	(517,045)	—	(120,234)	—

Capital Share Transactions:
Issued	8,732,000	25,223,500	2,269,000	7,298,000
Redeemed	(1,455,000)	(865,500)	(695,000)	—

Increase in Net Assets from Capital Share Transactions	7,277,000	24,358,000	1,574,000	7,298,000

Total Increase in Net Assets	9,393,844	23,262,232	1,814,351	6,806,041
Net Assets:
Beginning of Period	23,262,232	—	6,806,041	—
End of Period	$32,656,076	$23,262,232	$8,620,392	$6,806,041

Undistributed Net Investment Income	$639,906	$259,838	$114,701	$105,342

Share Transactions:
Issued	550,000	1,550,000	150,000	500,000
Redeemed	(100,000)	(50,000)	(50,000)	—

Net Increase in Shares Outstanding from Share Transactions	450,000	1,500,000	100,000	500,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Commenced operations on February 16, 2011.
(3)	Commenced operations on February 2, 2011.

The accompanying notes are an integral part of the financial statements.

68

Statements of Changes in Net Assets

	Global X FTSE Colombia 20 ETF			Global X Brazil Mid Cap ETF
				Year Ended	Year Ended
	Year Ended	Year Ended		October 31,	October 31,
	October 31, 2012	October 31, 2011		2012	2011
Operations:
Net Investment Income	$3,105,851	$2,223,163		$662,219	$784,859
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(4,740,110)	(9,552,321)		(1,901,725)	(1,230,665)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	17,279,659	(26,025,026)		1,685,394	(3,993,422)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,645,400	(33,354,184)		445,888	(4,439,228)

Dividends and Distributions:
Net Investment Income	(1,467,527)	(1,100,701)		(495,614)	(417,712)
Net Realized Gains	—	(643,516)		—	(35,267)

Total Dividends and Distributions	(1,467,527)	(1,744,217)		(495,614)	(452,979)

Capital Share Transactions:
Issued	136,925,500	108,003,500		1,448,000	6,216,500
Redeemed	(110,337,500)	(127,647,100)		(3,733,500)	(7,237,000)

Increase (Decrease) in Net Assets from Capital Share Transactions	26,588,000	(19,643,600)		(2,285,500)	(1,020,500)

Total Increase (Decrease) in Net Assets	40,765,873	(54,742,001)		(2,335,226)	(5,912,707)
Net Assets:
Beginning of Year	141,612,918	196,354,919		23,329,414	29,242,121
End of Year	$182,378,791	$141,612,918		$20,994,188	$23,329,414

Undistributed Net Investment Income	$2,059,597	$300,006		$492,252	$408,624

Share Transactions:
Issued	6,400,000	5,130,000	(2)	100,000	350,000
Redeemed	(5,450,000)	(6,290,000	)(2)	(250,000)	(450,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	950,000	(1,160,000)		(150,000)	(100,000)

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Adjusted to reflect the effect of a 2 for 1 share split on April 12, 2011. (See Note 8 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

69

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF		Global X Brazil Financials ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2012	2011	2012	2011
Operations:
Net Investment Income	$241,816	$450,464	$120,320	$243,939
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(1,566,256)	(960,806)	(686,342)	(149,055)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	5,437,960	(4,582,124)	8,774	(1,294,635)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,113,520	(5,092,466)	(557,248)	(1,199,751)

Dividends and Distributions:
Net Investment Income	(392,931)	(34,888)	(256,178)	(49,172)
Net Realized Gains	—	(23,091)	—	—

Total Dividends and Distributions	(392,931)	(57,979)	(256,178)	(49,172)

Capital Share Transactions:
Issued	13,388,000	18,461,000	—	1,676,000
Redeemed	(21,212,500)	(8,883,500)	(2,803,000)	(795,000)

Increase (Decrease) in Net Assets from Capital Share Transactions	(7,824,500)	9,577,500	(2,803,000)	881,000

Total Increase (Decrease) in Net Assets	(4,103,911)	4,427,055	(3,616,426)	(367,923)
Net Assets:
Beginning of Year	29,361,324	24,934,269	7,461,414	7,829,337
End of Year	$25,257,413	$29,361,324	$3,844,988	$7,461,414

Undistributed Net Investment Income	$269,774	$392,930	$77,358	$216,360

Share Transactions:
Issued	750,000	1,000,000	—	100,000
Redeemed	(1,200,000)	(500,000)	(200,000)	(50,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(450,000)	500,000	(200,000)	50,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

70

Statements of Changes in Net Assets

	Global X FTSE		Global X FTSE
	Argentina 20 ETF		Greece 20 ETF
	Year Ended	Period Ended	Period Ended
	October 31,	October 31,	October 31,
	2012	2011(2)	2012(3)
Operations:
Net Investment Income	$42,329	$70,834	$117,722
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(457,569)	(435,681)	14,471 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(393,454)	(997,101)	4,147,735

Net Increase (Decrease) in Net Assets Resulting from Operations	(808,694)	(1,361,948)	4,279,928

Dividends and Distributions:
Net Investment Income	(102,814)	—	(4,711)

Total Dividends and Distributions	(102,814)	—	(4,711)

Capital Share Transactions:
Issued	—	5,219,000	23,308,000
Redeemed	—	—	(1,720,000)

Increase in Net Assets from Capital Share Transactions	—	5,219,000	21,588,000

Total Increase (Decrease) in Net Assets	(911,508)	3,857,052	25,863,217
Net Assets:
Beginning of Period	3,857,052	—	—
End of Period	$2,945,544	$3,857,052	$25,863,217

Undistributed Net Investment Income	$10,610	$71,114	$30,671

Share Transactions:
Issued	—	350,000	1,700,000
Redeemed	—	—	(100,000)

Net Increase in Shares Outstanding from Share Transactions	—	350,000	1,600,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Commenced operations on March 2, 2011.
(3)	Commenced operations on December 7, 2011.

The accompanying notes are an integral part of the financial statements.

71

Statements of Changes in Net Assets

			Global X FTSE
	Global X FTSE Norway 30 ETF		Nordic Region ETF
	Year Ended	Period Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2012	2011(2)	2012	2011
Operations:
Net Investment Income	$1,805,432	$1,248,076	$731,475	$751,628
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(5,402,275)	(3,824,884)	(339,377)	158,319
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	6,129,970	(5,776,232)	1,941,642	(5,267,093)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,533,127	(8,353,040)	2,333,740	(4,357,146)

Dividends and Distributions:
Net Investment Income	(1,360,544)	(6,983)	(742,231)	(150,580)
Net Realized Gains	—	—	(90,580)	—

Total Dividends and Distributions	(1,360,544)	(6,983)	(832,811)	(150,580)

Capital Share Transactions:
Issued	14,196,000	95,823,000	1,653,000	23,507,000
Redeemed	(28,947,000)	(12,756,000)	(5,865,500)	(2,678,000)

Increase (Decrease) in Net Assets from Capital Share Transactions	(14,751,000)	83,067,000	(4,212,500)	20,829,000

Total Increase (Decrease) in Net Assets	(13,578,417)	74,706,977	(2,711,571)	16,321,274
Net Assets:	74,706,977	—	29,004,748	12,683,474
Beginning of Period
End of Period	$61,128,560	$74,706,977	$26,293,177	$29,004,748

Undistributed Net Investment Income	$1,388,410	$995,926	$644,769	$694,530

Share Transactions:
Issued	950,000	6,200,000	100,000	1,150,000
Redeemed	(2,250,000)	(850,000)	(350,000)	(150,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,300,000)	5,350,000	(250,000)	1,000,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	The Fund commenced operations on November 9, 2010.

The accompanying notes are an integral part of the financial statements.

72

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

			Net Realized										Ratio of
			and								Ratio of		Net
			Unrealized							Net	Expenses		Investment
	Net Asset	Net	Gain (Loss)		Distribution	Distribution		Net Asset		Assets	to		Income to
	Value,	Investment	on	Total from	from Net	from	Total from	Value, End	Total	End of	Average		Average		Portfolio
	Beginning	Income	Investments	Operations	Investment	Capital	Distributions	of Period	Return	Period	Net Assets		Net Assets		Turnover
	of Period ($)	($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)
Global X China Consumer ETF
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	—	(0.06)	14.00	(8.06)	126,715	0.65		1.73		17.32
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65		0.98		12.37
2010(1)	15.65	0.17	4.51	4.68	—	—	—	20.33	29.90	174,875	0.65	†	1.03	†	3.91	††
Global X China Energy ETF
2012	13.78	0.25	(0.01)	0.24	(0.26)	—	(0.26)	13.76	1.87	4,816	0.65		1.85		17.22
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65		1.70		11.39
2010(2)	15.02	0.23	0.47	0.70	—	—	—	15.72	4.66	4,717	0.65	†	1.80	†	20.55	††
Global X China Financials ETF
2012	10.92	0.20	0.92	1.12	(0.01)	—	(0.01)	12.03	10.28	6,013	0.65		1.76		14.02
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65		0.25		41.54
2010(3)	14.90	0.27	(0.40)	(0.13)	—	—	—	14.77	(0.87)	70,158	0.65	†	2.26	†	14.42	††
Global X China Industrials ETF
2012	11.39	0.16	(0.13)	0.03	(0.02)	—	(0.02)	11.40	0.30	4,561	0.65		1.48		23.00
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65		0.88		20.13
2010(1)	15.50	0.08	1.55	1.63	—	—	—	17.13	10.52	12,850	0.65	†	0.61	†	12.74	††
Global X China Materials ETF
2012	9.58	0.13	(1.57)	(1.44)	—	—	—	8.14	(15.03)	2,441	0.65		1.50		14.66
2011	14.59	0.01	(4.88)	(4.87)	(0.14)	—	(0.14)	9.58	(33.69)	2,875	0.65		0.05		36.82
2010(4)	14.95	0.02	(0.38)	(0.36)	—	—	—	14.59	(2.41)	57,642	0.65	†	0.23	†	6.13	††
Global X NASDAQ China Technology ETF
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	—	(0.19)	13.77	(9.17)	2,754	0.65		0.35		53.45
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65		2.26		16.79
2010(5)	14.90	0.03	2.28	2.31	—	—	—	17.21	15.50	4,301	0.65	†	0.24	†	5.15	††
Global X FTSE ASEAN 40 ETF
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
2011(6)	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.62	†	3.46	†	2.68	††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	The Fund commenced operations on January 12, 2010.
(5)	The Fund commenced operations on December 8, 2009.
(6)	The Fund commenced operations on February 16, 2011.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and periods less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

73

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

			Net Realized										Ratio of
			and								Ratio of		Net
			Unrealized							Net	Expenses		Investment
	Net Asset	Net	Gain (Loss)		Distribution	Distribution		Net Asset		Assets	to		Income to
	Value,	Investment	on	Total from	from Net	from	Total from	Value, End	Total	End of	Average		Average		Portfolio
	Beginning	Income	Investments	Operations	Investment	Capital	Distributions	of Period	Return	Period	Net Assets		Net Assets		Turnover
	of Period ($)	($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)
Global X FTSE Andean 40 ETF
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
2011(1)	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83	††
Global X FTSE Colombia 20 ETF
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
2011	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.81	@	1.39		63.11
2010	13.92	0.16	9.44	9.60	(0.53)	—	(0.53)	22.99	71.28	196,355	0.86	@	0.77		40.95
2009(2)	7.50	0.25	6.17	6.42	—	—	—	13.92	85.60	6,960	0.86	†@	2.93	†	1.94	††
Global X Brazil Mid Cap ETF
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
2010(3)	15.16	0.08	3.04	3.12	—	—	—	18.28	20.58	29,242	0.69	†	1.24	†	2.69	††
Global X Brazil Consumer ETF
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77		1.53		37.28
2010(4)	15.48	—	4.47	4.47	—	—	—	19.95	28.88	24,934	0.77	†	0.07	†	4.72	††
Global X Brazil Financials ETF
2012	14.92	0.34	(1.80)	(1.46)	(0.64)	—	(0.64)	12.82	(9.79)	3,845	0.77		2.47		24.79
2011	17.40	0.46	(2.85)	(2.39)	(0.09)	—	(0.09)	14.92	(13.80)	7,461	0.77		2.85		37.24
2010(5)	15.08	0.05	2.27	2.32	—	—	—	17.40	15.38	7,829	0.77	†	1.15	†	—	††
Global X FTSE Argentina 20 ETF
2012	11.02	0.12	(2.43)	(2.31)	(0.29)	—	(0.29)	8.42	(21.44)	2,946	0.74		1.25		29.51
2011(6)	14.93	0.23	(4.14)	(3.91)	—	—	—	11.02	(26.19)	3,857	0.75	†	2.53	†	40.86	††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on February 5, 2009.
(3)	The Fund commenced operations on June 21, 2010.
(4)	The Fund commenced operations on July 7, 2010.
(5)	The Fund commenced operations on July 28, 2010.
(6)	The Fund commenced operations on March 2, 2011.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and periods less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.83%, 0.83%, 0.86% and 0.86% for the periods ended 2012, 2011, 2010 and 2009, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

74

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

													Ratio of
			Net Realized										Net
			and								Ratio of		Investment
			Unrealized							Net	Expenses		Income
	Net Asset	Net	Gain (Loss)		Distribution	Distribution		Net Asset		Assets	to		(Loss) to
	Value,	Investment	on	Total from	from Net	from	Total from	Value, End	Total	End of	Average		Average		Portfolio
	Beginning	Income	Investments	Operations	Investment	Capital	Distributions	of Period	Return	Period	Net Assets		Net Assets		Turnover
	of Period ($)	(Loss) ($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)
Global X FTSE Greece 20 ETF
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99	††
Global X FTSE Norway 30 ETF
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
2011(2)	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††
Global X FTSE Nordic Region ETF
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
2010	16.07	0.32	2.84	3.16	(0.01)	—	(0.01)	19.22	19.68	12,683	0.50		1.91		4.07
2009(3)	14.50	(0.02)	1.59	1.57	—	—	—	16.07	10.83	3,375	0.50	†	(0.50	)†	0.70	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on August 17, 2009.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and periods less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

75

Notes to Financial Statements

October 31, 2012

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2012, the Trust had eighty-seven portfolios, thirty-one of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X FTSE Norway 30 ETF and Global X FTSE Nordic Region ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

76

Notes to Financial Statements (continued)

October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2012, there were securities valued using Fair Value Procedures of $28,033, $118,952 and $114,012 in Global X China Materials ETF, Global X Brazil Mid Cap ETF and Global X Brazil Consumer ETF Funds, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

77

Notes to Financial Statements (continued)

October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2012, there have been no significant changes to the Funds’ fair valuation methodologies.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Funds adopted ASU 2011-04 during the year ended October 31, 2012.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2012. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X China Materials ETF

Quantitative information about level 3 fair value measurements

Assets	Fair Value at 10/31/12	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
Common Stock	$28,033	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0% to 75%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

78

Notes to Financial Statements (continued)

October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

79

Notes to Financial Statements (continued)

October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction payable to the Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

80

Notes to Financial Statements (continued)

October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X China Consumer ETF	50,000	$1,900	$700,000	$1,900
Global X China Energy ETF	50,000	1,900	688,000	1,900
Global X China Financials ETF	50,000	1,900	601,500	1,900
Global X China Industrials ETF	50,000	1,900	570,000	1,900
Global X China Materials ETF	50,000	1,900	407,000	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	688,500	1,900
Global X FTSE ASEAN 40 ETF	50,000	2,300	837,500	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	718,500	2,300
Global X FTSE Colombia 20 ETF	50,000	2,500	1,094,500	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	777,500	1,900
Global X Brazil Consumer ETF	50,000	1,500	971,500	1,500
Global X Brazil Financials ETF	50,000	1,500	641,000	1,500
Global X FTSE Argentina 20 ETF	50,000	1,000	421,000	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	808,000	1,000
Global X FTSE Norway 30 ETF	50,000	1,400	754,500	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	932,500	1,400

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF and Global X FTSE Greece 20 ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF and Global X FTSE Greece 20 ETF may pay up to 0.15%, 0.01% and 0.14%, respectively in Custody Fees (in addition to the Supervision and Administration Fee).

81

Notes to Financial Statements (continued)

October 31, 2012

3. RELATED PARTY TRANSACTIONS (continued)

Supervision and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE ASEAN 40 ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X FTSE Colombia 20 ETF	0.68%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X Brazil Financials ETF	0.77%
Global X FTSE Argentina 20 ETF	0.74%
Global X FTSE Greece 20 ETF	0.55%
Global X FTSE Norway 30 ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%

The Adviser and InterBolsa S.A. ("InterBolsa"), entered into an agreement dated January, 2009, pursuant to which InterBolsa agreed to provide certain marketing, marketing-related and other services with respect to the Global X FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser agreed to share with InterBolsa fifty percent (50%) of the Adviser’s legitimate profits and losses with respect to the Global X FTSE Colombia 20 ETF. The agreement was terminated on November 7, 2012.

SEI Global Fund Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

82

Notes to Financial Statements (continued)

October 31, 2012

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2012, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X China Consumer ETF	$25,948,874	$21,396,893
Global X China Energy ETF	828,899	820,177
Global X China Financials ETF	1,561,793	1,431,746
Global X China Industrials ETF	1,069,650	1,008,767
Global X China Materials ETF	442,803	364,031
Global X NASDAQ China Technology ETF	3,025,106	2,118,060
Global X FTSE ASEAN 40 ETF	5,031,461	2,639,794
Global X FTSE Andean 40 ETF	2,604,152	2,024,202
Global X FTSE Colombia 20 ETF	113,904,343	98,979,690
Global X Brazil Mid Cap ETF	7,700,833	7,698,078
Global X Brazil Consumer ETF	14,520,934	19,658,020
Global X Brazil Financials ETF	1,213,207	3,452,127
Global X FTSE Argentina 20 ETF	1,000,202	1,063,344
Global X FTSE Greece 20 ETF	6,243,492	1,766,493
Global X FTSE Norway 30 ETF	12,761,878	12,311,490
Global X FTSE Nordic Region ETF	2,588,485	2,676,165

During the year or period ended October 31, 2012, there were no purchases or sales of long-term U.S. Government securities for the Funds.

83

Notes to Financial Statements (continued)

October 31, 2012

4. INVESTMENT TRANSACTIONS (concluded)

For the year or period ended October 31, 2011 and October 31, 2012, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$61,752,198	$72,188,988	$(7,838,991)
Global X China Energy ETF	4,758,439	4,624,950	(283,274)
Global X China Financials ETF	2,978,779	61,103,223	(1,605,000)
Global X China Industrials ETF	-	6,126,046	244,654
Global X China Materials ETF	1,528,181	56,099,645	11,367,066
Global X NASDAQ China Technology ETF	2,677,853	1,956,019	(341,101)
Global X FTSE ASEAN 40 ETF	17,582,540	612,893	(8,915)
Global X FTSE Andean 40 ETF	4,006,971	-	-
Global X FTSE Colombia 20 ETF	30,855,838	62,252,269	2,690,734
Global X FTSE Argentina 20 ETF	5,004,623	-	-
Global X Brazil Mid Cap ETF	6,181,675	2,849,430	(190,659)
Global X Brazil Consumer ETF	13,287,750	3,118,341	(123,897)
Global X Brazil Financials ETF	1,675,018	196,619	(49,247)
Global X FTSE Norway 30 ETF	90,533,529	9,560,947	(62,096)
Global X FTSE Nordic Region ETF	22,424,541	2,242,230	65,667

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$58,127,422	$60,602,543	$(14,971,205)
Global X China Energy ETF	1,387,260	1,337,430	(69,263)
Global X China Financials ETF	3,926,565	9,690,527	936,142
Global X China Materials ETF	898,865	884,664	(757,417)
Global X NASDAQ China Technology ETF	-	2,314,245	390,361
Global X FTSE ASEAN 40 ETF	6,222,348	1,021,509	(207,923)
Global X FTSE Andean ETF	1,415,510	413,410	39,468
Global X FTSE Colombia 20 ETF	52,446,557	41,442,085	2,673,694
Global X Brazil Mid Cap ETF	270,057	2,599,515	135,361
Global X Brazil Consumer ETF	3,594,611	6,452,371	917,960
Global X Brazil Financials ETF	-	749,909	(130,497)
Global X FTSE Greece 20 ETF	18,896,843	1,718,402	195,351
Global X FTSE Norway 30 ETF	14,195,676	28,918,670	(3,714,967)
Global X FTSE Nordic Region ETF	1,652,853	5,863,959	415,958

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

84

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

The following differences, primarily attributable to utilization of earnings and profits on shareholder redemptions and distributions reclassifications, foreign currency, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2012.

	Paid-in	Undistributed Net Investment	Accumulated Net Realized
Global X Funds	Capital	Income/(Loss)	Gain/(Loss)
Global X China Consumer ETF	$(15,953,638)	$578,947	$15,374,691
Global X China Energy ETF	(74,212)	83	74,129
Global X China Financials ETF	679,007	172	(679,179)
Global X China Industrials ETF	–	(58)	58
Global X China Materials ETF	(757,417)	46	757,371
Global X NASDAQ China Technology ETF	390,361	160	(390,521)
Global X FTSE ASEAN 40 ETF	(207,923)	16,635	191,288
Global X FTSE Andean 40 ETF	39,467	(336)	(39,131)
Global X FTSE Colombia 20 ETF	2,331,771	121,267	(2,453,038)
Global X Brazil Mid Cap ETF	135,361	(82,977)	(52,384)
Global X Brazil Consumer ETF	917,960	27,959	(945,919)
Global X Brazil Financials ETF	(175,075)	(3,144)	178,219
Global X FTSE Argentina 20 ETF	–	(19)	19
Global X FTSE Greece 20 ETF	336,128	(82,340)	(253,788)
Global X FTSE Norway 30 ETF	(5,121,659)	(52,404)	5,174,063
Global X FTSE Nordic Region ETF	433,825	(39,005)	(394,820)

85

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the periods ended October 31, 2012 and 2011 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X China Consumer ETF
2012	$487,644	$–	$487,644
2011	1,734,529	–	1,734,529
Global X China Energy ETF
2012	$78,332	$–	$78,332
2011	61,491	–	61,491
Global X China Financials ETF
2012	$14,611	$–	$14,611
2011	1,177,311	–	1,177,311
Global X China Industrials ETF
2012	$8,938	$–	$8,938
2011	149,711	–	149,711
Global X China Materials ETF
2012	$–	$–	$–
2011	336,120	–	336,120
Global X NASDAQ China Technology ETF
2012	$57,614	$–	$57,614
2011	45,880	–	45,880
Global X FTSE ASEAN 40 ETF
2012	$517,045	$–	$517,045
2011	–	–	–
Global X FTSE Andean 40 ETF
2012	$120,234	$–	$120,234
2011	–	–	–
Global X FTSE Colombia 20 ETF
2012	$1,467,527	$–	$1,467,527
2011	1,288,147	456,070	1,744,217
Global X Brazil Mid Cap ETF
2012	$495,614	$–	$495,614
2011	452,979	–	452,979
Global X Brazil Consumer ETF
2012	$392,931	$–	$392,931
2011	57,979	–	57,979
Global X Brazil Financials ETF
2012	$256,178	$–	$256,178
2011	49,172	–	49,172
Global X FTSE Argentina 20 ETF
2012	$102,814	$–	$102,814
2011	–	–	–
Global X FTSE Greece 20 ETF
2012	$4,711	$–	$4,711
Global X FTSE Norway 30 ETF
2012	$1,360,544	$–	$1,360,544
2011	6,983	–	6,983
Global X FTSE Nordic Region ETF
2012	$825,103	$7,708	$832,811
2011	150,580	–	150,580

86

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

As of October 31, 2012, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X China	Global X China	Global X China
	Consumer ETF	Energy ETF	Financials ETF
Undistributed Ordinary Income	$2,074,779	$88,650	$185,487
Capital Loss Carryforwards	(5,810,505)	(214,304)	(857,728)
Unrealized Depreciation on Investments and Foreign Currency	(17,842,080)	(228,150)	(608,371)
Other Temporary Differences	3	1	(2)
Total Accumulated Losses	$(21,577,803)	$(353,803)	$(1,280,614)

	Global X China	Global X China	Global X NASDAQ China
	Industrials ETF	Materials ETF	Technology ETF
Undistributed Ordinary Income	$59,337	$37,881	$14,283
Capital Loss Carryforwards	(988,564)	(167,017)	(770,701)
Unrealized Depreciation on Investments and Foreign Currency	(1,628,843)	(1,029,258)	(305,420)
Other Temporary Differences	—	(2)	(1)
Total Accumulated Losses	$(2,558,070)	$(1,158,396)	$(1,061,839)

	Global X FTSE	Global X FTSE	Global X FTSE
	ASEAN 40 ETF	Andean 40 ETF	Colombia 20 ETF
Undistributed Ordinary Income	$741,371	$114,703	$3,480,303
Capital Loss Carryforwards	(380,238)	(370,862)	(12,474,719)
Unrealized Depreciation on Investments and Foreign Currency	875,310	(34,915)	4,247,610
Other Temporary Differences	(1)	(1)	(2)
Total Accumulated Losses	$1,236,442	$(291,075)	$(4,746,808)

	Global X Brazil	Global X Brazil	Global X Brazil
	Mid Cap ETF	Consumer ETF	Financials ETF
Undistributed Ordinary Income	$493,502	$269,775	$130,600
Capital Loss Carryforwards	(2,911,938)	(2,093,242)	(514,052)
Unrealized Depreciation on Investments and Foreign Currency	218,422	1,917,026	(953,004)
Other Temporary Differences	—	1	(4)
Total Accumulated Losses	$(2,200,014)	$93,560	$(1,336,460)

	Global X FTSE	Global X FTSE	Global X FTSE
	Argentina 20 ETF	Greece 20 ETF	Norway 30 ETF
Undistributed Ordinary Income	$10,610	$47,748	$1,388,410
Capital Loss Carryforwards	(849,688)	—	(2,985,495)
Unrealized Depreciation on Investments and Foreign Currency	(1,434,377)	3,891,341	(610,678)
Other Temporary Differences	(1)	—	(3)
Total Accumulated Losses	$(2,273,456)	$3,939,089	$(2,207,766)

Global X FTSE
Nordic Region
ETF
Undistributed Ordinary Income	$669,210
Capital Loss Carryforwards	(720,747)
Unrealized Depreciation on Investments and Foreign Currency	(1,830,742)
Other Temporary Differences	(1)
Total Accumulated Losses	$(1,882,280)

87

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2012, the Funds that had capital loss carryforwards are listed below.

		Global X	Global X	Global X	Global X	Global NASDAQ
	Global X China	China Energy	China Financials	China Industrials	China Materials	China Technology
Expiration Date	Consumer ETF	ETF	ETF	ETF	ETF	ETF
Oct. 2019	$1,341,121	$33,912	$—	$—	$—	$236,466
Oct. 2018	173,208	—	551,954	94,810	—	—
Total	$1,514,329	$33,912	$551,954	$94,810	$—	$236,466

		Global X	Global X		Global X	Global X
	Global X FTSE	FTSE Andean 40	FTSE Colombia 20	Global X Brazil Mid	Brazil Consumer	Brazil Financials
Expiration Date	ASEAN 40 ETF	ETF	ETF	Cap ETF	ETF	ETF
Oct. 2019	$—	$120,886	$8,249,654	$918,379	$563,593	$—
Oct. 2018	—	—	—	—	—	—
Total	$—	$120,886	$8,249,654	$918,379	$563,593	$—

	Global X	Global X FTSE	Global X FTSE	Global X FTSE Nordic
	Argentina 20	Greece 20	Norway 30	Region
Expiration Date	ETF	ETF	ETF	ETF
Oct. 2019	$414,683	$—	$1,802,290	$—
Oct. 2018	—	—	—	—
Total	$414,683	$—	$1,802,290	$—

88

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X China Consumer ETF	$-	$4,296,176	$4,296,176
Global X China Energy ETF	-	180,392	180,392
Global X China Financials ETF	120,706	185,068	305,774
Global X China Industrials ETF	7,913	885,841	893,754
Global X China Materials ETF	15,083	151,934	167,017
Global X NASDAQ China Technology ETF	106,171	428,064	534,235
Global X FTSE ASEAN 40 ETF	380,238	-	380,238
Global X FTSE Andean 40 ETF	132,404	117,572	249,976
Global X FTSE Colombia 20 ETF	2,146,269	2,078,796	4,225,065
Global X Brazil Mid Cap ETF	674,097	1,319,462	1,993,559
Global X Brazil Consumer ETF	472,361	1,057,288	1,529,649
Global X Brazil Financials ETF	85,300	428,752	514,052
Global X FTSE Argentina 20 ETF	246,179	188,826	435,005
Global X FTSE Norway 30 ETF	798,994	384,211	1,183,205
Global X FTSE Nordic Region ETF	435,649	285,098	720,747

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2012 were as follows:

		Aggregated	Aggregated	Net
Global X Funds	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$158,123,765	$12,688,933	$(30,531,064)	$(17,842,131)
Global X China Energy ETF	5,067,559	596,274	(824,426)	(228,152)
Global X China Financials ETF	6,627,394	198,980	(807,351)	(608,371)
Global X China Industrials ETF	6,204,259	237,784	(1,867,701)	(1,629,917)
Global X China Materials ETF	3,471,790	66,125	(1,095,383)	(1,029,258)
Global X NASDAQ China Technology ETF	3,056,648	277,462	(582,883)	(305,421)
Global X FTSE ASEAN 40 ETF	31,757,543	2,353,478	(1,478,121)	875,357
Global X FTSE Andean 40 ETF	8,650,223	581,656	(616,431)	(34,775)
Global X FTSE Colombia 20 ETF	175,050,622	20,268,129	(16,013,463)	4,254,666
Global X Brazil Mid Cap ETF	20,704,138	2,996,928	(2,778,412)	218,516
Global X Brazil Consumer ETF	23,313,976	5,473,321	(3,555,700)	1,917,621
Global X Brazil Financials ETF	4,767,392	246,743	(1,199,747)	(953,004)
Global X FTSE Argentina 20 ETF	4,373,208	146,880	(1,581,257)	(1,434,377)
Global X FTSE Greece 20 ETF	21,824,634	4,222,595	(331,254)	3,891,341
Global X FTSE Norway 30 ETF	61,773,605	3,960,338	(4,571,088)	(610,750)
Global X FTSE Nordic Region ETF	28,519,365	1,324,416	(3,154,946)	(1,830,530)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

89

Notes to Financial Statements (continued)
October 31, 2012

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

90

Notes to Financial Statements (continued)
October 31, 2012

7. OTHER

At October 31, 2012, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X China Consumer ETF	6	100%
Global X China Energy ETF	2	100%
Global X China Financials ETF	3	100%
Global X China Industrials ETF	1	100%
Global X China Materials ETF	2	100%
Global X NASDAQ China Technology ETF	2	100%
Global X FTSE ASEAN 40 ETF	3	100%
Global X FTSE Andean ETF	3	100%
Global X FTSE Colombia 20 ETF	4	100%
Global X Brazil Mid Cap ETF	3	100%
Global X Brazil Consumer ETF	3	100%
Global X Brazil Financials ETF	2	100%
Global X FTSE Argentina 20 ETF	3	100%
Global X FTSE Greece 20 ETF	6	100%
Global X FTSE Nordic Region ETF	3	100%
Global X FTSE Norway 30 ETF	6	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. SHARE SPLIT

Effective April 12, 2011, the Global X FTSE Colombia 20 ETF Fund underwent a 2-for-1 share split. The effect of this transaction was to multiply the number of outstanding shares of the Fund by two, resulting in a corresponding decrease in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the three-year period then ended have been given retroactive effect to reflect these share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

91

Notes to Financial Statements (concluded)
October 31, 2012

9. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2012, the value of the securities on loan was $9,373,101, $18,457,927, $229,396 and $358,591 for the Global X China Consumer ETF, Global X FTSE Colombia 20 ETF, Global X FTSE Norway 30 ETF and Global X FTSE Nordic Region, respectively.

10. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to the fiscal year-end, the following investment portfolio was added to the Trust: Global X SuperDividend U.S. ETF.

92

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X FTSE Norway 30 ETF and Global X FTSE Nordic Region ETF (sixteen of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2012, and the related statements of operations, and the statements of changes in net assets for the period indicated therein, and financial highlights for each of the two years or period indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF , Global X NASDAQ China Technology ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF and Global X FTSE Nordic Region ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2012 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2012, and the results of their operations and the changes in their net assets for the period indicated therein, and their financial highlights for each of the two years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 21, 2012

93

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

94

Disclosure of Fund Expenses (unaudited)

	Beginning Account	Ending Account	Annualized	Expenses Paid
	Value	Value	Expense	During
	5/1/2012	10/31/2012	Ratios	Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$917.40	0.65%	$3.13
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X China Energy ETF
Actual Fund Return	$1,000.00	$997.10	0.65%	$3.26
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,016.90	0.65%	$3.30
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$942.10	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X China Materials ETF
Actual Fund Return	$1,000.00	$956.50	0.65%	$3.20
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$895.30	0.65%	$3.10
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X FTSE ASEAN 40 ETF
Actual Fund Return	$1,000.00	$1,030.10	0.65%	$3.31
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$946.00	0.72%	$3.51
Hypothetical 5% Return	1,000.00	1,021.53	0.72	3.65
Global X FTSE Colombia 20 ETF
Actual Fund Return	$1,000.00	$976.80	0.78%	$3.88
Hypothetical 5% Return	1,000.00	1,021.21	0.78	3.96
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$923.90	0.69%	$3.34
Hypothetical 5% Return	1,000.00	1,021.67	0.69	3.51
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$1,061.20	0.77%	$3.99
Hypothetical 5% Return	1,000.00	1,021.27	0.77	3.91
Global X Brazil Financials ETF
Actual Fund Return	$1,000.00	$952.50	0.77%	$3.78
Hypothetical 5% Return	1,000.00	1,021.27	0.77	3.91
Global X FTSE Argentina 20 ETF
Actual Fund Return	$1,000.00	$886.30	0.73%	$3.48
Hypothetical 5% Return	1,000.00	1,021.45	0.73	3.73
Global X FTSE Greece 20 ETF
Actual Fund Return	$1,000.00	$1,107.60	0.61%	$3.26
Hypothetical 5% Return	1,000.00	1,022.04	0.61	3.13

95

Disclosure of Fund Expenses (unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/1/2012	10/31/2012	Ratios	Period(1)
Global X FTSE Norway 30 ETF
Actual Fund Return	$1,000.00	$1,053.80	0 .50%	$2.57
Hypothetical 5% Return	1,000.00	1,022.62	0 .50	2.54
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,027.00	0 .50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.62	0 .50	2.54

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period.).

96

Trustees And Officers Of The Trust (unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Number of
Name,			Funds in	Other
Address	Position(s)		Trust	Directorships
(Year of	Held	Principal Occupation(s) During	Overseen by	Held
Birth)	with Funds	the Past 5 Years	Director	by Trustees
Independent Trustees[2]
Sanjay	Trustee	CEO of Risk Advisors Inc. (since 2007) (consulting	31[3]	None.
Ram	(since	firm).
Bharwani	2008)
623 Fifth
Ave,
15th floor
New York,
NY 10022
(1974)
Scott R.	Trustee	CFO, Sterling Seal & Supply Inc. (since 2011),	31[3]	Director of
Chichester[1]	(since	President & Treasurer, Bayview Acquisition Corp		Bayview
623 Fifth	2008)	(since 2010), CPA, Penda Aiken Inc. (2009-2011)		Acquisition Corp.
Ave,		(consultant); Founder and President, DirectPay USA		(since 2010).
15th floor		LLC (since 2006) (payroll company); Chief Financial
New York,		Officer, Ong Corporation (2002-2010) (technology
NY 10022		company); Proprietor, Scott R. Chichester CPA
(1970)		(since 2001) (CPA firm).

Kartik	Trustee	Vice President, Business Development, Cynvenio	31[3]	None.
Kiran Shah	(since	Biosystems (2012-present); Independent Consultant,
623 Fifth	2008)	Self-Employed (2011-2012) (non-financial services);
Ave,		Director, Wireless Generation (2008-2011)
15th floor		(software).
New York,
NY 10022
(1977)

97

Trustees And Officers Of The Trust (unaudited) (CONTINUED)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2011.

Number of Funds
		Principal Occupation(s)	in Trust	Other
Name, Address	Position(s) Held	During	Overseen by	Directorships Held
(Year of Birth)	with Funds	the Past 5 Years	Director	by Trustees
Interested Trustee / Officers[2]
Bruno del Ama	Trustee (since 2008),	Chief Executive Officer and	31[3]	None.
623 Fifth Ave,	President, Chief	Chief Compliance Officer,
15th floor	Executive Officer	Global X Management Company
New York, NY	(since 2008)	LLC (since 2008); Head of
10022		Global Structured Products
(1976)		Operations at Radian Asset
Assurance (2004-2008)
(financial services firm).

Jose C. Gonzalez	Chief Operating	Chief Operating Officer, Global	N/A	N/A
623 Fifth Ave,	Officer, Chief	X Management Company LLC
15th floor	Compliance Officer,	(since 2008); Founder and
New York, NY	Treasurer, Principal	President of GWM Group, Inc.
10022	Accounting Officer	(since 2006); Financial Advisor,
(1976)	and Chief Financial	Broad Street Securities, Inc.
	Officer (since 2008)	(2004-2006).

Daphne Tippens	Secretary (since 2012)	General Counsel, Global X	N/A	N/A
Chisolm		Management Company LLC
11524-C		(since 2011); Founder and
Providence		President of Law Offices of DT
Road, Suite 236		Chisolm, P.C. (since 2009) (law
Charlotte, NC		firm); Counsel, Dechert (2007-
28277		2009) (law firm)
(1969)

Dianne	Assistant Secretary	Corporate Counsel, SEI	N/A	N/A
Sulzbach[4]	(since 2011)	Investments (since 2010);
One Freedom		Associate, Morgan, Lewis &
Valley Drive		Bockius LLP (2006-2010).
Oaks, PA 19456
(1977)

98

Trustees And Officers Of The Trust (unaudited)(concluded)

Other Directorships
Name, Address	Position(s) Held	Principal Occupation(s) During	Held
(Year of Birth)	with Funds	the Past 5 Years	by Trustees
Peter Rodriguez[4]	Assistant Treasurer	Fund Accounting Director of the	N/A
One Freedom Valley Drive	(since 2011)	Administrator (since 2011);
Oaks, PA 19456		Mutual Fund Trading Director,
(1962)		SEI Global Trust Company (2009-
2011); Asset Data Services
Director at the Administrator
(2006-2009).

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2012, the Trust had eighty-seven investment portfolios, thirty-one of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

99

Notice To Shareholders (unaudited)

For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2012, the liquidated Funds have designated the following items with regard to distributions paid during the year.

				Qualifying for				Short
				Corporate				Term
	Long-Term	Ordinary		Dividends	Qualifying	U.S.	Interest	Capital
	Capital Gain	Income	Total	Received	Dividend	Government	Related	Gain
	Distributions	Distributions	Distributions	Deduction (1)	Income (2)	Interest (3)	Dividends(4)	Dividends
Global X China Consumer ETF	0.00%	100.00%	100.00%	0.00%	7.76%	0.00%	0.01%	0.00%
Global X China Energy ETF	0.00%	100.00%	100.00%	0.00%	92.98%	0.00%	0.00%	0.00%
Global X China Financials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X China Industrials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X China Materials ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X NASDAQ China Technology ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%
Global X FTSE ASEAN 40 ETF	0.00%	100.00%	100.00%	0.00%	73.23%	0.00%	0.00%	0.00%
Global X FTSE Andean 40 ETF	0.00%	100.00%	100.00%	18.64%	100.00%	0.00%	0.00%	0.00%
Global X FTSE Colombia 20 ETF	0.00%	100.00%	100.00%	0.00%	98.17%	0.00%	0.00%	0.00%
Global X Brazil Mid Cap ETF	0.00%	100.00%	100.00%	0.00%	87.51%	0.00%	0.19%	0.00%
Global X Brazil Consumer ETF	0.00%	100.00%	100.00%	0.00%	51.33%	0.00%	0.00%	0.00%
Global X Brazil Financials ETF	0.00%	100.00%	100.00%	0.00%	30.30%	0.00%	0.00%	100.00%
Global X FTSE Argentina 20 ETF	0.00%	100.00%	100.00%	17.17%	100.00%	0.00%	0.00%	0.00%
Global X FTSE Greece 20 ETF	0.00%	100.00%	100.00%	14.22%	80.19%	0.00%	0.01%	0.00%
Global X FTSE Norway 30 ETF	0.00%	100.00%	100.00%	0.00%	83.18%	0.00%	0.00%	0.00%
Global X FTSE Nordic Region ETF	0.75%	99.25%	100.00%	3.51%	98.94%	0.00%	0.01%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

 (2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Analytic Global Long-Short Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2012, the total amount of foreign source income and foreign tax credit are as follows:

		Foreign Tax
	Foreign Source	Credit Pass-
Global X Funds	Income	Through
Global X China Consumer ETF	$1,150,298	$70,451
Global X China Energy ETF	131,611	11,844
Global X China Financial ETF	276,562	22,883
Global X China Industrials ETF	96,954	3,246
Global X FTSE ASEAN 40 ETF	1,132,855	37,957
Global X FTSE Andean 40 ETF	212,687	25,883
Global X FTSE Colombia 20 ETF	3,540,600	30,895
Global X FTSE Greece 20 ETF	186,644	30,909
Global X FTSE Norway ETF	1,593,898	387,981
Global X FTSE Nordic Region ETF	974,208	166,852

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

100

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com.

101

Notes

102

623 Fifth Avenue, 15th floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser:

 Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

 SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

 SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

 Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-0200

Global X SuperDividend ETF (ticker: SDIV)

Global X Canada Preferred ETF (ticker: CNPF)

Global X Social Media Index ETF (ticker: SOCL)

Annual Report

October 31, 2012

Management Discussion of Fund Performance (unaudited)	1
Schedules of Investments
Global X SuperDividend ETF	4
Global X Canada Preferred ETF	11
Global X Social Media Index ETF	14
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	31
Disclosure of Fund Expenses (unaudited)	32
Supplemental Information (unaudited)	34
Trustees and Officers of the Trust (unaudited)	35
Notice to Shareholders (unaudited)	38

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion Of Fund Performance (unaudited)

Global X SuperDividend Etf

Global X SuperDividend ETF

The Global X SuperDividend ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend™ Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global SuperDividend™ Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world. The index provider applies certain dividend stability filters.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 8.34%, while the Index increased 7.45%. The Fund had a net asset value of $21.76 per share on October 31, 2011 and ended the reporting period with a net asset value of $21.86 on October 31, 2012.

During the reporting period, the highest returns came from Surgutneftegas OJSC and Invesco Mortgage Capital which returned 59.72% and 57.39%, respectively. The worst performers were Thomas Cook Group PLC and APN News & Media Ltd., which returned -69.22% and -63.01%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend ETF	8.34%	9.07%	(1.45%)	(1.29%)
Solactive Global SuperDividend™ Index	7.45%	7.45%	(3.74%)	(3.74%)
S&P 500 Index	15.21%	15.21%	9.63%	9.63%

Growth of a $10,000 Investment

(at Net Asset Value)

The Fund commenced operations on June 8, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion Of Fund Performance (unaudited)

Global X Canada Preferred Etf

Global X Canada Preferred ETF

The Global X Canada Preferred ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Canada Preferred Stock Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Canada Preferred Stock Index tracks the performance of a select group of preferred stocks from Canadian issues that trade on the Toronto Stock Exchange. It is comprised of preferred shares that meet certain criteria relating to size, liquidity, issuer rating, maturity, and other requirements as determined by Structured Solutions AG. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on preferred stock of Canadian companies.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the 12-month period ended October 31, 2012 (the “reporting period”), the Fund increased 3.78%, while the Index increased 4.33%. The Fund had a net asset value of $14.48 per share on October 31, 2011 and ended the reporting period with a net asset value of $14.49 on October 31, 2012.

During the reporting period, the highest returns came from Sun Life Financial Class A and Manulife Financial Class A, which returned 15.14% and 13.42%, respectively. The worst performers were Yellow Media 6.75% and Transalta Cumulative Class A, which returned -10.86% and -5.96%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2012
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Canada Preferred ETF	3.78%	4.20%	1.23%	1.27%
Solactive Canada Preferred Stock Index	4.33%	4.33%	1.43%	1.43%
S&P 500 Index	15.21%	15.21%	7.29%	7.29%

Growth of a $10,000 Investment

(at Net Asset Value)

The Fund commenced operations on May 24, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion Of Fund Performance (unaudited)

Global X Social Media Index Etf

Global X Social Media Index ETF

The Global X Social Media Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Index (“Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Social Media Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

For the period from the Fund’s commencement date on November 14, 2011 through October 31, 2012 (the “reporting period”), the Fund decreased 14.07%, while the Index decreased 13.33%. The Fund commenced operations with a net asset value of $14.93 per share on November 14, 2011 and ended the reporting period with a net asset value of $12.83 on October 31, 2012.

During the reporting period, the highest returns came from Tencent Holdings Ltd. and Buongiorno SpA, which returned 78.50% and 70.14% respectively. The worst performers were Groupon and Zynga, which returned -82.88% and -76.14% respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2012
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Social Media Index ETF	(14.07%)	(14.94%)
Solactive Social Media Index	(13.33%)	(13.33%)
S&P 500 Index	15.19%	15.19%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced operations on November 14, 2011. Total return is for the period indicated and has not been annualized.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

3

Schedule of Investments	October 31, 2012

Global X SuperDividend ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA—25.2%
Banks — 5.4%
Bank of Queensland	217,479	$1,711,224
Bendigo and Adelaide Bank	185,789	1,558,303
Commonwealth Bank of Australia	29,876	1,790,997
National Australia Bank	65,628	1,756,956
Westpac Banking	72,122	1,909,847
		8,727,327
Consumer Goods — 1.9%
Fleetwood	118,766	1,269,842
GUD Holdings	213,286	1,857,568
		3,127,410
Consumer Services — 7.6%
David Jones (A)	642,349	1,780,339
Metcash	371,317	1,410,738
Myer Holdings (A)	752,935	1,528,005
Navitas (A)	520,632	2,226,632
Seven West Media	460,874	581,271
Southern Cross Media Group	1,349,909	1,457,331
TABCORP Holdings	545,300	1,607,586
Tatts Group	598,549	1,739,715
		12,331,617

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	October 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — 4.2%
ASX	47,010	$1,449,329
IOOF Holdings	266,404	1,747,746
Perpetual	64,870	1,881,441
QBE Insurance Group	130,707	1,788,277
		6,866,793
Industrials — 1.7%
Cabcharge Australia	255,499	1,570,115
GWA Group	674,805	1,222,346
		2,792,461
Oil & Gas — 1.0%
APA Group	313,936	1,681,556
Telecommunications — 1.2%
Telstra	438,703	1,885,347
Utilities — 2.2%
DUET Group	837,774	1,817,580
Spark Infrastructure Group	1,069,531	1,876,292
		3,693,872
TOTAL AUSTRALIA		41,106,383
AUSTRIA—0.5%
Telecommunications — 0.5%
Telekom Austria	141,016	888,295
BELGIUM—1.0%
Telecommunications — 1.0%
Belgacom	53,370	1,559,899
BERMUDA—1.3%
Industrials — 1.3%
Ship Finance International	134,199	2,063,981
BRAZIL—0.7%
Utilities — 0.7%
Light	104,300	1,122,058
CANADA—4.7%
Consumer Services — 1.2%
Parkland Fuel	115,662	1,973,347
Financials — 0.9%
Extendicare	185,588	1,518,152
Health Care — 0.8%
CML HealthCare (A)	152,808	1,295,903

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	October 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.9%
Freehold Royalties (A)	70,940	$1,440,464
Utilities — 0.9%
Just Energy Group (A)	131,956	1,350,278
TOTAL CANADA		7,578,144
CZECH REPUBLIC— 1.0%
Telecommunications — 1.0%
Telefonica Czech Republic	82,601	1,645,192
FINLAND—1.1%
Health Care — 1.1%
Orion, Cl B	72,081	1,782,592
FRANCE—0.8%
Telecommunications — 0.8%
France Telecom	111,712	1,245,524
GERMANY—2.1%
Telecommunications — 2.1%
Deutsche Telekom	122,299	1,396,376
Freenet	119,275	1,971,890
TOTAL GERMANY		3,368,266
HONG KONG— 0.9%
Technology — 0.9%
VTech Holdings	120,206	1,427,728
HUNGARY—0.8%
Telecommunications — 0.8%
Magyar Telekom Telecommunications	683,036	1,265,207
ITALY—1.0%
Utilities — 1.0%
Hera	988,140	1,665,002
NETHERLANDS—1.5%
Real Estate Investment Trust — 0.9%
Vastned Retail	32,548	1,507,758
Telecommunications — 0.6%
Koninklijke KPN	161,180	1,017,612
TOTAL NETHERLANDS		2,525,370
NEW ZEALAND— 1.1%
Telecommunications — 1.1%
Telecom Corp of New Zealand	926,341	1,832,189

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	October 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
NORWAY—1.1%
Oil & Gas — 1.1%
Seadrill	42,522	$1,721,375
POLAND—2.0%
Basic Materials — 1.3%
KGHM Polska Miedz	41,190	2,074,562
Telecommunications — 0.7%
Telekomunikacja Polska	320,884	1,212,116
TOTAL POLAND		3,286,678
SINGAPORE—6.1%
Industrials — 1.0%
Venture	260,233	1,632,056
Real Estate Investment Trust — 3.8%
Ascendas	1,036,508	2,005,377
Mapletree Logistics Trust	2,289,029	2,082,983
Suntec	1,642,950	2,161,776
		6,250,136
Telecommunications — 1.3%
StarHub	708,712	2,138,105
TOTAL SINGAPORE		10,020,297
SPAIN—0.6%
Consumer Services — 0.6%
Antena 3 de Television	252,931	1,013,009
TAIWAN—1.6%
Industrials — 1.6%
Coretronic	1,741,912	1,261,153
U-Ming Marine Transport	937,771	1,422,106
TOTAL TAIWAN		2,683,259
TURKEY—1.1%
Consumer Goods — 1.1%
Ford Otomotiv Sanayi	171,461	1,760,046
UNITED KINGDOM— 11.7%
Consumer Services — 1.8%
Firstgroup	349,400	1,074,131
Halfords Group	321,916	1,795,378
		2,869,509

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	October 31, 2012

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — 7.5%
Amlin	240,139	$1,446,252
Aviva	292,223	1,562,811
Intermediate Capital Group	325,257	1,601,956
Provident Financial	104,890	2,322,350
Resolution	434,514	1,530,724
RSA Insurance Group	933,219	1,691,231
Standard Life	455,433	2,146,085
		12,301,409
Industrials — 1.3%
Interserve	337,293	2,122,812
Telecommunications — 1.1%
Cable & Wireless Communications	2,928,599	1,771,801
TOTAL UNITED KINGDOM		19,065,531
UNITED STATES— 30.6%
Consumer Goods — 1.0%
Vector Group	94,111	1,549,067
Financials — 1.6%
BGC Partners, Cl A	250,324	1,171,516
Franklin Street Properties	132,759	1,514,780
		2,686,296
Health Care — 2.1%
AstraZeneca	31,301	1,453,493
PDL BioPharma (A)	258,613	1,926,667
		3,380,160
Industrials — 0.7%
RR Donnelley & Sons (A)	118,493	1,187,300
Real Estate Investment Trust — 19.7%
American Capital Agency	53,494	1,766,372
Annaly Capital Management	98,985	1,597,618
Anworth Mortgage Asset	247,316	1,518,520
ARMOUR Residential	233,241	1,679,335
Capstead Mortgage	122,006	1,503,114
Chimera Investment	560,181	1,495,683
CommonWealth	77,712	1,065,432
CreXus Investment	145,328	1,634,940
CYS Investments	121,779	1,634,274
Hatteras Financial	57,802	1,576,261
Hospitality Properties Trust	63,905	1,477,484
Invesco Mortgage Capital	103,929	2,227,198
Investors Real Estate Trust	212,804	1,791,810

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	October 31, 2012

Global X SuperDividend ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Medical Properties Trust	165,980	$1,905,450
MFA Financial	215,518	1,760,782
Omega Healthcare Investors	73,914	1,695,587
Sabra Health Care	85,169	1,892,455
Starwood Property Trust	80,751	1,850,813
Two Harbors Investment	165,100	1,969,643
		32,042,771
Technology — 0.8%
Pitney Bowes (A)	92,572	1,329,334
Telecommunications — 3.7%
CenturyLink	42,398	1,627,235
Consolidated Communications Holdings	84,179	1,299,724
Frontier Communications (A)	376,113	1,775,254
Windstream (A)	130,156	1,241,688
		5,943,901
Utilities — 1.0%
Atlantic Power (A)	111,431	1,669,094
TOTAL UNITED STATES		49,787,923
TOTAL COMMON STOCK
(Cost $159,950,738)		160,413,948

PREFERRED STOCK — 0.8%
BRAZIL—0.8%
Utilities — 0.8%
AES Tiete
(Cost $1,580,215)	115,951	1,317,047

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $434,923)	$434,923	434,923

REPURCHASE AGREEMENT — 4.4%
Barclays Capital
0.300%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price
$7,143,441 (collateralized by U.S. Treasury Bills, ranging in par value
$7,764-$672,986, 0.000%, 11/01/12-10/17/13, with total market value
$7,286,261) (B) (Cost $7,143,381)	7,143,381	7,143,381

TOTAL INVESTMENTS — 104.0%
(Cost $169,109,257)		$169,309,299

Percentages are based on Net Assets of $162,828,350.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	October 31, 2012

Global X SuperDividend ETF

Cl — Class

(A)	This security or a partial position of this security is on loan at October 31, 2012. The total value of securities on loan at October 31, 2012 was $6,746,652.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of October 31, 2012 was $7,143,381.

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$160,413,948	$—	$—	$160,413,948
Preferred Stock	1,317,047	—	—	1,317,047
Time Deposit	—	434,923	—	434,923
Repurchase Agreement	—	7,143,381	—	7,143,381
Total Investments in Securities	$161,730,995	$7,578,304	$—	$169,309,299

For the year ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments or Level 2 & Level 3 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	October 31, 2012

Global X Canada Preferred ETF

Sector Weightings (unaudited) †:

† Percentages based on total investments.

	Shares	Value
PREFERRED STOCK — 99.2%
CANADA—99.2%
Consumer Goods — 2.5%
George Weston, 4.750%	7,746	$193,892
RONA, 5.250%(A)	6,682	166,590
		360,482
Financials — 69.6%
Bank of Montreal, 5.400%(A)	13,801	370,053
Bank of Montreal, 4.500%	12,075	312,167
Bank of Montreal, 3.900%(A)	10,001	251,840
Bank of Nova Scotia, 5.250%	11,404	300,643
Bank of Nova Scotia, 5.000%(A)	11,375	288,034
Bank of Nova Scotia, 5.000%(A)	11,204	282,245
Brookfield Asset Management, 7.000%(A)	9,476	256,457
Brookfield Asset Management, 5.400%(A)	8,682	227,492
Brookfield Asset Management, 4.500%(A)	7,892	200,945
Brookfield Office Properties, 6.750%(A)	8,041	214,802
Brookfield Office Properties, 6.150%	8,843	235,164
Brookfield Office Properties, 5.150%(A)	9,643	249,391
Canadian Imperial Bank of Commerce, 6.500%(A)	9,133	242,693
Canadian Imperial Bank of Commerce, 5.600%	8,435	216,417
Canadian Imperial Bank of Commerce, 5.350%(A)	8,432	222,715
Fairfax Financial Holdings, 5.750%(A)	8,673	223,175
Fairfax Financial Holdings, 5.000%(A)	10,408	257,399
Fairfax Financial Holdings, 5.000%(A)	8,673	211,799
Great-West Lifeco, 5.200%	9,896	251,079
Great-West Lifeco, 4.500%	9,896	239,585
Great-West Lifeco, 3.650%(A)	8,245	198,128
HSBC Bank Canada, 6.600%(A)	9,685	260,659
Intact Financial, 4.200%(A)	9,683	248,583
Manulife Financial, 6.600%(A)	15,514	419,402
Manulife Financial, 5.600%(A)	12,066	317,975
Manulife Financial, 4.650%	12,065	291,855
Power Financial, 4.950%	9,682	244,292

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2012

Global X Canada Preferred ETF

	Shares/Face
	Amount	Value
PREFERRED STOCK — continued
Financials — continued
Power Financial, 4.400%(A)	10,843	$273,151
Royal Bank of Canada, 6.250%(A)	13,804	371,101
Royal Bank of Canada, 6.250%(A)	12,078	317,686
Royal Bank of Canada, 5.000%	13,801	355,959
Sun Life Financial, 4.800%	9,059	224,400
Sun Life Financial, 4.750%	11,149	273,716
Sun Life Financial, 4.450%	8,361	199,408
Toronto-Dominion Bank, 6.250%(A)	12,078	324,458
Toronto-Dominion Bank, 6.250%(A)	12,942	343,781
Toronto-Dominion Bank, 4.850%	14,663	375,843
		10,094,492
Oil & Gas — 14.4%
AltaGas, 5.000%(A)	7,746	202,424
Enbridge, 4.000%(A)	19,355	495,914
Husky Energy, 4.450%(A)	11,607	299,603
TransCanada, 4.600%(A)	18,958	484,034
TransCanada, 4.400%(A)	12,075	307,452
TransCanada, 4.000%(A)	12,064	301,494
		2,090,921
Telecommunications — 8.6%
BCE, 4.800%(A)	9,948	212,158
BCE, 4.600%(A)	9,132	202,984
BCE, 4.500%(A)	10,501	249,290
Bell Aliant, 4.850%(A)	11,141	279,989
Shaw Communications, 4.500%(A)	11,617	297,186
		1,241,607
Utilities — 4.1%
Canadian Utilities, 4.000%(A)	12,580	330,134
TransAlta, 4.600%(A)	11,607	264,390
		594,524
TOTAL CANADA		14,382,026
TOTAL PREFERRED STOCK
(Cost $14,404,778)		14,382,026

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $51,020)	$51,020	51,020
TOTAL INVESTMENTS — 99.6%
(Cost $14,455,798)		$14,433,046

Percentages are based on Net Assets of $14,494,381.

(A)	Floating rate security - Rate disclosed is the rate in effect on October 31, 2012.

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2012

Global X Canada Preferred ETF

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$14,382,026	$—	$—	$14,382,026
Time Deposit	—	51,020	—	51,020
Total Investments in Securities	$14,382,026	$51,020	$—	$14,433,046

For the year ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments or Level 2 & Level 3 investments.

For the year ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2012

Global X Social Media Index ETF

Sector Weightings (unaudited) † :

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.5%
CHINA—29.6%
Technology — 29.6%
Changyou.com ADR	2,547	$63,293
NetEase ADR *	8,309	448,686
Renren ADR *	45,163	147,683
SINA *	23,655	1,292,273
Tencent Holdings	40,874	1,445,084
Youku.com ADR *	29,518	584,456
TOTAL CHINA		3,981,475

GERMANY—0.7%
Technology — 0.7%
XING	1,670	94,894

JAPAN—17.4%
Technology — 17.4%
Dena	34,094	1,063,863
Gree	35,589	620,567
Mixi	27	45,592
Nexon *	50,559	616,233
TOTAL JAPAN		2,346,255

RUSSIA—10.0%
Technology — 10.0%
Mail.ru Group GDR	20,239	674,971
Yandex, Cl A *	28,686	667,810
TOTAL RUSSIA		1,342,781

TAIWAN—0.7%
Technology — 0.7%
PChome Online	20,030	90,508

UNITED STATES— 41.1%
Consumer Services — 6.3%
Angie's List *	14,301	163,604
Groupon, Cl A *	118,035	486,304
Nutrisystem	12,102	116,542
Yelp, Cl A *	3,631	87,507
		853,957

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2012

Global X Social Media Index ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
Technology — 34.8%
Demand Media *	16,357	$139,525
Facebook, Cl A *	69,656	1,470,787
Google, Cl A *	871	592,080
Jive Software *	16,856	188,787
LinkedIn, Cl A *	12,655	1,353,199
MeetMe *	7,493	31,695
Pandora Media *	33,917	284,564
United Online	38,125	204,350
Zynga, Cl A *	190,640	428,940
		4,693,927
TOTAL UNITED STATES		5,547,884
TOTAL COMMON STOCK
(Cost $14,980,401)		13,403,797

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/01/12
(Cost $22,233)	$22,233	22,233
TOTAL INVESTMENTS — 99.7%
(Cost $15,002,634)		$13,426,030

Percentages are based on Net Assets of $13,471,314.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

 GDR — Global Depositary Receipt

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,403,797	$—	$—	$13,403,797
Time Deposit	—	22,233	—	22,233
Total Investments in Securities	$13,403,797	$22,233	$—	$13,426,030

For the period ended October 31, 2012, there have been no transfers between Level 1 & Level 2 investments or Level 2 & Level 3 investments.

For the period ended October 31, 2012, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

15

Statements Of Assets And Liabilities

October 31, 2012

	Global X
	SuperDividend		Global X Canada	Global X Social
	ETF		Preferred ETF	Media Index ETF
Assets:
Cost of Investments	$161,965,876		$14,455,798	$15,002,634
Cost of Repurchase Agreement	7,143,381		—	—
Investments at Value	$162,165,918	*	$14,433,046	$13,426,030
Repurchase Agreement at Value	7,143,381		—	—
Cash	102,945		—	3,293
Receivable for Capital Shares Sold	3,279,000		—	—
Dividend and Interest Receivable	606,753		27,777	—
Reclaim Receivable	7,229		—	359
Receivable for Investment Securities Sold	—		40,759	2,641,806
Total Assets	173,305,226		14,501,582	16,071,488

Liabilities:
Obligation to Return Securities Lending Collateral	7,143,381		—	—
Payable for Investment Securities Purchased	3,216,044		—	2,592,402
Payable due to Investment Adviser	72,504		7,201	7,772
Cash Overdraft	44,947		—	—
Total Liabilities	10,476,876		7,201	2,600,174

Net Assets	$162,828,350		$14,494,381	$13,471,314
*Includes Market Value of Securities on Loan	$6,746,652		$—	$—

Net Assets Consist of:
Paid-in Capital	$165,361,628		$14,721,086	$16,610,851
Undistributed Net Investment Income	571,506		43,809	98,362
Accumulated Net Realized Loss on
Investments and Foreign Currency Transactions	(3,309,138)		(247,585)	(1,660,916)
Net Unrealized Appreciation (Depreciation) on Investments	200,042		(22,752)	(1,576,604)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	4,312		(177)	(379)
Net Assets	$162,828,350		$14,494,381	$13,471,314
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,450,000		1,000,000	1,050,000

Net Asset Value, Offering and Redemption Price Per Share	$21.86		$14.49	$12.83

The accompanying notes are an integral part of the financial statements.

16

Statements Of Operations

For the year or period ended October 31, 2012

		Global X
	Global X	Canada		Global X Social
	SuperDividend	Preferred		Media Index
	ETF	ETF		ETF(1)
Investment Income:
Dividend Income	$5,721,900	$609,700		$172,596
Securities Lending Income	58,327	—		—
Less: Foreign Taxes Withheld	(301,191)	(92,003)		(6,566)
Total Investment Income	5,479,036	517,697		166,030
Supervision and Administration Fees(2)	392,076	69,674		70,589
Total Expenses	392,076	69,674		70,589
Net Expenses	392,076	69,674		70,589
Net Investment Income	5,086,960	448,023		95,441

Net Realized Gain (Loss) on:
Investments	(2,122,915)	(281,022	)(3)	(1,528,565	)(3)
Foreign Currency Transactions	10,058	(2,682)		2,921

Net Realized Loss on Investments and Foreign Currency Transactions	(2,112,857)	(283,704)		(1,525,644)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,744,613	315,814		(1,576,604)
Foreign Currency Transactions	1,464	(275)		(379)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	2,746,077	315,539		(1,576,983)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	633,220	31,835		(3,102,627)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,720,180	$479,858		$(3,007,186)

(1)	The Fund commenced operations on November 14, 2011.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

17

Statements Of Changes In Net Assets

	Global X SuperDividend ETF
		Period Ended
	Year Ended	October 31,
	October 31, 2012	2011(1)
Operations:
Net Investment Income	$5,086,960	$904,386
Net Realized Loss on Investments and Foreign Currency Transactions	(2,112,857)	(2,769,674	)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	2,746,077	(2,541,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,720,180	(4,407,011)

Dividends and Distributions:
Net Investment Income	(4,983,491)	(831,828)
Total Dividends and Distributions	(4,983,491)	(831,828)

Capital Share Transactions:
Issued	132,719,500	46,445,500
Redeemed	—	(11,834,500)

Increase in Net Assets from Capital Share Transactions	132,719,500	34,611,000

Total Increase in Net Assets	133,456,189	29,372,161
Net Assets:
Beginning of Period	29,372,161	—
End of Period	$162,828,350	$29,372,161

Undistributed Net Investment Income	$571,506	$131,585

Share Transactions:
Issued	6,100,000	1,900,000
Redeemed	—	(550,000)

Net Increase in Shares Outstanding from Share Transactions	6,100,000	1,350,000

(1)	The Fund commenced operations on June 8, 2011.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

18

Statements Of Changes In Net Assets

			Global X Social
			Media Index
	Global X Canada Preferred ETF		ETF
	Year Ended	Period Ended	Period Ended
	October 31,	October 31,	October 31,
	2012	2011(1)	2012(2)
Operations:
Net Investment Income	$448,023	$125,778	$95,441
Net Realized Loss on Investments and Foreign Currency Transactions (3)	(283,704)	(93,069)	(1,525,644)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	315,539	(338,468)	(1,576,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	479,858	(305,759)	(3,007,186)

Dividends and Distributions:
Net Investment Income	(426,223)	(92,495)	—
Total Dividends and Distributions	(426,223)	(92,495)	—

Capital Share Transactions:
Issued	7,185,500	9,047,500	27,517,000
Redeemed	(707,000)	(687,000)	(11,038,500)
Increase in Net Assets from Capital Share Transactions	6,478,500	8,360,500	16,478,500
Total Increase in Net Assets	6,532,135	7,962,246	13,471,314

Net Assets:	7,962,246	—	—
Beginning of Period
End of Period	$14,494,381	$7,962,246	$13,471,314
Undistributed Net Investment Income	$43,809	$24,691	$98,362

Share Transactions:
Issued	500,000	600,000	1,900,000
Redeemed	(50,000)	(50,000)	(850,000)
Net Increase in Shares Outstanding from Share Transactions	450,000	550,000	1,050,000

(1)	The Fund commenced operations on May 24, 2011.
(2)	The Fund commenced operations on November 14, 2011.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

			Net Realized										Ratio of
			and								Ratio of		Net
			Unrealized							Net	Expenses		Investment
	Net Asset	Net	Gain (Loss)		Distribution	Distribution		Net Asset		Assets	to		Income to
	Value,	Investment	on	Total from	from Net	from	Total from	Value, End	Total	End of	Average		Average		Portfolio
	Beginning	Income	Investments	Operations	Investment	Capital	Distributions	of Period	Return	Period	Net Assets		Net Assets		Turnover
	Of Period ($)	($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)††
Global X SuperDividend ETF
2012	21 .76	1 .62	0 .09	1 .71	(1 .61)	—	(1 .61)	21 .86	8 .34	162,828	0 .58		7 .53		34 .03
2011(1)	24 .70	0 .64	(3 .02)	(2 .38)	(0 .56)	—	(0 .56)	21 .76	(9 .56)	29,372	0 .58	†	7 .22	†	4 .58
Global X Canada Preferred ETF
2012	14 .48	0 .54	—	0 .54	(0 .53)	—	(0 .53)	14 .49	3 .78	14,494	0 .58		3 .73		38 .15
2011(2)	14 .97	0 .27	(0 .56)	(0 .29)	(0 .20)	—	(0 .20)	14 .48	(1 .94)	7,962	0 .58	†	4 .28	†	3 .02
Global X Social Media Index ETF
2012(3)	14 .93	0 .12	(2 .22)	(2 .10)	—	—	—	12 .83	(14 .07)	13,471	0 .65	†	0 .88	†	91 .78

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on May 24, 2011.
(3)	The Fund commenced operations on November 14, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20

Notes to financial statements
October 31, 2012

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2012, the Trust had eighty-seven portfolios, thirty-one of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend ETF, Global X Canada Preferred ETF and Global X Social Media Index ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

21

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2012, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

22

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2012 there have been no significant changes to the Funds’ fair valuation methodologies.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”) . ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. Adoption of ASU 2011-04 did not materially affect the Funds’ financial condition or results of operations.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

23

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITS — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the (Real Estate Investment Trust “REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

24

Notes to Financial Statements (continued)
October 31, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X SuperDividend ETF	50,000	$3,800	$1,093,000	$3,800
Global X Canada Preferred ETF	50,000	1,000	724,500	1,000
Global X Social Media Index ETF	50,000	1,000	641,500	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X SuperDividend ETF	0.58%
Global X Canada Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%

SEI Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV;

25

Notes to Financial Statements (continued)
October 31, 2012

3. RELATED PARTY TRANSACTIONS (concluded)

and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period or year ended October 31, 2012, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend ETF	$28,323,569	$23,716,182
Global X Canada Preferred ETF	4,515,036	4,601,815
Global X Social Media Index ETF	10,563,632	10,237,644

For the periods ended October 31, 2011 and October 31, 2012, respectively, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend ETF	$44,934,699	$11,497,261	$(1,968,872)
Global X Canada Preferred ETF	9,024,193	685,410	(80,963)

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend ETF	$127,543,715	$-	$-
Global X Canada Preferred ETF	7,187,559	707,521	(36,950)
Global X Social Media Index ETF	27,197,875	10,895,592	132,351

During the period ended October 31, 2012, there were no purchases or sales of long-term U.S. Government securities for the Funds.

26

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2012.

		Undistributed
		Net	Accumulated
	Paid-in	Investment	Net Realized
Global X Funds	Capital	Income	Gain (Loss)
Global X SuperDividend ETF	$–	$336,452	$(336,452)
Global X Canada Preferred ETF	(36,950)	(2,682)	39,632
Global X Social Media Index ETF	132,351	2,921	(135,272)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended October 31, 2012 and October 31, 2011 were as follows:

	Ordinary	Long-Term
Global X Funds	Income	Capital Gain	Totals

Global X SuperDividend ETF
2012	$4,983,491	$–	$4,983,491
2011	831,828	–	831,828
Global X Canada Preferred ETF
2012	$426,223	$–	$426,223
2011	92,495	–	92,495

27

Notes to Financial Statements (continued)
October 31, 2012

5. TAX INFORMATION (continued)

As of October 31, 2012, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X
	SuperDividend	Global X Canada	Global X Social
	ETF	Preferred ETF	Media Index ETF
Undistributed Ordinary Income	$1,996,379	$43,809	$98,362
Capital Loss Carryforwards	(3,214,361)	(192,575)	(894,844)
Unrealized Depreciation on Investments and Foreign Currency	(1,315,298)	(77,938)	(2,343,055)
Other Temporary Differences	2	(1)	—
Total Accumulated Losses	$(2,533,278)	$(226,705)	$(3,139,537)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2012, the Funds that had capital loss carryforwards are listed below.

Global X
	Global X	Canada
	SuperDividend	Preferred
Expiration date	ETF	ETF
October 2019	$838,578	$3,513

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend ETF	$2,032,013	$343,770	$2,375,783
Global X Canada Preferred ETF	188,285	777	189,062
Global X Social Media Index ETF	894,844	-	894,844

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2012 were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Global X Funds	Cost	Appreciation	Depreciation	Depreciation
Global X SuperDividend ETF	$170,628,909	$7,772,245	$(9,091,855)	$(1,319,610)
Global X Canada Preferred ETF	14,510,808	164,459	(242,221)	(77,762)
Global X Social Media Index ETF	15,768,706	646,885	(2,989,561)	(2,342,676)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

28

Notes to Financial Statements (continued)
October 31, 2012

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Indices. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

7. OTHER

At October 31, 2012, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X SuperDividend ETF	4	100%
Global X Canada Preferred ETF	3	100%
Global X Social Media Index ETF	2	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

29

Notes to Financial Statements (continued)
October 31, 2012

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short- term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2012, the value of securities on loan was $6,746,652 for the Global X SuperDividend ETF.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to the fiscal year end, the following investment portfolio was added to the Trust: Global X SuperDividend U.S. ETF.

30

Report of Independent Registered Public Accounting Firm
October 31, 2012

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X SuperDividend ETF, Global X Canada Preferred ETF and Global X Social Media Index ETF (three of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2012, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2012, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 21, 2012

31

Disclosure Of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $ 1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

32

Disclosure Of Fund Expenses (unaudited) (concluded)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/1/2012	10/31/2012	Ratios	Period(1)
Global X SuperDividend ETF
Actual Fund Return	$1,000.00	$1,036.80	0 .58%	$2 .97
Hypothetical 5% Return	1,000.00	1,022.22	0 .58	2 .95
Global X Canada Preferred ETF
Actual Fund Return	$1,000.00	$1,001.50	0 .58%	$2 .92
Hypothetical 5% Return	1,000.00	1,022.22	0 .58	2 .95
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$834.50	0 .65%	$3 .00
Hypothetical 5% Return	1,000.00	1,021.87	0 .65	3 .30

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period.)

33

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com

34

Trustees And Officers of the Trust (unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Number of
Name,			Funds in	Other
Address	Position(s)		Trust	Directorships
(Year of	Held	Principal Occupation(s) During	Overseen by	Held
Birth)	with Funds	the Past 5 Years	Director	by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	31[3]	None.

Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	31[3]	Director of Bayview Acquisition Corp. (since 2010).

Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	31[3]	None.

35

Trustees And Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2012.

Number of Funds
Name, Address	Position(s) Held	Principal Occupation(s) During	in Trust Overseen by	Other Directorships Held
(Year of Birth)	with Funds	the Past 5 Years	Director	by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	31[3]	None.

Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006); Financial Advisor, Broad Street Securities, Inc. (2004-2006).	N/A	N/A

Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007- 2009) (law firm)	N/A	N/A

Dianne Sulzbach[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Corporate Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

36

Trustees And Officers of the Trust (unaudited)

Other Directorships
Name, Address	Position(s) Held	Principal Occupation(s) During	Held
(Year of Birth)	with Funds	the Past 5 Years	by Trustees
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009- 2011); Asset Data Services Director at the Administrator (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2012, the Trust had eighty-seven investment portfolios, thirty-one of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

37

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2012, the Funds are designating the following items with regard to distributions paid during the year.

				Qualifying
				for
				Corporate			Short Term
	Long-Term	Ordinary		Dividends	Qualifying	Interest	Capital
	Capital Gain	Income	Total	Received	Dividend	Related	Gain
	Distributions	Distributions	Distributions	Deduction (1)	Income (2)	Dividends (3)	Dividends(4)
Global X SuperDividend ETF	0.00%	100.00%	100.00%	7.16%	58.37%	0.00%	0.00%
Global X Canada Preferred ETF	0.00%	100.00%	100.00%	0.00%	99.79%	0.00%	0.00%
Global X Social Media Index ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2012, the total amount of foreign source income and foreign tax credit are as follows:

		Foreign Tax
	Foreign Source	Credit Pass
Global X Funds	Income	Through
Global X SuperDividend ETF	$3,833,453	$202,053
Global X Canada Preferred ETF	609,834	92,003

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

38

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0200

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2012 and 2011 related to the Trust.

In 2012 and 2011, Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$320,025	$0	$0	$353,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$105,375	$0	$0	$142,500	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2012 and 2011:

	2012	2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2012 and 2011 for the last two fiscal years were $105,375 and $142,500, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 3, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: January 3, 2013

* Print the name and title of each signing officer under his or her signature.